UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-21598)

Exact name of registrant as specified in charter:	Putnam RetirementReady Funds

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Robert T. Burns, Vice President 100 Federal Street Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	July 31, 2019

Date of reporting period:	August 1, 2018 — January 31, 2019

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

IMPORTANT NOTICE: Beginning on January 1, 2021, reports like this one will no longer automatically be sent by mail. See inside for more information.

Putnam Investments

Putnam RetirementReady® Funds

Semiannual report
1 | 31 | 19

Putnam RetirementReady Funds invest in a diversified mix of Putnam portfolios and funds to match the time horizons of retirement investors.

Putnam
RetirementReady®
Funds

Putnam RetirementReady 2060 Fund	Putnam RetirementReady 2035 Fund
Putnam RetirementReady 2055 Fund	Putnam RetirementReady 2030 Fund
Putnam RetirementReady 2050 Fund	Putnam RetirementReady 2025 Fund
Putnam RetirementReady 2045 Fund	Putnam RetirementReady 2020 Fund
Putnam RetirementReady 2040 Fund	Putnam Retirement Income Fund Lifestyle 1

Semiannual report
1 | 31 | 19

IMPORTANT NOTICE: Delivery of paper fund reports

In accordance with regulations adopted by the Securities and Exchange Commission, beginning on January 1, 2021, reports like this one will no longer be sent by mail unless you specifically request it. Instead, they will be on Putnam’s website, and you will be notified by mail whenever a new one is available, and provided with a website link to access the report.

If you wish to stop receiving paper reports sooner, or if you wish to continue to receive paper reports free of charge after January 1, 2021, please see the back cover or insert for instructions. If you invest through a bank or broker, your choice will apply to all funds held in your account. If you invest directly with Putnam, your choice will apply to all Putnam funds in your account.

If you already receive these reports electronically, no action is required.

Message from the Trustees

March 19, 2019

Dear Fellow Shareholder:

Investors around the world faced challenging conditions in 2018, with increased volatility and turbulence, and generally more losses than gains for stocks at the end of the year. At the same time, investors who have owned either stocks or bonds for three years or more may still be in positive territory. Historically, periods of market weakness are often followed by recovery and rebounds, and we have already seen evidence of this in the early months of 2019.

If there is any lesson to be learned from these constantly changing markets, it is the importance of positioning your investment portfolio for your long-term goals. We believe that one way is to diversify across different asset classes and investment strategies.

We also believe your mutual fund investment offers a number of advantages, including constant monitoring by experienced investment professionals who maintain a long-term perspective. Putnam’s portfolio managers and analysts take a research-intensive approach that includes risk management strategies designed to serve you through changing conditions.

Another key strategy, in our view, is seeking the counsel of a financial advisor. For over 80 years, Putnam has recognized the importance of professional investment advice. Your financial advisor can help in many ways, including defining and planning for goals such as retirement, evaluating the level of risk appropriate for you, and reviewing your investments on a regular basis and making adjustments as necessary.

As always, your fund’s Board of Trustees remains committed to protecting the interests of Putnam shareholders like you, and we thank you for investing with Putnam.

Performance history as of 1/31/19

Current performance may be lower or higher than the quoted past performance, which cannot guarantee future results. Share price, principal value, and return will fluctuate, and you may have a gain or a loss when you sell your shares. Performance of class A shares assumes reinvestment of distributions and does not account for taxes. Fund returns in the table above do not reflect a sales charge of 4.00% for Retirement Income Fund Lifestyle 1 and 5.75% for all other funds; had they, returns would have been lower. See below and pages 8–17 for additional performance information. For a portion of the periods, the funds had expense limitations, without which returns would have been lower. To obtain the most recent month-end performance, visit putnam.com.

* With the exception of Putnam RetirementReady 2050 Fund, 2055 Fund, and 2060 Fund (inceptions: 5/2/05, 11/30/10, and 11/30/15, respectively), the inception date of the class A shares of the RetirementReady Funds is 11/1/04.

† Returns for the six-month period are not annualized, but cumulative.

This comparison shows your fund’s performance in the context of broad market indexes for the six months ended 1/31/19. See above and pages 8–17 for additional fund performance information. Index descriptions can be found on pages 23–24.

2 RetirementReady® Funds

Please describe the investment environment during the six-month reporting period.

Investors faced an array of heightened concerns worldwide during the six-month reporting period. A difficult fourth quarter brought volatility and annual losses for many major indexes. Among the issues that contributed to the downturn were geopolitical instability, uncertainty about the Federal Reserve’s monetary policy, a slowing Chinese economy, and the U.S.– China trade dispute. The U.S. economy remained strong, but interest rates and market volatility increased. Buoyed by government spending and tax cuts, the U.S. economy grew at a 3.5% annual rate in the third quarter of 2018. Unemployment has touched multi-decade lows, inflation remains anchored, and the likelihood of a recession remains low, in our view. Still, we believe the outlook for global economic growth has eased over the past few months because of protectionist tariffs, rising interest rates, and weakness in many emerging markets, including China.

January 2019 brought some reprieve and global markets gained value. The Fed unanimously agreed to keep the federal funds rate, which influences the cost of mortgages, credit cards,

RetirementReady® Funds 3

and other borrowing, at a range of 2.25% to 2.50% at their January 2019 meeting. Fed Chair Jerome Powell also said that the case for raising rates has “weakened somewhat.” A strong January 2019 helped the broad S&P 500 Index trim losses for the six-month period. The S&P 500 declined 3.00%; and international stocks, as measured by the MSCI EAFE Index [ND], dropped 7.80%. Across the Atlantic, the European Central Bank [ECB] ended its bond-buying program in December 2018. The ECB also left benchmark interest rates unchanged at its January 2019 meeting.

How did the funds perform during the reporting period?

Putnam RetirementReady funds posted negative returns during the six-month reporting period. The results largely reflected the difficult investment environment. The majority of risk assets declined in value, and only a few segments of the fixed-income market finished the period in positive territory.

The funds with greater allocations to stocks had lower returns compared with shorter-dated funds that had more exposure to fixed-income and absolute return strategies. The high allocation to stocks is for investors who are decades from retiring. The shorter-dated funds have proportionately higher exposure to bonds and other fixed-income securities than to equities. Bloomberg Barclays U.S. Aggregate Bond Index gained 2.71% during the period.

What strategies contributed to or detracted from performance during the reporting period?

Our dynamic allocation decisions, particularly in equities and commodities, were detractors from performance. We increased our equity holdings in the fourth quarter of 2018, anticipating a market bounce that did not materialize by year-end. The commodities sector also struggled during the dramatic sell-off in crude oil prices. This occurred when the U.S. government granted waivers from sanctions to some of the biggest buyers of oil exports from Iran.

Our active implementation decisions and security selections detracted from performance. Our quantitative strategies in U.S. large-cap and international developed equity markets worked against results during the period. The quantitative strategies guide stock selection based on our team’s analysis of equity market history to identify characteristics in stocks with excess risk-adjusted returns. Despite what we believe is a clear long-term relationship between these factors and positive stock performance, our strategies underperformed.

Our absolute return strategies produced mixed results. Each fund has an allocation to the Putnam Multi-Asset Absolute Return Fund, which declined in value, and to the Putnam Fixed Income Absolute Return Fund, which gained in value. However, both funds helped to reduce volatility and improve diversification.

What is your outlook for the coming months?

Looking ahead, we believe the key risks weighing on equity markets may subside. We believe a resolution of the U.S.–China tariff conflict, even if limited in scope, is quite possible. In China, we believe more aggressive stimulus measures could improve the outlook for both the Chinese economy and global markets. And in the wake of the sell-off in the fourth quarter of 2018, we see more attractive valuations for companies with strong fundamental prospects.

We also believe that economic growth in the United States is likely to slow in 2019. Fed Chair Powell said in January 2019 that low inflation would allow the Fed to be “patient” in deciding whether to continue raising interest rates. At the same time, we expect bond yields to continue to drift higher in 2019 as interest-rate

4 RetirementReady® Funds

normalization continues in the United States and globally.

We maintain a positive outlook for equities, inflation (commodities), and credit risks. The portfolios have an overweight position in U.S. equities and commodities. We are also slightly overweight in high-yield credit and slightly underweight in interest-rate-sensitive fixed-income assets. We believe U.S. stock valuations are now more appealing, and companies may return to buying back their own shares. In terms of credit, we recently upgraded our position due to positive indications from our quantitative model. Also, we believe corporate credit fundamentals are improving because of strong company earnings.

Thank you, Jason, for your time and insights today.

The views expressed in this report are exclusively those of Putnam Management and are subject to change. They are not meant as investment advice.

Please note that the holdings discussed in this report may not have been held by the funds for the entire period. Portfolio composition is subject to review in accordance with each fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk. Statements in the Q&A concerning each fund’s performance or portfolio composition relative to those of each fund’s Lipper peer group may reference information produced by Lipper Inc. or through a third party.

ABOUT DERIVATIVES

Derivatives are an increasingly common type of investment instrument, the performance of which is derived from an underlying security, index, currency, or other area of the capital markets. Derivatives employed by the fund’s managers generally serve one of two main purposes: to implement a strategy that may be difficult or more expensive to invest in through traditional securities, or to hedge unwanted risk associated with a particular position.

For example, the fund’s managers might use currency forward contracts to capitalize on an anticipated change in exchange rates between two currencies. This approach would require a significantly smaller outlay of capital than purchasing traditional bonds denominated in the underlying currencies. In another example, the managers may identify a bond that they believe is undervalued relative to its risk of default, but may seek to reduce the interest-rate risk of that bond by using interest-rate swaps, a derivative through which two parties “swap” payments based on the movement of certain rates. In other examples, the managers may use options and futures contracts to hedge against a variety of risks by establishing a combination of long and short exposures to specific equity markets or sectors.

Like any other investment, derivatives may not appreciate in value and may lose money. Derivatives may amplify traditional investment risks through the creation of leverage and may be less liquid than traditional securities. And because derivatives typically represent contractual agreements between two financial institutions, derivatives entail “counterparty risk,” which is the risk that the other party is unable or unwilling to pay. Putnam monitors the counterparty risks we assume. For example, Putnam often enters into collateral agreements that require the counterparties to post collateral on a regular basis to cover their obligations to the fund. Counterparty risk for exchange-traded futures and centrally cleared swaps is mitigated by the daily exchange of margin and other safeguards against default through their respective clearinghouses.

RetirementReady® Funds 5

Composition of the funds’
underlying investments

Historically, each Putnam RetirementReady® Fund invests, to varying degrees, in a variety of Putnam mutual funds. This section describes the goals and strategies of each of the underlying Putnam funds as of January 31, 2019. For more information, please see the funds’ prospectus.

Putnam Fixed Income Absolute Return Fund and Putnam Multi-Asset Absolute Return Fund

Each fund pursues an “absolute return” strategy that seeks to earn a positive total return over a reasonable period of time regardless of market conditions or general market direction. Putnam Fixed Income Absolute Return Fund invests in a broadly diversified portfolio reflecting uncorrelated fixed-income strategies. Putnam Multi-Asset Absolute Return Fund combines two independent investment strategies: a beta strategy, which provides broad exposure to investment markets, and an alpha strategy, which seeks returns from active trading. Actual allocations of both funds will vary.

Putnam Dynamic Asset Allocation Equity Fund

The fund’s portfolio invests mainly in common stocks (growth or value stocks or both) of large and midsize companies worldwide and is designed for investors seeking long-term growth. The fund typically allocates approximately 75% of its assets to investments in U.S. companies and 25% of its assets to international companies, but allocations may vary. The Portfolio Managers can adjust allocations based on market conditions.

Putnam Dynamic Asset Allocation Growth Fund

The fund’s portfolio invests mainly in equity securities (growth or value stocks or both) of U.S. and international companies of any size and is designed for investors seeking capital appreciation with moderate risk. The fund’s strategic equity weighting is 80% (the range is 65% to 95%), with the balance invested in a range of fixed-income investments. The Portfolio Managers can adjust allocations based on market conditions.

Putnam Dynamic Asset Allocation Balanced Fund

The fund’s portfolio is diversified across stocks and bonds in global markets and is designed for investors seeking total return. The fund’s strategic equity allocation is 60% (the range is 45% to 75%), with the balance invested in bonds and money market instruments. The Portfolio Managers can adjust the allocations based on market conditions.

Putnam Dynamic Asset Allocation Conservative Fund

The fund’s globally diversified portfolio emphasizes bonds over stocks and is designed for investors who want to protect the value of their investment while receiving regular income and protection against inflation. The strategic fixed-income allocation is 70% (with a range of 55% to 85%), with the balance invested in stocks and money market instruments. The Portfolio Managers can adjust allocations based on market conditions.

Putnam Government Money Market Fund

The fund seeks as high a rate of current income as Putnam Management believes is consistent

6 RetirementReady® Funds

with preservation of capital and maintenance of liquidity. The fund invests at least 99.5% of its total assets in cash, U.S. government securities, and repurchase agreements that are fully collateralized by U.S. government securities or cash.

You can lose money by investing in the funds. Although the funds seek to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Each fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

Each RetirementReady Fund has a different target date indicating when each fund’s investors expect to retire and begin withdrawing assets from their account, typically at retirement. The funds are generally weighted more heavily toward more aggressive, higher-risk investments when the target date of the fund is far off, and more conservative, lower-risk investments when the target date of the fund is near. The principal value of the funds is not guaranteed at any time, including the target date.

Allocations by fund as of 1/31/19

Underlying Putnam Fund	Putnam Retirement Ready 2060 Fund	Putnam Retirement Ready 2055 Fund	Putnam Retirement Ready 2050 Fund	Putnam Retirement Ready 2045 Fund	Putnam Retirement Ready 2040 Fund	Putnam Retirement Ready 2035 Fund	Putnam Retirement Ready 2030 Fund	Putnam Retirement Ready 2025 Fund	Putnam Retirement Ready 2020 Fund	Putnam Retirement Income Fund Lifestyle 1
Putnam Dynamic Asset Allocation
Equity Fund	73.7%	66.1%	49.2%	28.5%	7.2%	0.0%	0.0%	0.0%	0.0%	0.0%
Putnam Dynamic Asset Allocation
Growth Fund	16.0%	23.4%	39.5%	58.6%	68.5%	45.9%	11.9%	0.0%	0.0%	0.0%
Putnam Dynamic Asset Allocation
Balanced Fund	0.0%	0.0%	0.0%	0.0%	5.7%	27.8%	50.1%	36.8%	9.6%	0.0%
Putnam Dynamic Asset Allocation
Conservative Fund	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	2.0%	15.3%	30.1%	34.3%
Putnam Multi-Asset Absolute
Return Fund	9.4%	9.4%	9.4%	10.0%	13.4%	17.4%	21.6%	26.7%	30.0%	30.2%
Putnam Fixed Income Absolute
Return Fund	0.6%	0.9%	1.5%	2.4%	3.0%	5.9%	10.5%	15.8%	24.9%	29.7%
Putnam Government Money
Market Fund	0.4%	0.4%	0.4%	0.6%	1.9%	3.0%	4.1%	5.2%	5.8%	5.8%

Percentages are based on net assets as of 1/31/19. Portfolio composition may vary over time. Due to rounding, percentages may not equal 100%. Summary information may differ from the portfolio schedule included in the financial statements due to the exclusion of as-of trades.

RetirementReady® Funds 7

Your fund’s performance

This section shows your fund’s performance, price, and distribution information for periods ended January 31, 2019, the end of the first half of its current fiscal year. In accordance with regulatory requirements for mutual funds, we also include performance information as of the most recent calendar quarter-end and expense information taken from the funds’ current prospectus. Performance should always be considered in light of a fund’s investment strategy. Data represent past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate, and you may have a gain or a loss when you sell your shares. Performance information does not reflect any deduction for taxes a shareholder may owe on fund distributions or on the redemption of fund shares. For the most recent month-end performance, please visit the Individual Investors section at putnam.com or call Putnam at 1-800-225-1581. Class R, R6, and Y shares are not available to all investors. See the Terms and definitions section in this report for definitions of the share classes offered by your fund.

Fund performance Total return for periods ended 1/31/19

	Class A		Class B		Class C		Class M		Class R	Class R6	Class Y
	(11/1/04)		(11/1/04)		(11/1/04)		(11/1/04)		(11/1/04)	(9/1/16)	(11/1/04)
	Before	After					Before	After	Net	Net	Net
	sales	sales	Before	After	Before	After	sales	sales	asset	asset	asset
	charge	charge	CDSC	CDSC	CDSC	CDSC	charge	charge	value	value	value
2060 Fund*
Life of fund	22.19%	15.16%	19.29%	16.29%	19.24%	19.24%	20.26%	16.05%	21.21%	23.38%	23.18%
Annual average	6.53	4.56	5.73	4.88	5.71	5.71	6.00	4.81	6.26	6.86	6.81
3 years	32.82	25.18	29.89	26.89	29.84	29.84	30.92	26.34	31.93	34.09	33.88
Annual average	9.92	7.77	9.11	8.26	9.09	9.09	9.40	8.11	9.68	10.27	10.21
1 year	–6.67	–12.04	–7.39	–11.74	–7.40	–8.27	–7.14	–10.39	–6.92	–6.36	–6.37
6 months	–5.24	–10.69	–5.64	–10.07	–5.65	–6.53	–5.47	–8.78	–5.33	–5.08	–5.02
2055 Fund†
Life of fund	99.96%	88.46%	88.30%	88.30%	87.94%	87.94%	91.85%	85.14%	95.97%	104.79%	104.04%
Annual average	8.86	8.07	8.06	8.06	8.03	8.03	8.31	7.83	8.59	9.17	9.12
5 years	39.54	31.52	34.37	32.53	34.23	34.23	35.97	31.21	37.79	41.74	41.22
Annual average	6.89	5.63	6.09	5.79	6.06	6.06	6.34	5.58	6.62	7.23	7.15
3 years	32.67	25.04	29.68	26.68	29.54	29.54	30.54	25.97	31.69	34.09	33.59
Annual average	9.88	7.73	9.05	8.20	9.01	9.01	9.29	8.00	9.61	10.27	10.14
1 year	–6.61	–11.98	–7.31	–11.38	–7.38	–8.19	–7.12	–10.37	–6.83	–6.24	–6.41
6 months	–5.13	–10.58	–5.53	–9.67	–5.57	–6.39	–5.42	–8.73	–5.27	–4.98	–5.08
2050 Fund‡
Annual average
(life of fund)	6.25%	5.79%	5.79%	5.79%	5.67%	5.67%	5.72%	5.44%	5.98%	6.53%	6.51%
10 years	207.03	189.38	189.07	189.07	184.84	184.84	192.11	181.89	199.48	215.52	214.87
Annual average	11.87	11.21	11.20	11.20	11.04	11.04	11.32	10.92	11.59	12.18	12.15
5 years	38.84	30.86	33.77	31.77	33.73	33.73	35.42	30.68	37.10	40.91	40.62
Annual average	6.78	5.53	5.99	5.67	5.99	5.99	6.25	5.50	6.51	7.10	7.06
3 years	31.98	24.39	29.11	26.11	29.01	29.01	30.02	25.47	31.00	33.27	32.99
Annual average	9.69	7.55	8.89	8.04	8.86	8.86	9.15	7.86	9.42	10.05	9.97
1 year	–6.40	–11.78	–7.05	–11.12	–7.14	–7.95	–6.85	–10.11	–6.63	–6.08	–6.17
6 months	–5.03	–10.49	–5.30	–9.44	–5.37	–6.20	–5.23	–8.54	–5.11	–4.85	–4.85

8 RetirementReady® Funds

Fund performance Total return for periods ended 1/31/19 cont.

	Class A		Class B		Class C		Class M		Class R	Class R6	Class Y
	(11/1/04)		(11/1/04)		(11/1/04)		(11/1/04)		(11/1/04)	(9/1/16)	(11/1/04)
	Before	After					Before	After	Net	Net	Net
	sales	sales	Before	After	Before	After	sales	sales	asset	asset	asset
	charge	charge	CDSC	CDSC	CDSC	CDSC	charge	charge	value	value	value
2045 Fund
Annual average
(life of fund)	6.26%	5.82%	5.82%	5.82%	5.71%	5.71%	5.74%	5.47%	6.00%	6.55%	6.53%
10 years	201.70	184.35	184.21	184.21	179.99	179.99	186.99	176.95	194.28	210.18	209.26
Annual average	11.68	11.02	11.01	11.01	10.84	10.84	11.12	10.72	11.40	11.99	11.95
5 years	37.80	29.88	32.67	30.67	32.71	32.71	34.36	29.66	36.07	39.89	39.47
Annual average	6.62	5.37	5.82	5.50	5.82	5.82	6.09	5.33	6.35	6.94	6.88
3 years	30.98	23.45	28.07	25.07	28.11	28.11	29.04	24.53	30.03	32.31	31.92
Annual average	9.41	7.27	8.60	7.74	8.61	8.61	8.87	7.59	9.15	9.78	9.67
1 year	–6.15	–11.55	–6.88	–10.90	–6.85	–7.65	–6.62	–9.89	–6.38	–5.84	–5.96
6 months	–4.83	–10.30	–5.20	–9.30	–5.17	–5.98	–5.05	–8.37	–4.94	–4.67	–4.73
2040 Fund
Annual average
(life of fund)	6.13%	5.69%	5.69%	5.69%	5.58%	5.58%	5.60%	5.34%	5.88%	6.42%	6.40%
10 years	193.81	176.92	176.73	176.73	172.58	172.58	179.40	169.62	186.70	201.90	201.16
Annual average	11.38	10.72	10.71	10.71	10.55	10.55	10.82	10.43	11.11	11.68	11.66
5 years	35.73	27.92	30.69	28.69	30.74	30.74	32.36	27.73	34.11	37.76	37.42
Annual average	6.30	5.05	5.50	5.17	5.51	5.51	5.77	5.02	6.05	6.62	6.56
3 years	29.07	21.65	26.22	23.22	26.18	26.18	27.14	22.69	28.13	30.33	30.02
Annual average	8.88	6.75	8.07	7.21	8.06	8.06	8.33	7.05	8.61	9.23	9.14
1 year	–5.59	–11.02	–6.32	–10.51	–6.29	–7.13	–6.05	–9.34	–5.80	–5.26	–5.36
6 months	–4.34	–9.84	–4.67	–8.94	–4.71	–5.56	–4.55	–7.90	–4.41	–4.14	–4.21
2035 Fund
Annual average
(life of fund)	5.77%	5.33%	5.33%	5.33%	5.22%	5.22%	5.24%	4.98%	5.50%	6.06%	6.03%
10 years	179.36	163.30	163.10	163.10	159.14	159.14	165.72	156.42	172.50	187.17	186.38
Annual average	10.82	10.17	10.16	10.16	9.99	9.99	10.27	9.87	10.54	11.13	11.10
5 years	32.25	24.65	27.38	25.38	27.36	27.36	28.96	24.45	30.56	34.21	33.84
Annual average	5.75	4.50	4.96	4.63	4.96	4.96	5.22	4.47	5.48	6.06	6.00
3 years	25.85	18.61	23.02	20.02	23.04	23.04	23.95	19.61	24.89	27.12	26.77
Annual average	7.97	5.86	7.15	6.27	7.15	7.15	7.42	6.15	7.69	8.33	8.23
1 year	–4.69	–10.17	–5.39	–9.67	–5.39	–6.25	–5.16	–8.48	–4.92	–4.33	–4.47
6 months	–3.54	–9.09	–3.89	–8.23	–3.93	–4.80	–3.80	–7.17	–3.68	–3.39	–3.46
2030 Fund
Annual average
(life of fund)	5.30%	4.87%	4.86%	4.86%	4.75%	4.75%	4.78%	4.51%	5.04%	5.58%	5.56%
10 years	159.91	144.96	144.83	144.83	141.26	141.26	147.28	138.62	153.64	167.15	166.54
Annual average	10.02	9.37	9.37	9.37	9.21	9.21	9.48	9.09	9.75	10.33	10.30
5 years	27.71	20.37	23.07	21.07	23.09	23.09	24.62	20.26	26.18	29.60	29.30
Annual average	5.01	3.78	4.24	3.90	4.24	4.24	4.50	3.76	4.76	5.32	5.27
3 years	21.49	14.50	18.85	15.85	18.87	18.87	19.72	15.53	20.67	22.70	22.41
Annual average	6.70	4.62	5.93	5.03	5.93	5.93	6.18	4.93	6.46	7.06	6.97
1 year	–3.57	–9.12	–4.27	–8.70	–4.28	–5.17	–4.03	–7.39	–3.81	–3.25	–3.36
6 months	–2.66	–8.26	–3.05	–7.54	–3.02	–3.91	–2.92	–6.32	–2.76	–2.49	–2.56

RetirementReady® Funds 9

Fund performance Total return for periods ended 1/31/19 cont.

	Class A		Class B		Class C		Class M		Class R	Class R6	Class Y
	(11/1/04)		(11/1/04)		(11/1/04)		(11/1/04)		(11/1/04)	(9/1/16)	(11/1/04)
	Before	After					Before	After	Net	Net	Net
	sales	sales	Before	After	Before	After	sales	sales	asset	asset	asset
	charge	charge	CDSC	CDSC	CDSC	CDSC	charge	charge	value	value	value
2025 Fund
Annual average
(life of fund)	4.70%	4.26%	4.26%	4.26%	4.15%	4.15%	4.17%	3.91%	4.44%	4.98%	4.96%
10 years	135.13	121.61	121.38	121.38	118.19	118.19	123.64	115.81	129.41	141.78	141.10
Annual average	8.93	8.28	8.27	8.27	8.11	8.11	8.38	8.00	8.66	9.23	9.20
5 years	22.54	15.49	18.02	16.02	17.99	17.99	19.54	15.36	21.01	24.40	24.05
Annual average	4.15	2.92	3.37	3.02	3.36	3.36	3.63	2.90	3.89	4.46	4.40
3 years	16.79	10.08	14.18	11.18	14.17	14.17	15.05	11.02	15.96	17.98	17.65
Annual average	5.31	3.25	4.52	3.59	4.52	4.52	4.78	3.55	5.06	5.67	5.57
1 year	–2.69	–8.28	–3.43	–7.94	–3.41	–4.32	–3.15	–6.54	–2.89	–2.31	–2.43
6 months	–1.88	–7.52	–2.30	–6.87	–2.28	–3.19	–2.13	–5.55	–1.99	–1.68	–1.75
2020 Fund
Annual average
(life of fund)	3.92%	3.49%	3.48%	3.48%	3.38%	3.38%	3.40%	3.14%	3.67%	4.19%	4.18%
10 years	108.28	96.30	96.13	96.13	93.36	93.36	98.10	91.16	103.13	113.95	113.63
Annual average	7.61	6.98	6.97	6.97	6.82	6.82	7.07	6.69	7.34	7.90	7.89
5 years	17.49	10.73	13.17	11.17	13.19	13.19	14.58	10.57	16.03	19.19	19.02
Annual average	3.28	2.06	2.50	2.14	2.51	2.51	2.76	2.03	3.02	3.57	3.54
3 years	12.89	6.40	10.39	7.39	10.41	10.41	11.22	7.32	12.05	13.97	13.79
Annual average	4.12	2.09	3.35	2.41	3.36	3.36	3.61	2.38	3.87	4.45	4.40
1 year	–1.99	–7.63	–2.70	–7.34	–2.64	–3.57	–2.44	–5.86	–2.21	–1.66	–1.70
6 months	–1.25	–6.92	–1.62	–6.31	–1.60	–2.54	–1.48	–4.93	–1.38	–1.08	–1.12
Retirement
Income Fund
Lifestyle 1
Annual average
(life of fund)	2.82%	2.52%	2.38%	2.38%	2.28%	2.28%	2.44%	2.20%	2.56%	3.09%	3.07%
10 years	73.15	66.23	63.12	63.12	60.64	60.64	67.86	62.40	68.84	77.89	77.50
Annual average	5.64	5.21	5.01	5.01	4.85	4.85	5.32	4.97	5.38	5.93	5.91
5 years	12.46	7.96	8.33	6.37	8.32	8.32	11.08	7.47	11.05	14.08	13.83
Annual average	2.38	1.54	1.61	1.24	1.61	1.61	2.12	1.45	2.12	2.67	2.62
3 years	9.77	5.38	7.35	4.35	7.35	7.35	8.92	5.38	8.95	10.79	10.55
Annual average	3.16	1.76	2.39	1.43	2.39	2.39	2.89	1.76	2.90	3.47	3.40
1 year	–1.62	–5.55	–2.35	–7.12	–2.33	–3.28	–1.88	–5.07	–1.88	–1.29	–1.37
6 months	–1.06	–5.01	–1.41	–6.23	–1.38	–2.34	–1.18	–4.40	–1.19	–0.89	–0.93

Current performance may be lower or higher than the quoted past performance, which cannot guarantee future results. After-sales-charge returns for class A and M shares reflect the deduction of the maximum 5.75% and 3.50% sales charge, respectively, levied at the time of purchase. The maximum sales charges for Retirement Income Fund Lifestyle 1 class A and M shares are 4.00% and 3.25%, respectively. Class B share returns after the contingent deferred sales charge (CDSC) reflect the applicable CDSC, which is 5% in the first year, declining over time to 1% in the sixth year, and is eliminated thereafter. Class C share returns after CDSC reflect a 1% CDSC for the first year that is eliminated thereafter. Class R, R6 and Y shares have no initial sales charge or CDSC. Performance for class R6 shares prior to their inception is derived from the historical performance of class Y shares and has not been adjusted for the lower investor servicing fees applicable to class R6 shares; had it, returns would have been higher.

For a portion of the periods, these funds had expense limitations, without which returns would have been lower.

For the funds with eight years of performance, class B share performance reflects conversion to class A shares after eight years.

10 RetirementReady® Funds

For the funds with 10 years of performance, class C share performance reflects conversion to class A shares after 10 years.

* The inception date of Putnam RetirementReady 2060 Fund is 11/30/15, for all share classes except class R6, which is 9/1/16.

† The inception date of Putnam RetirementReady 2055 Fund is 11/30/10, for all share classes except class R6, which is 9/1/16.

‡ The inception date of Putnam RetirementReady 2050 Fund is 5/2/05, for all share classes except class R6, which is 9/1/16.

Comparative index returns For periods ended 1/31/19

		Bloomberg Barclays
	S&P 500 Index	U.S. Aggregate Bond Index
Annual average
(life of fund) (since 11/1/04)*	8.55%	3.85%
Annual average
(life of fund) (since 5/2/05)†	8.61	3.92
Life of fund	171.65	24.67
Annual average (since 11/30/10)‡	13.02	2.74
Life of fund	38.65	7.08
Annual average (since 11/30/15)**	10.87	2.18
10 years	304.63	43.51
Annual average	15.00	3.68
5 years	68.19	12.79
Annual average	10.96	2.44
3 years	48.23	5.97
Annual average	14.02	1.95
1 year	–2.31	2.25
6 months	–3.00	2.71

Index results should be compared with fund performance before sales charge, before CDSC, or at net asset value.

* Inception date of all Putnam RetirementReady Funds with the exception of the 2050, 2055, and 2060 Fund.

† Inception date of Putnam RetirementReady 2050 Fund.

‡ Inception date of Putnam RetirementReady 2055 Fund.

** Inception date of Putnam RetirementReady 2060 Fund.

Fund price and distribution information For the six-month period ended 1/31/19

Distributions	Class A		Class B	Class C	Class M		Class R	Class R6	Class Y
2060 Fund
Number	1		1	1	1		1	1	1
Income	$0.337		$0.268	$0.252	$0.220		$0.291	$0.350	$0.340
Capital gains
Long-term gains	0.316		0.316	0.316	0.316		0.316	0.316	0.316
Short-term gains	0.040		0.040	0.040	0.040		0.040	0.040	0.040
Total	$0.693		$0.624	$0.608	$0.576		$0.647	$0.706	$0.696
	Before	After	Net	Net	Before	After	Net	Net	Net
	sales	sales	asset	asset	sales	sales	asset	asset	asset
Share value	charge	charge	value	value	charge	charge	value	value	value
7/31/18	$11.70	$12.41	$11.66	$11.60	$11.68	$12.10	$11.69	$11.77	$11.74
1/31/19	10.34	10.97	10.33	10.29	10.42	10.80	10.37	10.41	10.40

RetirementReady® Funds 11

Fund price and distribution information For the six-month period ended 1/31/19 cont.

Distributions	Class A		Class B	Class C	Class M		Class R	Class R6	Class Y
2055 Fund
Number		1	1	1	1		1	1	1
Income	$0.309		$0.215	$0.228	$0.268		$0.184	$0.356	$0.338
Capital gains
Long-term gains	1.134		1.134	1.134	1.134		1.134	1.134	1.134
Short-term gains	—		—	—	—		—	—	—
Total	$1.443		$1.349	$1.362	$1.402		$1.318	$1.490	$1.472
	Before	After	Net	Net	Before	After	Net	Net	Net
	sales	sales	asset	asset	sales	sales	asset	asset	asset
Share value	charge	charge	value	value	charge	charge	value	value	value
7/31/18	$12.57	$13.34	$12.45	$12.28	$12.56	$13.02	$12.52	$12.71	$12.68
1/31/19	10.37	11.00	10.31	10.13	10.37	10.75	10.44	10.47	10.45
2050 Fund
Number	1		1	1	1		1	1	1
Income	$0.513		$0.357	$0.372	$0.431		$0.473	$0.585	$0.530
Capital gains
Long-term gains	1.882		1.882	1.882	1.882		1.882	1.882	1.882
Short-term gains	—		—	—	—		—	—	—
Total	$2.395		$2.239	$2.254	$2.313		$2.355	$2.467	$2.412
	Before	After	Net	Net	Before	After	Net	Net	Net
	sales	sales	asset	asset	sales	sales	asset	asset	asset
Share value	charge	charge	value	value	charge	charge	value	value	value
7/31/18	$20.52	$21.77	$20.19	$20.02	$20.68	$21.43	$20.27	$20.70	$20.66
1/31/19	16.91	17.94	16.71	16.52	17.11	17.73	16.70	17.04	17.06
2045 Fund
Number	1		1	1	1		1	1	1
Income	$0.690		$0.532	$0.566	$0.583		$0.573	$0.767	$0.738
Capital gains
Long-term gains	1.941		1.941	1.941	1.941		1.941	1.941	1.941
Short-term gains	—		—	—	—		—	—	—
Total	$2.631		$2.473	$2.507	$2.524		$2.514	$2.708	$2.679
	Before	After	Net	Net	Before	After	Net	Net	Net
	sales	sales	asset	asset	sales	sales	asset	asset	asset
Share value	charge	charge	value	value	charge	charge	value	value	value
7/31/18	$22.67	$24.05	$20.50	$20.52	$22.01	$22.81	$23.32	$27.44	$27.38
1/31/19	18.75	19.89	16.78	16.77	18.19	18.85	19.47	23.25	23.21
2040 Fund
Number	1		1	1	1		1	1	1
Income	$0.641		$0.460	0.485	$0.532		$0.421	$0.716	$0.674
Capital gains
Long-term gains	1.621		1.621	1.621	1.621		1.621	1.621	1.621
Short-term gains	—		—	—	—		—	—	—
Total	$2.262		$2.081	$2.106	$2.153		$2.042	$2.337	$2.295
	Before	After	Net	Net	Before	After	Net	Net	Net
	sales	sales	asset	asset	sales	sales	asset	asset	asset
Share value	charge	charge	value	value	charge	charge	value	value	value
7/31/18	$24.24	$25.72	$22.20	$21.88	$22.59	$23.41	$25.09	$28.73	$28.68
1/31/19	20.77	22.04	18.94	18.60	19.26	19.96	21.80	25.04	25.02

12 RetirementReady® Funds

Fund price and distribution information For the six-month period ended 1/31/19 cont.

Distributions	Class A		Class B	Class C	Class M		Class R	Class R6	Class Y
2035 Fund
Number	1		1	1	1		1	1	1
Income	$0.773		$0.599	$0.624	$0.617		$0.660	$0.851	$0.825
Capital gains
Long-term gains	1.335		1.335	1.335	1.335		1.335	1.335	1.335
Short-term gains	—		—	—	—		—	—	—
Total	$2.108		$1.934	$1.959	$1.952		$1.995	$2.186	$2.160
	Before	After	Net	Net	Before	After	Net	Net	Net
	sales	sales	asset	asset	sales	sales	asset	asset	asset
Share value	charge	charge	value	value	charge	charge	value	value	value
7/31/18	$24.08	$25.55	$22.07	$21.96	$23.14	$23.98	$23.16	$28.35	$28.30
1/31/19	20.99	22.27	19.16	19.02	20.19	20.92	20.19	25.07	25.03
2030 Fund
Number	1		1	1	1		1	1	1
Income	$0.707		$0.513	$0.532	$0.610		$0.592	$0.783	$0.756
Capital gains
Long-term gains	0.989		0.989	0.989	0.989		0.989	0.989	0.989
Short-term gains	—		—	—	—		—	—	—
Total	$1.696		$1.502	$1.521	$1.599		$1.581	$1.772	$1.745
	Before	After	Net	Net	Before	After	Net	Net	Net
	sales	sales	asset	asset	sales	sales	asset	asset	asset
Share value	charge	charge	value	value	charge	charge	value	value	value
7/31/18	$23.22	$24.64	$22.02	$21.94	$22.55	$23.37	$22.02	$26.78	$26.74
1/31/19	20.82	22.09	19.77	19.68	20.21	20.94	19.75	24.25	24.22
2025 Fund
Number	1		1	1	1		1	1	1
Income	$0.795		$0.615	$0.658	$0.671		$0.646	$0.874	$0.849
Capital gains
Long-term gains	0.682		0.682	0.682	0.682		0.682	0.682	0.682
Short-term gains	—		—	—	—		—	—	—
Total	$1.477		$1.297	$1.340	$1.353		$1.328	$1.556	$1.531
	Before	After	Net	Net	Before	After	Net	Net	Net
	sales	sales	asset	asset	sales	sales	asset	asset	asset
Share value	charge	charge	value	value	charge	charge	value	value	value
7/31/18	$22.91	$24.31	$21.32	$21.26	$21.68	$22.47	$21.44	$23.11	$23.06
1/31/19	20.94	22.22	19.48	19.38	19.81	20.53	19.63	21.10	21.06
2020 Fund
Number	1		1	1	1		1	1	1
Income	$0.633		$0.478	$0.490	$0.506		$0.569	$0.696	$0.687
Capital gains
Long-term gains	0.330		0.330	0.330	0.330		0.330	0.330	0.330
Short-term gains	—		—	—	—		—	—	—
Total	$0.963		$0.808	$0.820	$0.836		$0.899	$1.026	$1.017
	Before	After	Net	Net	Before	After	Net	Net	Net
	sales	sales	asset	asset	sales	sales	asset	asset	asset
Share value	charge	charge	value	value	charge	charge	value	value	value
7/31/18	$19.63	$20.83	$18.89	$18.87	$19.31	$20.01	$18.90	$22.15	$22.13
1/31/19	18.39	19.51	17.75	17.72	18.16	18.82	17.71	20.85	20.83

RetirementReady® Funds 13

Fund price and distribution information For the six-month period ended 1/31/19 cont.

Distributions	Class A		Class B	Class C	Class M		Class R	Class R6	Class Y
Retirement Income
Fund Lifestyle 1
Number	6		6	6	6		6	6	6
Income	$0.378		$0.313	$0.317	$0.355		$0.355	$0.407	$0.400
Capital gains
Long-term gains	0.025		0.025	0.025	0.025		0.025	0.025	0.025
Short-term gains	—		—	—	—		—	—	—
Total	$0.403		$0.338	$0.342	$0.380		$0.380	$0.432	$0.425
	Before	After	Net	Net	Before	After	Net	Net	Net
	sales	sales	asset	asset	sales	sales	asset	asset	asset
Share value	charge	charge	value	value	charge	charge	value	value	value
7/31/18	$17.62	$18.35	$17.20	$17.24	$17.67	$18.26	$17.61	$17.68	$17.68
1/31/19	17.02	17.73	16.61	16.65	17.07	17.64	17.01	17.08	17.08

The classification of distributions, if any, is an estimate. Before-sales-charge share value and current dividend rate for class A and M shares, if applicable, do not take into account any sales charge levied at the time of purchase. After-sales-charge share value, current dividend rate, and current 30-day SEC yield, if applicable, are calculated assuming that the maximum sales charge (5.75% for class A shares and 3.50% for class M shares for all funds except Retirement Income Fund Lifestyle 1, for which the rates are 4.00% for class A shares and 3.25% for class M shares) was levied at the time of purchase. Final distribution information will appear on your year-end tax forms.

Fund performance as of most recent calendar quarter Total return for periods ended 12/31/18

	Class A		Class B		Class C		Class M		Class R	Class R6	Class Y
	(11/1/04)		(11/1/04)		(11/1/04)		(11/1/04)		(11/1/04)	(9/1/16)	(11/1/04)
	Before	After					Before	After	Net	Net	Net
	sales	sales	Before	After	Before	After	sales	sales	asset	asset	asset
	charge	charge	CDSC	CDSC	CDSC	CDSC	charge	charge	value	value	value
2060 Fund*
Life of fund	13.33%	6.81%	10.74%	7.86%	10.66%	10.66%	11.60%	7.70%	12.44%	14.38%	14.18%
Annual average	4.14	2.16	3.36	2.49	3.34	3.34	3.62	2.43	3.88	4.45	4.40
3 years	16.21	9.53	13.63	10.63	13.55	13.55	14.49	10.48	15.33	17.26	17.06
Annual average	5.13	3.08	4.35	3.42	4.33	4.33	4.61	3.38	4.87	5.45	5.39
1 year	–9.80	–14.98	–10.48	–14.68	–10.50	–11.34	–10.20	–13.34	–10.02	–9.55	–9.57
6 months	–9.48	–14.69	–9.85	–14.08	–9.87	–10.71	–9.73	–12.89	–9.62	–9.40	–9.41
2055 Fund†
Life of fund	85.50%	74.83%	74.68%	74.68%	74.58%	74.58%	78.16%	71.93%	81.89%	89.93%	89.39%
Annual average	7.94	7.16	7.14	7.14	7.14	7.14	7.41	6.93	7.68	8.26	8.22
5 years	26.08	18.83	21.50	19.83	21.41	21.41	22.98	18.68	24.56	28.05	27.69
Annual average	4.74	3.51	3.97	3.68	3.96	3.96	4.22	3.48	4.49	5.07	5.01
3 years	16.03	9.36	13.46	10.62	13.45	13.45	14.30	10.30	15.22	17.28	16.95
Annual average	5.08	3.03	4.30	3.42	4.30	4.30	4.56	3.32	4.83	5.46	5.36
1 year	–9.76	–14.95	–10.42	–14.34	–10.46	–11.24	–10.24	–13.38	–9.99	–9.46	–9.54
6 months	–9.39	–14.60	–9.75	–13.71	–9.78	–10.57	–9.65	–12.81	–9.55	–9.24	–9.32

14 RetirementReady® Funds

Fund performance as of most recent calendar quarter

Total return for periods ended 12/31/18 cont.

	Class A		Class B		Class C		Class M		Class R	Class R6	Class Y
	(11/1/04)		(11/1/04)		(11/1/04)		(11/1/04)		(11/1/04)	(9/1/16)	(11/1/04)
	Before	After					Before	After	Net	Net	Net
	sales	sales	Before	After	Before	After	sales	sales	asset	asset	asset
	charge	charge	CDSC	CDSC	CDSC	CDSC	charge	charge	value	value	value
2050 Fund‡
Annual average
(life of fund)	5.72%	5.26%	5.26%	5.26%	5.14%	5.14%	5.19%	4.91%	5.45%	6.00%	5.98%
10 years	163.22	148.08	147.76	147.76	144.22	144.22	150.44	141.67	156.80	170.52	169.81
Annual average	10.16	9.51	9.50	9.50	9.34	9.34	9.62	9.23	9.89	10.46	10.43
5 years	25.67	18.44	21.02	19.10	21.01	21.01	22.57	18.28	24.17	27.54	27.21
Annual average	4.68	3.44	3.89	3.56	3.89	3.89	4.15	3.41	4.42	4.99	4.93
3 years	15.77	9.12	13.24	10.39	13.28	13.28	14.10	10.10	14.97	17.00	16.70
Annual average	5.00	2.95	4.23	3.35	4.24	4.24	4.49	3.26	4.76	5.37	5.28
1 year	–9.61	–14.81	–10.26	–14.18	–10.27	–11.05	–10.06	–13.21	–9.81	–9.29	–9.37
6 months	–9.29	–14.51	–9.62	–13.57	–9.63	–10.41	–9.52	–12.69	–9.40	–9.15	–9.19
2045 Fund
Annual average
(life of fund)	5.77%	5.33%	5.32%	5.32%	5.21%	5.21%	5.24%	4.98%	5.51%	6.05%	6.03%
10 years	159.87	144.93	144.76	144.76	141.15	141.15	147.21	138.56	153.48	167.15	166.45
Annual average	10.02	9.37	9.36	9.36	9.20	9.20	9.47	9.08	9.75	10.33	10.30
5 years	25.14	17.94	20.55	18.68	20.52	20.52	22.09	17.82	23.63	27.09	26.76
Annual average	4.59	3.36	3.81	3.48	3.80	3.80	4.07	3.33	4.33	4.91	4.86
3 years	15.55	8.91	12.94	10.13	12.98	12.98	13.89	9.90	14.70	16.77	16.46
Annual average	4.94	2.89	4.14	3.27	4.15	4.15	4.43	3.20	4.68	5.30	5.21
1 year	–9.34	–14.55	–10.02	–13.90	–9.99	–10.77	–9.76	–12.92	–9.53	–9.01	–9.09
6 months	–9.09	–14.32	–9.44	–13.35	–9.41	–10.19	–9.30	–12.47	–9.17	–8.91	–8.96
2040 Fund
Annual average
(life of fund)	5.67%	5.23%	5.22%	5.22%	5.12%	5.12%	5.14%	4.88%	5.41%	5.95%	5.93%
10 years	155.70	141.00	140.82	140.82	137.17	137.17	143.05	134.55	149.39	162.65	162.11
Annual average	9.84	9.19	9.19	9.19	9.02	9.02	9.29	8.90	9.57	10.14	10.12
5 years	24.01	16.88	19.47	17.54	19.42	19.42	20.93	16.69	22.46	25.80	25.54
Annual average	4.40	3.17	3.62	3.29	3.61	3.61	3.87	3.14	4.14	4.70	4.65
3 years	14.84	8.24	12.32	9.43	12.32	12.32	13.10	9.14	13.99	15.97	15.73
Annual average	4.72	2.67	3.95	3.05	3.95	3.95	4.19	2.96	4.46	5.06	4.99
1 year	–8.78	–14.03	–9.46	–13.51	–9.44	–10.25	–9.25	–12.43	–9.00	–8.47	–8.56
6 months	–8.47	–13.74	–8.79	–12.87	–8.80	–9.62	–8.72	–11.91	–8.59	–8.34	–8.36
2035 Fund
Annual average
(life of fund)	5.37%	4.93%	4.92%	4.92%	4.81%	4.81%	4.84%	4.58%	5.10%	5.65%	5.63%
10 years	146.01	131.87	131.73	131.73	128.24	128.24	134.07	125.88	139.92	152.86	152.25
Annual average	9.42	8.77	8.77	8.77	8.60	8.60	8.88	8.49	9.15	9.72	9.69
5 years	22.06	15.04	17.59	15.64	17.60	17.60	19.09	14.92	20.55	23.91	23.61
Annual average	4.07	2.84	3.29	2.95	3.29	3.29	3.56	2.82	3.81	4.38	4.33
3 years	13.52	7.00	11.02	8.10	11.03	11.03	11.89	7.97	12.68	14.70	14.42
Annual average	4.32	2.28	3.55	2.63	3.55	3.55	3.82	2.59	4.06	4.68	4.59
1 year	–7.80	–13.10	–8.45	–12.58	–8.47	–9.29	–8.21	–11.42	–8.03	–7.47	–7.54
6 months	–7.37	–12.70	–7.73	–11.90	–7.70	–8.54	–7.61	–10.84	–7.50	–7.21	–7.24

RetirementReady® Funds 15

Fund performance as of most recent calendar quarter

Total return for periods ended 12/31/18 cont.

	Class A		Class B		Class C		Class M		Class R	Class R6	Class Y
	(11/1/04)		(11/1/04)		(11/1/04)		(11/1/04)		(11/1/04)	(9/1/16)	(11/1/04)
	Before	After					Before	After	Net	Net	Net
	sales	sales	Before	After	Before	After	sales	sales	asset	asset	asset
	charge	charge	CDSC	CDSC	CDSC	CDSC	charge	charge	value	value	value
2030 Fund
Annual average
(life of fund)	4.96%	4.53%	4.52%	4.52%	4.41%	4.41%	4.44%	4.17%	4.70%	5.24%	5.22%
10 years	132.55	119.18	118.98	118.98	115.75	115.75	121.16	113.42	126.83	138.88	138.42
Annual average	8.81	8.16	8.15	8.15	7.99	7.99	8.26	7.88	8.54	9.10	9.08
5 years	19.60	12.72	15.22	13.22	15.22	15.22	16.60	12.52	18.12	21.30	21.07
Annual average	3.64	2.42	2.87	2.51	2.87	2.87	3.12	2.39	3.39	3.94	3.90
3 years	11.61	5.19	9.17	6.21	9.15	9.15	9.93	6.09	10.83	12.69	12.47
Annual average	3.73	1.70	2.97	2.03	2.96	2.96	3.21	1.99	3.49	4.06	4.00
1 year	–6.50	–11.87	–7.16	–11.46	–7.19	–8.05	–6.97	–10.23	–6.73	–6.19	–6.26
6 months	–6.01	–11.41	–6.35	–10.69	–6.33	–7.20	–6.26	–9.54	–6.12	–5.83	–5.87
2025 Fund
Annual average
(life of fund)	4.42%	3.99%	3.98%	3.98%	3.87%	3.87%	3.90%	3.64%	4.16%	4.70%	4.68%
10 years	114.14	101.83	101.60	101.60	98.62	98.62	103.59	96.47	108.79	120.02	119.50
Annual average	7.91	7.27	7.26	7.26	7.10	7.10	7.37	6.99	7.64	8.20	8.18
5 years	16.27	9.59	12.03	10.03	12.03	12.03	13.44	9.47	14.83	18.02	17.74
Annual average	3.06	1.85	2.30	1.93	2.30	2.30	2.55	1.83	2.80	3.37	3.32
3 years	9.15	2.88	6.69	3.77	6.71	6.71	7.51	3.74	8.35	10.25	9.99
Annual average	2.96	0.95	2.18	1.24	2.19	2.19	2.44	1.23	2.71	3.31	3.23
1 year	–5.45	–10.88	–6.16	–10.55	–6.16	–7.04	–5.94	–9.23	–5.71	–5.11	–5.23
6 months	–4.82	–10.29	–5.18	–9.61	–5.18	–6.07	–5.07	–8.39	–4.96	–4.65	–4.69
2020 Fund
Annual average
(life of fund)	3.70%	3.27%	3.26%	3.26%	3.16%	3.16%	3.19%	2.93%	3.45%	3.98%	3.96%
10 years	94.11	82.95	82.90	82.90	80.15	80.15	84.66	78.19	89.38	99.45	99.04
Annual average	6.86	6.23	6.22	6.22	6.06	6.06	6.33	5.95	6.59	7.15	7.13
5 years	12.89	6.40	8.77	6.78	8.79	8.79	10.16	6.31	11.51	14.55	14.32
Annual average	2.46	1.25	1.70	1.32	1.70	1.70	1.95	1.23	2.20	2.75	2.71
3 years	7.04	0.88	4.65	1.71	4.66	4.66	5.43	1.74	6.27	8.07	7.85
Annual average	2.29	0.29	1.53	0.57	1.53	1.53	1.78	0.58	2.05	2.62	2.55
1 year	–4.52	–10.01	–5.23	–9.75	–5.17	–6.08	–4.97	–8.30	–4.71	–4.13	–4.27
6 months	–3.83	–9.36	–4.22	–8.79	–4.16	–5.07	–4.03	–7.39	–3.95	–3.61	–3.70
Retirement
Income Fund
Lifestyle 1
Annual average
(life of fund)	2.62%	2.32%	2.18%	2.18%	2.08%	2.08%	2.24%	2.00%	2.36%	2.89%	2.87%
10 years	66.18	59.53	56.48	56.48	54.19	54.19	61.09	55.85	62.05	70.73	70.37
Annual average	5.21	4.78	4.58	4.58	4.43	4.43	4.88	4.54	4.95	5.50	5.47
5 years	8.97	4.62	4.92	3.02	4.99	4.99	7.64	4.14	7.61	10.55	10.31
Annual average	1.73	0.91	0.97	0.60	0.98	0.98	1.48	0.82	1.48	2.03	1.98
3 years	4.97	0.77	2.59	–0.34	2.65	2.65	4.17	0.78	4.19	5.95	5.73
Annual average	1.63	0.26	0.85	–0.11	0.88	0.88	1.37	0.26	1.38	1.95	1.87
1 year	–4.13	–7.96	–4.87	–9.52	–4.84	–5.77	–4.31	–7.42	–4.38	–3.79	–3.87
6 months	–3.53	–7.39	–3.93	–8.63	–3.89	–4.83	–3.65	–6.78	–3.66	–3.36	–3.40

16 RetirementReady® Funds

* The inception date of Putnam RetirementReady 2060 Fund is 11/30/15, for all share classes except class R6, which incepted on 9/1/16.

† The inception date of Putnam RetirementReady 2055 Fund is 11/30/10, for all share classes except class R6, which incepted on 9/1/16.

‡ The inception date of Putnam RetirementReady 2050 Fund is 5/2/05, for all share classes except class R6, which incepted on 9/1/16.

See the discussion following the fund performance tables on page 10 for information about the calculation of fund performance.

Your fund’s expenses

As a mutual fund investor, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. In the most recent six-month period your fund’s expenses were limited; had expenses not been limited, they would have been higher. Using the following information, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial representative.

Expense ratios

	Class A	Class B	Class C	Class M	Class R	Class R6	Class Y
Putnam RetirementReady 2060 Fund
Net expenses for the fiscal year ended 7/31/18*	1.04%	1.79%	1.79%	1.54%	1.29%	0.69%	0.79%
Total annual operating expenses for the
fiscal year ended 7/31/18	17.10%	17.85%	17.85%	17.60%	17.35%	16.75%	16.85%
Annualized expense ratio for the six-month
period ended 1/31/19 #	0.38%	1.13%	1.13%	0.88%	0.63%	0.05%	0.13%
Putnam RetirementReady 2055 Fund
Net expenses for the fiscal year ended 7/31/18**†	1.08%	1.83%	1.83%	1.58%	1.33%	0.69%	0.83%
Total annual operating expenses for the
fiscal year ended 7/31/18†	1.57%	2.32%	2.32%	2.07%	1.82%	1.18%	1.32%
Annualized expense ratio for the six-month
period ended 1/31/19 #	0.42%	1.17%	1.17%	0.92%	0.67%	0.05%	0.17%
Putnam RetirementReady 2050 Fund
Net expenses for the fiscal year ended 7/31/18**	1.05%	1.80%	1.80%	1.55%	1.30%	0.69%	0.80%
Total annual operating expenses for the
fiscal year ended 7/31/18	1.24%	1.99%	1.99%	1.74%	1.49%	0.88%	0.99%
Annualized expense ratio for the six-month
period ended 1/31/19 #	0.39%	1.14%	1.14%	0.89%	0.64%	0.05%	0.14%
Putnam RetirementReady 2045 Fund
Net expenses for the fiscal year ended 7/31/18**	1.07%	1.82%	1.82%	1.57%	1.32%	0.70%	0.82%
Total annual operating expenses for the
fiscal year ended 7/31/18	1.25%	2.00%	2.00%	1.75%	1.50%	0.88%	1.00%
Annualized expense ratio for the six-month
period ended 1/31/19 #	0.40%	1.15%	1.15%	0.90%	0.65%	0.05%	0.15%
Putnam RetirementReady 2040 Fund
Net expenses for the fiscal year ended 7/31/18**†	1.03%	1.78%	1.78%	1.53%	1.28%	0.69%	0.78%
Total annual operating expenses for the
fiscal year ended 7/31/18†	1.12%	1.87%	1.87%	1.62%	1.37%	0.78%	0.87%
Annualized expense ratio for the six-month
period ended 1/31/19 #	0.38%	1.13%	1.13%	0.88%	0.63%	0.05%	0.13%

RetirementReady® Funds 17

Expense ratios cont.

	Class A	Class B	Class C	Class M	Class R	Class R6	Class Y
Putnam RetirementReady 2035 Fund
Net expenses for the fiscal year ended 7/31/18**	1.03%	1.78%	1.78%	1.53%	1.28%	0.67%	0.78%
Total annual operating expenses for the
fiscal year ended 7/31/18	1.14%	1.89%	1.89%	1.64%	1.39%	0.78%	0.89%
Annualized expense ratio for the six-month
period ended 1/31/19 #	0.40%	1.15%	1.15%	0.90%	0.65%	0.05%	0.15%
Putnam RetirementReady 2030 Fund
Net expenses for the fiscal year ended 7/31/18**	0.98%	1.73%	1.73%	1.48%	1.23%	0.64%	0.73%
Total annual operating expenses for the
fiscal year ended 7/31/18	1.06%	1.81%	1.81%	1.56%	1.31%	0.72%	0.81%
Annualized expense ratio for the six-month
period ended 1/31/19 #	0.38%	1.13%	1.13%	0.88%	0.63%	0.05%	0.13%
Putnam RetirementReady 2025 Fund
Net expenses for the fiscal year ended 7/31/18**	0.99%	1.74%	1.74%	1.49%	1.24%	0.63%	0.74%
Total annual operating expenses for the
fiscal year ended 7/31/18	1.10%	1.85%	1.85%	1.60%	1.35%	0.74%	0.85%
Annualized expense ratio for the six-month
period ended 1/31/19 #	0.40%	1.15%	1.15%	0.90%	0.65%	0.05%	0.15%
Putnam RetirementReady 2020 Fund
Net expenses for the fiscal year ended 7/31/18**†	0.96%	1.71%	1.71%	1.46%	1.21%	0.63%	0.71%
Total annual operating expenses for the
fiscal year ended 7/31/18†	1.04%	1.79%	1.79%	1.54%	1.29%	0.71%	0.79%
Annualized expense ratio for the six-month
period ended 1/31/19 #	0.38%	1.13%	1.13%	0.88%	0.63%	0.05%	0.13%
Putnam Retirement Income Fund
Lifestyle 1
Net expenses for the fiscal year ended 7/31/18**†	0.97%	1.72%	1.72%	1.22%	1.22%	0.63%	0.72%
Total annual operating expenses for the
fiscal year ended 7/31/18†	1.10%	1.85%	1.85%	1.35%	1.35%	0.76%	0.85%
Annualized expense ratio for the six-month
period ended 1/31/19 #	0.38%	1.13%	1.13%	0.63%	0.63%	0.05%	0.13%

Fiscal year expense information in this table is taken from the most recent prospectus, is subject to change, and differs from that shown for the annualized expense ratio and in the financial highlights of this report.

Expenses are shown as a percentage of average net assets.

Prospectus expense information also includes the impact of acquired fund fees and expense in which each fund invests (see table below), which are not included in financial highlights or annualized expense ratios.

Putnam RetirementReady 2060 Fund	0.64%
Putnam RetirementReady 2055 Fund	0.64%
Putnam RetirementReady 2050 Fund	0.64%
Putnam RetirementReady 2045 Fund	0.65%
Putnam RetirementReady 2040 Fund	0.64%
Putnam RetirementReady 2035 Fund	0.62%
Putnam RetirementReady 2030 Fund	0.59%
Putnam RetirementReady 2025 Fund	0.58%
Putnam RetirementReady 2020 Fund	0.58%
Putnam Retirement Income Fund Lifestyle 1	0.58%

* Reflects Putnam Management’s decision to contractually limit certain fund expenses through 11/30/28.

** Reflects Putnam Management’s decision to contractually limit certain fund expenses through 11/30/19.

† Restated to reflect current fees.

# Excludes the expense ratio of the underlying Putnam mutual funds.

18 RetirementReady® Funds

Expenses per $1,000

The following table shows the expenses you would have paid on a $1,000 investment in each fund from 8/1/18 to 1/31/19. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

	Class A	Class B	Class C	Class M	Class R	Class R6	Class Y
Putnam RetirementReady
2060 Fund
Expenses paid per $1,000*†	$1.87	$5.54	$5.54	$4.31	$3.09	$0.25	$0.64
Ending value (after expenses)	$947.60	$943.60	$943.50	$945.30	$946.70	$949.20	$949.80
Putnam RetirementReady
2055 Fund
Expenses paid per $1,000*†	$2.06	$5.74	$5.73	$4.51	$3.29	$0.25	$0.84
Ending value (after expenses)	$948.70	$944.70	$944.30	$945.80	$947.30	$950.20	$949.20
Putnam RetirementReady
2050 Fund
Expenses paid per $1,000*†	$1.92	$5.59	$5.59	$4.37	$3.14	$0.25	$0.69
Ending value (after expenses)	$949.70	$947.00	$946.30	$947.70	$948.90	$951.50	$951.50
Putnam RetirementReady
2045 Fund
Expenses paid per $1,000*†	$1.97	$5.65	$5.65	$4.42	$3.20	$0.25	$0.74
Ending value (after expenses)	$951.70	$948.00	$948.30	$949.50	$950.60	$953.30	$952.70
Putnam RetirementReady
2040 Fund
Expenses paid per $1,000*†	$1.87	$5.56	$5.56	$4.34	$3.11	$0.25	$0.64
Ending value (after expenses)	$956.60	$953.30	$952.90	$954.50	$955.90	$958.60	$957.90
Putnam RetirementReady
2035 Fund
Expenses paid per $1,000*†	$1.98	$5.68	$5.68	$4.45	$3.22	$0.25	$0.74
Ending value (after expenses)	$964.60	$961.10	$960.70	$962.00	$963.20	$966.10	$965.40
Putnam RetirementReady
2030 Fund
Expenses paid per $1,000*†	$1.89	$5.61	$5.61	$4.37	$3.13	$0.25	$0.65
Ending value (after expenses)	$973.40	$969.50	$969.80	$970.80	$972.40	$975.10	$974.40
Putnam RetirementReady
2025 Fund
Expenses paid per $1,000*†	$2.00	$5.73	$5.73	$4.49	$3.24	$0.25	$0.75
Ending value (after expenses)	$981.20	$977.00	$977.20	$978.70	$980.10	$983.20	$982.50
Putnam RetirementReady
2020 Fund
Expenses paid per $1,000*†	$1.90	$5.65	$5.65	$4.40	$3.15	$0.25	$0.65
Ending value (after expenses)	$987.50	$983.80	$984.00	$985.20	$986.20	$989.20	$988.80
Putnam Retirement Income
Fund Lifestyle 1
Expenses paid per $1,000*†	$1.91	$5.66	$5.66	$3.16	$3.16	$0.25	$0.65
Ending value (after expenses)	$989.40	$985.90	$986.20	$988.20	$988.10	$991.10	$990.70

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 1/31/19. The expense ratio may differ for each share class.

† Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year.

RetirementReady® Funds 19

Estimate the expenses you paid

To estimate the expenses you paid for the six months ended 1/31/19, use the following calculation method. To find the value of your investment on 8/1/18, call Putnam at 1-800-225-1581.

Compare expenses using the SEC’s method

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the following table shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in each of the RetirementReady Funds with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

20 RetirementReady® Funds

	Class A	Class B	Class C	Class M	Class R	Class R6	Class Y
Putnam RetirementReady
2060 Fund
Expenses paid per $1,000*†	$1.94	$5.75	$5.75	$4.48	$3.21	$0.26	$0.66
Ending value (after expenses)	$1,023.29	$1,019.51	$1,019.51	$1,020.77	$1,022.03	$1,024.95	$1,024.55
Putnam RetirementReady
2055 Fund
Expenses paid per $1,000*†	$2.14	$5.96	$5.96	$4.69	$3.41	$0.26	$0.87
Ending value (after expenses)	$1,023.09	$1,019.31	$1,019.31	$1,020.57	$1,021.83	$1,024.95	$1,024.35
Putnam RetirementReady
2050 Fund
Expenses paid per $1,000*†	$1.99	$5.80	$5.80	$4.53	$3.26	$0.26	$0.71
Ending value (after expenses)	$1,023.24	$1,019.46	$1,019.46	$1,020.72	$1,021.98	$1,024.95	$1,024.50
Putnam RetirementReady
2045 Fund
Expenses paid per $1,000*†	$2.04	$5.85	$5.85	$4.58	$3.31	$0.26	$0.77
Ending value (after expenses)	$1,023.19	$1,019.41	$1,019.41	$1,020.67	$1,021.93	$1,024.95	$1,024.45
Putnam RetirementReady
2040 Fund
Expenses paid per $1,000*†	$1.94	$5.75	$5.75	$4.48	$3.21	$0.26	$0.66
Ending value (after expenses)	$1,023.29	$1,019.51	$1,019.51	$1,020.77	$1,022.03	$1,024.95	$1,024.55
Putnam RetirementReady
2035 Fund
Expenses paid per $1,000*†	$2.04	$5.85	$5.85	$4.58	$3.31	$0.26	$0.77
Ending value (after expenses)	$1,023.19	$1,019.41	$1,019.41	$1,020.67	$1,021.93	$1,024.95	$1,024.45
Putnam RetirementReady
2030 Fund
Expenses paid per $1,000*†	$1.94	$5.75	$5.75	$4.48	$3.21	$0.26	$0.66
Ending value (after expenses)	$1,023.29	$1,019.51	$1,019.51	$1,020.77	$1,022.03	$1,024.95	$1,024.55
Putnam RetirementReady
2025 Fund
Expenses paid per $1,000*†	$2.04	$5.85	$5.85	$4.58	$3.31	$0.26	$0.77
Ending value (after expenses)	$1,023.19	$1,019.41	$1,019.41	$1,020.67	$1,021.93	$1,024.95	$1,024.45
Putnam RetirementReady
2020 Fund
Expenses paid per $1,000*†	$1.94	$5.75	$5.75	$4.48	$3.21	$0.26	$0.66
Ending value (after expenses)	$1,023.29	$1,019.51	$1,019.51	$1,020.77	$1,022.03	$1,024.95	$1,024.55
Putnam Retirement Income
Fund Lifestyle 1
Expenses paid per $1,000*†	$1.94	$5.75	$5.75	$3.21	$3.21	$0.26	$0.66
Ending value (after expenses)	$1,023.29	$1,019.51	$1,019.51	$1,022.03	$1,022.03	$1,024.95	$1,024.55

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 1/31/19. The expense ratio may differ for each share class.

† Expenses are calculated by multiplying the expense ratio by the average account value for the six-month period; then multiplying the result by the number of days in the six-month period; and then dividing that result by the number of days in the year.

RetirementReady® Funds 21

Consider these risks before investing

Our allocation of assets among permitted asset categories may hurt performance. Stock and bond prices may fall or fail to rise over time for several reasons, including general financial market conditions, changing market perceptions (including, in the case of bonds, perceptions about the risk of default and expectations about monetary policy or interest rates), changes in government intervention in the financial markets, and factors related to a specific issuer or industry. These and other factors may lead to increased volatility and reduced liquidity in the funds’ portfolio holdings. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. Investments in small and/or midsize companies increase the risk of greater price fluctuations. Bond investments are subject to interest-rate risk (the risk of bond prices falling if interest rates rise) and credit risk (the risk of an issuer defaulting on interest or principal payments). Default risk is generally higher for non-qualified mortgages. Interest-rate risk is greater for longer-term bonds, and credit risk is greater for below-investment-grade bonds. Lower-rated bonds may offer higher yields in return for more risk. Funds that invest in government securities are not guaranteed. Mortgage-backed securities are subject to prepayment risk and the risk that they may increase in value less when interest rates decline and decline in value more when interest rates rise. International investing involves currency, economic, and political risks. Emerging-market securities carry illiquidity and volatility risks. Active trading strategies may lose money or not earn a return sufficient to cover trading and other costs. REITs are subject to the risk of economic downturns that have an adverse impact on real estate markets. Commodity-linked notes are subject to the same risks as commodities, such as weather, disease, political, tax and other regulatory developments, and other factors affecting the value of commodities. Risks associated with derivatives include increased investment exposure (which may be considered leverage) and, in the case of over-the-counter instruments, the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations. Efforts to produce lower volatility returns may not be successful and may make it more difficult at times for the funds to achieve their targeted returns. In addition, under certain market conditions, the funds may accept greater volatility than would typically be the case, in order to seek their targeted returns. If the quantitative models or data that are used in managing an underlying fund prove to be incorrect or incomplete, investment decisions made in reliance on the models or data may not produce the desired results and the fund may realize losses. There is no guarantee that the funds will provide adequate income at and through an investor’s retirement. You can lose money by investing in the funds.

For the portion invested in Putnam Government Money Market Fund, these risks also apply:

You can lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time. The values of money market investments usually rise and fall in response to changes in interest rates. Changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of issuer, and changes in general economic or political conditions can increase the risk of default by an issuer or counterparty, which can affect a security’s or instrument’s credit quality or value.

Certain securities in which the fund may invest, including securities issued by certain U.S. government agencies and U.S. government sponsored enterprises, are not guaranteed by the U.S. government or supported by the full faith and credit of the United States. Mortgage-backed securities are subject to prepayment risk and the risk that they may increase in value less when interest rates decline and decline in value more when interest rates rise.

The principal value of each fund is not guaranteed at any time, including at the target date.

22 RetirementReady® Funds

Terms and definitions

Important terms

Total return shows how the value of each fund’s shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Before sales charge, or net asset value, is the price, or value, of one share of a mutual fund, without a sales charge. Before-sales-charge figures fluctuate with market conditions, and are calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

After sales charge is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. After-sales-charge performance figures shown here assume the 5.75% maximum sales charge for class A shares and 3.50% for class M shares (4.00% for class A shares and 3.25% for class M shares of Retirement Income Fund Lifestyle 1).

Contingent deferred sales charge (CDSC) is generally a charge applied at the time of the redemption of class B or C shares and assumes redemption at the end of the period. Your fund’s class B CDSC declines over time from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies. The CDSC for class C shares is 1% for one year after purchase.

Share classes

Class A shares are generally subject to an initial sales charge and no CDSC (except on certain redemptions of shares bought without an initial sales charge).

Class B shares are closed to new investments and are only available by exchange from another Putnam fund or through dividend and/ or capital gains reinvestment. They are not subject to an initial sales charge and may be subject to a CDSC.

Class C shares are not subject to an initial sales charge and are subject to a CDSC only if the shares are redeemed during the first year.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no CDSC.

Class R shares are not subject to an initial sales charge or CDSC and are only available to employer-sponsored retirement plans.

Class R6 shares are not subject to an initial sales charge or CDSC and carry no 12b-1 fee. They are generally only available to employer-sponsored retirement plans, corporate and institutional clients, and clients in other approved programs.

Class Y shares are not subject to an initial sales charge or CDSC and carry no 12b-1 fee. They are generally only available to corporate and institutional clients and clients in other approved programs.

Comparative indexes

Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of U.S. investment-grade fixed-income securities.

ICE BofAML (Intercontinental Exchange Bank of America Merrill Lynch) 3-Month Treasury Bill Index is an unmanaged index that seeks to measure the performance of U.S. Treasury bills available in the marketplace.

MSCI EAFE (Europe, Australasia, Far East) Index (ND) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. Calculated with net dividends (ND), this total return index reflects the reinvestment of dividends after the deduction of withholding taxes, using a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties.

RetirementReady® Funds 23

S&P 500 Index is an unmanaged index of common stock performance.

Indexes assume reinvestment of all distributions and do not account for fees. Securities and performance of a fund and an index will differ. You cannot invest directly in an index.

ICE Data Indices, LLC (“ICE BofAML”), used with permission. ICE BofAML permits use of the ICE BofAML indices and related data on an “as is” basis; makes no warranties regarding same; does not guarantee the suitability, quality, accuracy, timeliness, and/or completeness of the ICE BofAML indices or any data included in, related to, or derived therefrom; assumes no liability in connection with the use of the foregoing; and does not sponsor, endorse, or recommend Putnam Investments, or any of its products or services.

Lipper is a third-party industry-ranking entity that ranks mutual funds. Its rankings do not reflect sales charges. Lipper rankings are based on total return at net asset value relative to other funds that have similar current investment styles or objectives as determined by Lipper. Lipper may change a fund’s category assignment at its discretion. Lipper category averages reflect performance trends for funds within a category.

Other information for shareholders

Important notice regarding delivery of shareholder documents

In accordance with Securities and Exchange Commission (SEC) regulations, Putnam sends a single copy of annual and semiannual shareholder reports, prospectuses, and proxy statements to Putnam shareholders who share the same address, unless a shareholder requests otherwise. If you prefer to receive your own copy of these documents, please call Putnam at 1-800-225-1581, and Putnam will begin sending individual copies within 30 days.

Proxy voting

Putnam is committed to managing our mutual funds in the best interests of our shareholders. The Putnam funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2018, are available in the Individual Investors section of putnam.com and on the SEC’s website, www.sec.gov. If you have questions about finding forms on the SEC’s website, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures at no charge by calling Putnam’s Shareholder Services at 1-800-225-1581.

Fund portfolio holdings

Each fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain each fund’s Form N-Q on the SEC’s website at www.sec.gov.

Trustee and employee fund ownership

Putnam employees and members of the Board of Trustees place their faith, confidence, and, most importantly, investment dollars in Putnam mutual funds. As of January 31, 2019, Putnam employees had approximately $477,000,000 and the Trustees had approximately $67,000,000 invested in Putnam mutual funds. These amounts include investments by the Trustees’ and employees’ immediate family members as well as investments through retirement and deferred compensation plans.

24 RetirementReady® Funds

Financial statements

These sections of the report, as well as the accompanying Notes, constitute each fund’s financial statements.

The funds portfolios lists all the fund’s investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how each fund’s net assets and share price are determined. All investment and non-investment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the liquidation preference of preferred shares.)

Statement of operations shows each fund’s net investment gain or loss. This is done by first adding up all the fund’s earnings — from dividends and interest income — and subtracting its operating expenses to determine net investment income (or loss). Then, any net gain or loss the fund realized on the sales of its holdings — as well as any unrealized gains or losses over the period — is added to or subtracted from the net investment result to determine the fund’s net gain or loss for the fiscal period.

Statement of changes in net assets shows how each fund’s net assets were affected by each fund’s net investment gain or loss, by distributions to shareholders, and by changes in the number of each fund’s shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of each fund’s fiscal year.

Financial highlights provide an overview of each fund’s investment results, per-share distributions, expense ratios, net investment income ratios, and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlights table also includes the current reporting period.

RetirementReady® Funds 25

The funds’ portfolios 1/31/19 (Unaudited)

Putnam RetirementReady 2060 Fund	Shares	Value
Absolute Return Funds (9.9%)*
Putnam Fixed Income Absolute Return Fund Class P †††	899	$8,648
Putnam Multi-Asset Absolute Return Fund Class P †††	12,754	142,085
Total Absolute Return Funds (cost $155,642)		$150,733

Asset Allocation Funds (89.7%)*
Putnam Dynamic Asset Allocation Equity Fund Class P †††	100,264	$1,117,940
Putnam Dynamic Asset Allocation Growth Fund Class P †††	15,946	243,170
Total Asset Allocation Funds (cost $1,511,150)		$1,361,110

Fixed Income Funds (0.4%)*
Putnam Government Money Market Fund Class G †††	6,522	$6,522
Total Fixed Income Funds (cost $6,522)		$6,522

TOTAL INVESTMENTS
Total Investments (cost $1,673,314)		$1,518,365
* Percentages indicated are based on net assets of $1,517,903.

Putnam RetirementReady 2055 Fund	Shares	Value
Absolute Return Funds (10.2%)*
Putnam Fixed Income Absolute Return Fund Class P †††	19,770	$190,192
Putnam Multi-Asset Absolute Return Fund Class P †††	187,201	2,085,417
Total Absolute Return Funds (cost $2,427,825)		$2,275,609

Asset Allocation Funds (89.4%)*
Putnam Dynamic Asset Allocation Equity Fund Class P †††	1,320,730	$14,726,140
Putnam Dynamic Asset Allocation Growth Fund Class P †††	341,292	5,204,704
Total Asset Allocation Funds (cost $22,561,790)		$19,930,844

Fixed Income Funds (0.4%)*
Putnam Government Money Market Fund Class G †††	92,858	$92,858
Total Fixed Income Funds (cost $92,858)		$92,858

TOTAL INVESTMENTS
Total Investments (cost $25,082,473)		$22,299,311

* Percentages indicated are based on net assets of $22,289,330.

26 RetirementReady® Funds

The funds’ portfolios 1/31/19 (Unaudited) cont.

Putnam RetirementReady 2050 Fund	Shares	Value
Absolute Return Funds (10.9%)*
Putnam Fixed Income Absolute Return Fund Class P †††	93,060	$895,235
Putnam Multi-Asset Absolute Return Fund Class P †††	495,627	5,521,281
Total Absolute Return Funds (cost $6,759,227)		$6,416,516

Asset Allocation Funds (88.8%)*
Putnam Dynamic Asset Allocation Equity Fund Class P †††	2,601,483	$29,006,536
Putnam Dynamic Asset Allocation Growth Fund Class P †††	1,528,155	23,304,365
Total Asset Allocation Funds (cost $57,737,637)		$52,310,901

Fixed Income Funds (0.4%)*
Putnam Government Money Market Fund Class G †††	240,015	$240,015
Total Fixed Income Funds (cost $240,015)		$240,015

TOTAL INVESTMENTS
Total Investments (cost $64,736,879)		$58,967,432
* Percentages indicated are based on net assets of $58,930,230.

Putnam RetirementReady 2045 Fund	Shares	Value
Absolute Return Funds (12.3%)*
Putnam Fixed Income Absolute Return Fund Class P †††	165,745	$1,594,469
Putnam Multi-Asset Absolute Return Fund Class P †††	599,956	6,683,509
Total Absolute Return Funds (cost $8,738,920)		$8,277,978

Asset Allocation Funds (87.1%)*
Putnam Dynamic Asset Allocation Equity Fund Class P †††	1,713,923	$19,110,244
Putnam Dynamic Asset Allocation Growth Fund Class P †††	2,577,943	39,313,634
Total Asset Allocation Funds (cost $65,035,381)		$58,423,878

Fixed Income Funds (0.6%)*
Putnam Government Money Market Fund Class G †††	399,719	$399,719
Total Fixed Income Funds (cost $399,719)		$399,719

TOTAL INVESTMENTS
Total Investments (cost $74,174,020)		$67,101,575

* Percentages indicated are based on net assets of $67,074,878.

RetirementReady® Funds 27

The funds’ portfolios 1/31/19 (Unaudited) cont.

Putnam RetirementReady 2040 Fund	Shares	Value
Absolute Return Funds (16.4%)*
Putnam Fixed Income Absolute Return Fund Class P †††	488,102	$4,695,544
Putnam Multi-Asset Absolute Return Fund Class P †††	1,849,488	20,603,302
Total Absolute Return Funds (cost $26,606,409)		$25,298,846

Asset Allocation Funds (81.4%)*
Putnam Dynamic Asset Allocation Balanced Fund Class P †††	635,695	$8,861,587
Putnam Dynamic Asset Allocation Equity Fund Class P †††	993,149	11,073,609
Putnam Dynamic Asset Allocation Growth Fund Class P †††	6,920,124	105,531,893
Total Asset Allocation Funds (cost $135,057,918)		$125,467,089

Fixed Income Funds (1.9%)*
Putnam Government Money Market Fund Class G †††	2,947,199	$2,947,199
Total Fixed Income Funds (cost $2,947,199)		$2,947,199

TOTAL INVESTMENTS
Total Investments (cost $164,611,526)		$153,713,134
* Percentages indicated are based on net assets of $154,134,881.

Putnam RetirementReady 2035 Fund	Shares	Value
Absolute Return Funds (23.3%)*
Putnam Fixed Income Absolute Return Fund Class P †††	754,078	$7,254,234
Putnam Multi-Asset Absolute Return Fund Class P †††	1,933,155	21,535,351
Total Absolute Return Funds (cost $30,271,505)		$28,789,585

Asset Allocation Funds (73.7%)*
Putnam Dynamic Asset Allocation Balanced Fund Class P †††	2,468,847	$34,415,733
Putnam Dynamic Asset Allocation Growth Fund Class P †††	3,718,554	56,707,952
Total Asset Allocation Funds (cost $99,299,943)		$91,123,685

Fixed Income Funds (3.0%)*
Putnam Government Money Market Fund Class G †††	3,678,646	$3,678,646
Total Fixed Income Funds (cost $3,678,646)		$3,678,646

TOTAL INVESTMENTS
Total Investments (cost $133,250,094)		$123,591,916

* Percentages indicated are based on net assets of $123,668,843.

28 RetirementReady® Funds

The funds’ portfolios 1/31/19 (Unaudited) cont.

Putnam RetirementReady 2030 Fund	Shares	Value
Absolute Return Funds (32.1%)*
Putnam Fixed Income Absolute Return Fund Class P †††	2,147,183	$20,655,901
Putnam Multi-Asset Absolute Return Fund Class P †††	3,807,845	42,419,397
Total Absolute Return Funds (cost $65,956,654)		$63,075,298

Asset Allocation Funds (64.0%)*
Putnam Dynamic Asset Allocation Balanced Fund Class P †††	7,070,513	$98,562,957
Putnam Dynamic Asset Allocation Conservative Fund Class P †††	376,334	3,895,059
Putnam Dynamic Asset Allocation Growth Fund Class P †††	1,538,382	23,460,328
Total Asset Allocation Funds (cost $133,293,804)		$125,918,344

Fixed Income Funds (4.1%)*
Putnam Government Money Market Fund Class G †††	7,979,686	$7,979,686
Total Fixed Income Funds (cost $7,979,686)		$7,979,686

TOTAL INVESTMENTS
Total Investments (cost $207,230,144)		$196,973,328

* Percentages indicated are based on net assets of $196,601,154.

Putnam RetirementReady 2025 Fund	Shares	Value
Absolute Return Funds (42.5%)*
Putnam Fixed Income Absolute Return Fund Class P †††	2,126,886	$20,460,645
Putnam Multi-Asset Absolute Return Fund Class P †††	3,091,190	34,435,855
Total Absolute Return Funds (cost $57,623,045)		$54,896,500

Asset Allocation Funds (52.1%)*
Putnam Dynamic Asset Allocation Balanced Fund Class P †††	3,404,604	$47,460,186
Putnam Dynamic Asset Allocation Conservative Fund Class P †††	1,913,463	19,804,343
Total Asset Allocation Funds (cost $71,048,448)		$67,264,529

Fixed Income Funds (5.2%)*
Putnam Government Money Market Fund Class G †††	6,744,980	$6,744,980
Total Fixed Income Funds (cost $6,744,980)		$6,744,980

TOTAL INVESTMENTS
Total Investments (cost $135,416,473)		$128,906,009

* Percentages indicated are based on net assets of $129,141,657.

RetirementReady® Funds 29

The funds’ portfolios 1/31/19 (Unaudited) cont.

Putnam RetirementReady 2020 Fund	Shares	Value
Absolute Return Funds (54.9%)*
Putnam Fixed Income Absolute Return Fund Class P †††	5,208,389	$50,104,703
Putnam Multi-Asset Absolute Return Fund Class P †††	5,433,286	60,526,805
Total Absolute Return Funds (cost $115,807,121)		$110,631,508

Asset Allocation Funds (39.7%)*
Putnam Dynamic Asset Allocation Balanced Fund Class P †††	1,386,673	$19,330,217
Putnam Dynamic Asset Allocation Conservative Fund Class P †††	5,852,903	60,577,547
Total Asset Allocation Funds (cost $82,478,765)		$79,907,764

Fixed Income Funds (5.8%)*
Putnam Government Money Market Fund Class G †††	11,663,875	$11,663,875
Total Fixed Income Funds (cost $11,663,875)		$11,663,875

TOTAL INVESTMENTS
Total Investments (cost $209,949,761)		$202,203,147

* Percentages indicated are based on net assets of $201,529,051.

Putnam Retirement Income Fund Lifestyle 1	Shares	Value
Absolute Return Funds (59.9%)*
Putnam Fixed Income Absolute Return Fund Class P †††	3,287,091	$31,621,814
Putnam Multi-Asset Absolute Return Fund Class P †††	2,888,167	32,174,177
Total Absolute Return Funds (cost $66,454,604)		$63,795,991

Asset Allocation Funds (34.3%)*
Putnam Dynamic Asset Allocation Conservative Fund Class P †††	3,525,993	$36,494,028
Total Asset Allocation Funds (cost $37,110,048)		$36,494,028

Fixed Income Funds (5.8%)*
Putnam Government Money Market Fund Class G †††	6,150,900	$6,150,900
Total Fixed Income Funds (cost $6,150,900)		$6,150,900

TOTAL INVESTMENTS
Total Investments (cost $109,715,552)		$106,440,919

* Percentages indicated are based on net assets of $106,433,314.

Notes to the fund’s portfolio

Unless noted otherwise, the notes to the funds’ portfolios are for the close of each fund’s reporting period, which ran from August 1, 2018 through January 31, 2019 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures.

 ††† Affiliated Company (Note 5).

30 RetirementReady® Funds

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of each fund’s investments. The three levels are defined as follows:

Level 1 : Valuations based on quoted prices for identical securities in active markets.

Level 2 : Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 : Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the funds’ net assets as of the close of the reporting period:

		Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3	Total
Putnam RetirementReady 2060 Fund	$1,518,365	$—	$—	$1,518,365
Putnam RetirementReady 2055 Fund	22,299,311	—	—	22,299,311
Putnam RetirementReady 2050 Fund	58,967,432	—	—	58,967,432
Putnam RetirementReady 2045 Fund	67,101,575	—	—	67,101,575
Putnam RetirementReady 2040 Fund	153,713,134	—	—	153,713,134
Putnam RetirementReady 2035 Fund	123,591,916	—	—	123,591,916
Putnam RetirementReady 2030 Fund	196,973,328	—	—	196,973,328
Putnam RetirementReady 2025 Fund	128,906,009	—	—	128,906,009
Putnam RetirementReady 2020 Fund	202,203,147	—	—	202,203,147
Putnam Retirement Income Fund
Lifestyle 1	106,440,919	—	—	106,440,919

The accompanying notes are an integral part of these financial statements.

RetirementReady® Funds 31

Statement of assets and liabilities 1/31/19 (Unaudited)

	Putnam	Putnam	Putnam	Putnam	Putnam
	Retirement-	Retirement-	Retirement-	Retirement-	Retirement-
	Ready	Ready	Ready	Ready	Ready
ASSETS	2060 Fund	2055 Fund	2050 Fund	2045 Fund	2040 Fund
Investments in affiliated underlying
Putnam Funds, at value (Notes 1 and 5)	$1,518,365	$22,299,311	$58,967,432	$67,101,575	$153,713,134
Receivable for income distributions
from underlying Putnam Fund shares	—	181	478	658	5,559
Receivable for shares of the fund sold	734	12,204	10,064	23,956	491,915
Receivable for investments sold	—	123	1,790	4,588	3,406
Receivable from Manager (Note 2)	2,065	6,546	12,625	13,614	26,371
Total assets	1,521,164	22,318,365	58,992,389	67,144,391	154,240,385

LIABILITIES
Payable for shares of the
fund repurchased	—	12,077	25,479	7,322	4,568
Payable for investments purchased	717	2,207	2,744	24,731	17,956
Payable for investor servicing
fees (Note 2)	223	4,940	11,142	14,363	28,808
Payable for distribution fees (Note 2)	270	3,265	10,169	9,484	27,801
Payable for reports to shareholders	1,702	2,985	4,553	4,430	6,326
Payable for auditing and tax fee	132	2,585	6,850	7,768	17,661
Other accrued expenses	217	976	1,222	1,415	2,384
Total liabilities	3,261	29,035	62,159	69,513	105,504

Net assets	$1,517,903	$22,289,330	$58,930,230	$67,074,878	$154,134,881

REPRESENTED BY
Paid-in-capital
(unlimited shares authorized)
(Notes 1 and 4)	$1,601,628	$23,594,363	$61,654,113	$73,528,298	$160,071,312
Total distributable earnings (Note 1)	(83,725)	(1,305,033)	(2,723,883)	(6,453,420)	(5,936,431)
Total — Representing net assets
applicable to capital outstanding	$1,517,903	$22,289,330	$58,930,230	$67,074,878	$154,134,881

(Continued on next page)

The accompanying notes are an integral part of these financial statements.

32 RetirementReady® Funds

Statement of assets and liabilities 1/31/19 (Unaudited) cont.

	Putnam	Putnam	Putnam	Putnam	Putnam
	Retirement-	Retirement-	Retirement-	Retirement-	Retirement-
COMPUTATION OF NET ASSET	Ready	Ready	Ready	Ready	Ready
VALUE AND OFFERING PRICE	2060 Fund	2055 Fund	2050 Fund	2045 Fund	2040 Fund
Computation of net asset value, offering price and redemption price Class A
Net Assets	$678,209	$12,071,952	$44,023,868	$46,138,017	$127,195,137
Number of shares outstanding	65,607	1,164,655	2,603,006	2,460,997	6,122,616
Net asset value and redemption price	$10.34	$10.37	$16.91	$18.75	$20.77
Offering price per class A share
(100/94.25 of Class A
net asset value)*	$10.97	$11.00	$17.94	$19.89	$22.04
Computation of net asset value and offering price Class B
Net Assets	$23,712	$96,133	$401,861	$552,655	$600,549
Number of shares outstanding	2,295	9,322	24,056	32,927	31,703
Net asset value and offering price***	$10.33	$10.31	$16.71	$16.78	$18.94
Computation of net asset value and offering price Class C
Net Assets	$108,945	$898,401	$722,214	$954,394	$966,112
Number of shares outstanding	10,583	88,644	43,708	56,913	51,933
Net asset value and offering price***	$10.29	$10.13	$16.52	$16.77	$18.60
Computation of net asset value, offering price and redemption price Class M
Net Assets	$23,004	$97,035	$193,314	$107,032	$478,527
Number of shares outstanding	2,208	9,354	11,300	5,884	24,842
Net asset value and redemption price	$10.42	$10.37	$17.11	$18.19	$19.26
Offering price per class M share
(100/96.50 of Class M
net asset value)*	$10.80	$10.75	$17.73	$18.85	$19.96
Computation of net asset value, offering price and redemption price Class R
Net Assets	$29,870	$73,141	$816,546	$758,269	$187,473
Number of shares outstanding	2,880	7,009	48,892	38,949	8,601
Net asset value, offering price
and redemption value	$10.37	$10.44	$16.70	$19.47	$21.80
Computation of net asset value, offering price and redemption price Class R6
Net Assets	$566,843	$5,372,619	$11,233,490	$10,489,395	$20,157,195
Number of shares outstanding	54,442	513,251	659,132	451,204	805,030
Net asset value, offering price
and redemption value	$10.41	$10.47	$17.04	$23.25	$25.04
Computation of net asset value, offering price and redemption price Class Y
Net Assets	$87,320	$3,680,049	$1,538,937	$8,075,116	$4,549,888
Number of shares outstanding	8,400	352,104	90,227	347,889	181,814
Net asset value, offering price
and redemption value	$10.40	$10.45	$17.06	$23.21	$25.02
Cost of investments (Note 1)	$1,673,314	$25,082,473	$64,736,879	$74,174,020	$164,611,526

* On retail sales of less than $50,000. On sales of $50,000 or more the offering price is reduced.

* * *  Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.

RetirementReady® Funds 33

Statement of assets and liabilities 1/31/19 (Unaudited) cont.

	Putnam	Putnam	Putnam	Putnam	Putnam
	Retirement-	Retirement-	Retirement-	Retirement-	Retirement
	Ready	Ready	Ready	Ready	Income Fund
ASSETS	2035 Fund	2030 Fund	2025 Fund	2020 Fund	Lifestyle 1
Investments in affiliated underlying
Putnam Funds, at value (Notes 1 and 5)	$123,591,916	$196,973,328	$128,906,009	$202,203,147	$106,440,919
Receivable for income distributions
from underlying Putnam Fund shares	7,620	18,789	15,894	32,081	21,161
Receivable for shares of the fund sold	154,246	92,557	312,120	108,028	50,798
Receivable for investments sold	26,310	82,347	11,451	74,097	26,444
Receivable from Manager (Note 2)	20,553	32,170	21,465	31,219	18,021
Total assets	123,800,645	197,199,191	129,266,939	202,448,572	106,557,343

LIABILITIES
Payable for shares of the
fund repurchased	49,818	396,637	26,764	778,764	45,489
Payable for investments purchased	16,158	95,735	27,580	27,857	15,726
Payable for investor servicing
fees (Note 2)	24,989	38,414	26,974	40,272	22,234
Payable for distribution fees (Note 2)	20,304	35,839	22,499	41,410	21,783
Payable for reports to shareholders	4,840	6,767	4,926	6,118	6,078
Payable for auditing and tax fee	14,023	22,588	14,746	23,016	12,053
Other accrued expenses	1,670	2,057	1,793	2,084	666
Total liabilities	131,802	598,037	125,282	919,521	124,029
Net assets	$123,668,843	$196,601,154	$129,141,657	$201,529,051	$106,433,314

REPRESENTED BY
Paid-in-capital
(unlimited shares authorized)
(Notes 1 and 4)	$134,335,416	$209,241,344	$137,254,421	$213,068,718	$112,897,643
Total distributable earnings (Note 1)	(10,666,573)	(12,640,190)	(8,112,764)	(11,539,667)	(6,464,329)
Total — Representing net assets
applicable to capital outstanding	$123,668,843	$196,601,154	$129,141,657	$201,529,051	$106,433,314

(Continued on next page)

The accompanying notes are an integral part of these financial statements.

34 RetirementReady® Funds

Statement of assets and liabilities 1/31/19 (Unaudited) cont.

	Putnam	Putnam	Putnam	Putnam	Putnam
	Retirement-	Retirement-	Retirement-	Retirement-	Retirement
COMPUTATION OF NET ASSET	Ready	Ready	Ready	Ready	Income Fund
VALUE AND OFFERING PRICE	2035 Fund	2030 Fund	2025 Fund	2020 Fund	Lifestyle 1
Computation of net asset value, offering price and redemption price Class A
Net Assets	$87,273,228	$161,731,111	$94,423,873	$183,676,437	$93,937,471
Number of shares outstanding	4,158,388	7,767,019	4,508,359	9,985,387	5,518,830
Net asset value and redemption price	$20.99	$20.82	$20.94	$18.39	$17.02
Offering price per class A share
(100/94.25 of Class A net asset value)*	$22.27	$22.09	$22.22	$19.51	N/A
Offering price per class A share
(100/96.00 of Class A net asset value)**	N/A	N/A	N/A	N/A	$17.73
Computation of net asset value and offering price Class B
Net Assets	$700,747	$876,818	$892,617	$709,600	$687,389
Number of shares outstanding	36,578	44,352	45,811	39,969	41,391
Net asset value and offering price***	$19.16	$19.77	$19.48	$17.75	$16.61
Computation of net asset value and offering price Class C
Net Assets	$1,514,955	$1,365,405	$2,250,048	$1,786,775	$1,321,419
Number of shares outstanding	79,655	69,398	116,093	100,849	79,371
Net asset value and offering price***	$19.02	$19.68	$19.38	$17.72	$16.65
Computation of net asset value, offering price and redemption price Class M
Net Assets	$412,139	$369,945	$194,796	$120,276	$579,843
Number of shares outstanding	20,414	18,305	9,834	6,622	33,966
Net asset value and redemption price	$20.19	$20.21	$19.81	$18.16	$17.07
Offering price per class M share
(100/96.50 of Class M net asset value)*	$20.92	$20.94	$20.53	$18.82	N/A
Offering price per class M share
(100/96.75 of Class M net asset value)*	N/A	N/A	N/A	N/A	$17.64
Computation of net asset value, offering price and redemption price Class R
Net Assets	$691,737	$585,260	$715,862	$2,288,757	$533,472
Number of shares outstanding	34,265	29,636	36,474	129,215	31,358
Net asset value, offering price
and redemption value	$20.19	$19.75	$19.63	$17.71	$17.01
Computation of net asset value, offering price and redemption price Class R6
Net Assets	$20,787,722	$24,293,372	$17,904,561	$9,793,424	$3,683,666
Number of shares outstanding	829,295	1,001,890	848,664	469,676	215,649
Net asset value, offering price
and redemption value	$25.07	$24.25	$21.10	$20.85	$17.08
Computation of net asset value, offering price and redemption price Class Y
Net Assets	$12,288,315	$7,379,243	$12,759,900	$3,153,782	$5,690,054
Number of shares outstanding	490,907	304,619	605,864	151,426	333,053
Net asset value, offering price
and redemption value	$25.03	$24.22	$21.06	$20.83	$17.08
Cost of investments (Note 1)	$133,250,094	$207,230,144	$135,416,473	$209,949,761	$109,715,552

* On retail sales of less than $50,000. On sales of $50,000 or more the offering price is reduced.

** On retail sales of less than $100,000. On sales of $100,000 or more the offering price is reduced.

* * * Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.

RetirementReady® Funds 35

Statement of operations Six months ended 1/31/19 (Unaudited)

	Putnam	Putnam	Putnam	Putnam	Putnam
	Retirement-	Retirement-	Retirement-	Retirement-	Retirement-
	Ready	Ready	Ready	Ready	Ready
INVESTMENT INCOME	2060 Fund	2055 Fund	2050 Fund	2045 Fund	2040 Fund
Income distributions from underlying
Putnam Fund shares (Note 5)	$23,414	$367,429	$984,128	$1,148,949	$2,730,212

EXPENSES
Investor servicing fees (Note 2)	560	16,189	36,129	46,015	89,621
Distribution fees (Note 2)	1,299	20,777	63,392	67,313	167,631
Auditing and tax fees	132	2,585	6,850	7,768	17,661
Blue sky expense	43,968	44,293	43,381	44,231	44,481
Other	1,640	3,008	3,816	4,359	6,637
Fees waived and reimbursed
by Manager (Note 2)	(45,740)	(49,886)	(54,047)	(56,358)	(68,779)
Total expenses	1,859	36,966	99,521	113,328	257,252
Net investment income	21,555	330,463	884,607	1,035,621	2,472,960

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Sale of underlying Putnam Fund
shares (Notes 1 and 3)	(37,934)	577,902	1,395,899	1,660,245	2,100,903
Capital gain distribution
from underlying Putnam Fund
shares (Note 5)	132,763	1,992,149	4,876,088	4,981,172	9,502,908
Total net realized gain	94,829	2,570,051	6,271,987	6,641,417	11,603,811
Change in net unrealized appreciation (depreciation) on:
Underlying Putnam Fund shares	(162,268)	(4,017,649)	(10,081,365)	(10,874,281)	(20,582,106)
Total change in net depreciation	(162,268)	(4,017,649)	(10,081,365)	(10,874,281)	(20,582,106)
Net loss on investments	(67,439)	(1,447,598)	(3,809,378)	(4,232,864)	(8,978,295)

Net decrease in net assets resulting
from operations	$(45,884)	$(1,117,135)	$(2,924,771)	$(3,197,243)	$(6,505,335)

The accompanying notes are an integral part of these financial statements.

36 RetirementReady® Funds

Statement of operations Six months ended 1/31/19 (Unaudited) cont.

	Putnam	Putnam	Putnam	Putnam	Putnam
	Retirement-	Retirement-	Retirement-	Retirement-	Retirement
	Ready	Ready	Ready	Ready	Income Fund
INVESTMENT INCOME	2035 Fund	2030 Fund	2025 Fund	2020 Fund	Lifestyle 1
Income distributions from underlying
Putnam Fund shares (Note 5)	$2,172,007	$3,636,159	$2,649,935	$4,626,358	$2,516,633

EXPENSES
Investor servicing fees (Note 2)	78,222	118,465	84,459	121,697	66,862
Distribution fees (Note 2)	122,030	217,697	135,551	247,287	128,520
Auditing and tax fees	14,023	22,588	14,746	23,016	12,053
Blue sky expense	44,481	37,013	44,493	44,531	44,398
Other	4,690	6,795	4,299	6,500	3,942
Fees waived and reimbursed
by Manager (Note 2)	(63,194)	(66,396)	(63,538)	(74,047)	(60,393)
Total expenses	200,252	336,162	220,010	368,984	195,382
Net investment income	1,971,755	3,299,997	2,429,925	4,257,374	2,321,251

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Sale of underlying Putnam Fund
shares (Notes 1 and 3)	2,541,114	2,359,424	1,611,770	702,238	(120,425)
Capital gain distribution
from underlying Putnam Fund
shares (Note 5)	6,055,892	7,511,149	3,213,408	2,640,626	924,079
Total net realized gain	8,597,006	9,870,573	4,825,178	3,342,864	803,654
Change in net unrealized appreciation (depreciation) on:
Underlying Putnam Fund shares	(14,625,530)	(18,280,747)	(9,514,035)	(9,942,106)	(4,106,822)
Total change in net depreciation	(14,625,530)	(18,280,747)	(9,514,035)	(9,942,106)	(4,106,822)
Net loss on investments	(6,028,524)	(8,410,174)	(4,688,857)	(6,599,242)	(3,303,168)

Net decrease in net assets resulting
from operations	$(4,056,769)	$(5,110,177)	$(2,258,932)	$(2,341,868)	$(981,917)

The accompanying notes are an integral part of these financial statements.

RetirementReady® Funds 37

Statement of changes in net assets

Putnam RetirementReady 2060 Fund —
TOTAL INCREASE IN NET ASSETS	Six months ended 1/31/19*	Year ended 7/31/18
Operations
Net investment income	$21,555	$10,591
Net realized gain on sale of underlying
Putnam Fund shares	94,829	60,934
Net unrealized depreciation of underlying
Putnam Fund shares	(162,268)	(14,726)
Net increase (decrease) in net assets resulting
from operations	(45,884)	56,799
Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class A	(20,131)	(8,230)
Class B	(577)	(437)
Class C	(2,353)	(1,902)
Class M	(363)	(459)
Class R	(774)	(617)
Class R6	(15,678)	(8,537)
Class Y	(1,429)	(1,572)
Net realized short-term gain on investments
Class A	(2,389)	(485)
Class B	(86)	(34)
Class C	(373)	(138)
Class M	(66)	(32)
Class R	(106)	(39)
Class R6	(1,792)	(483)
Class Y	(168)	(91)
From net realized long-term gain on investments
Class A	(18,877)	(3,162)
Class B	(681)	(218)
Class C	(2,951)	(891)
Class M	(522)	(209)
Class R	(841)	(256)
Class R6	(14,155)	(3,134)
Class Y	(1,329)	(587)
Increase from capital share transactions (Note 4)	775,701	576,308
Total increase in net assets	644,176	601,594

NET ASSETS
Beginning of period	873,727	272,133
End of period (Note 1)	$1,517,903	$873,727

* Unaudited

The accompanying notes are an integral part of these financial statements.

38 RetirementReady® Funds

Statement of changes in net assets cont.

Putnam RetirementReady 2055 Fund —
TOTAL INCREASE (DECREASE) IN NET ASSETS	Six months ended 1/31/19*	Year ended 7/31/18
Operations
Net investment income	$330,463	$376,494
Net realized gain on sale of underlying
Putnam Fund shares	2,570,051	2,320,195
Net unrealized depreciation of underlying
Putnam Fund shares	(4,017,649)	(611,886)
Net increase (decrease) in net assets resulting
from operations	(1,117,135)	2,084,803
Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class A	(307,306)	(456,467)
Class B	(1,767)	(3,392)
Class C	(17,665)	(28,465)
Class M	(2,150)	(2,126)
Class R	(1,112)	(9,616)
Class R6	(157,599)	(162,578)
Class Y	(98,168)	(131,049)
From net realized long-term gain on investments
Class A	(1,127,783)	(158,771)
Class B	(9,317)	(1,454)
Class C	(87,860)	(12,107)
Class M	(9,096)	(897)
Class R	(6,854)	(3,622)
Class R6	(502,016)	(52,224)
Class Y	(329,358)	(43,425)
Increase from capital share transactions (Note 4)	2,193,141	5,658,495
Total increase (decrease) in net assets	(1,582,045)	6,677,105

NET ASSETS
Beginning of period	23,871,375	17,194,270
End of period (Note 1)	$22,289,330	$23,871,375

* Unaudited

The accompanying notes are an integral part of these financial statements.

RetirementReady® Funds 39

Statement of changes in net assets cont.

Putnam RetirementReady 2050 Fund —
TOTAL INCREASE (DECREASE) IN NET ASSETS	Six months ended 1/31/19*	Year ended 7/31/18
Operations
Net investment income	$884,607	$1,108,126
Net realized gain on sale of underlying
Putnam Fund shares	6,271,987	7,131,830
Net unrealized depreciation of underlying
Putnam Fund shares	(10,081,365)	(2,177,893)
Net increase (decrease) in net assets resulting
from operations	(2,924,771)	6,062,063
Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class A	(1,133,512)	(1,847,849)
Class B	(7,519)	(16,523)
Class C	(13,980)	(25,252)
Class M	(4,199)	(5,637)
Class R	(19,914)	(34,238)
Class R6	(335,564)	(362,501)
Class Y	(39,815)	(177,789)
From net realized long-term gain on investments
Class A	(4,158,421)	(281,913)
Class B	(39,638)	(3,065)
Class C	(70,728)	(4,839)
Class M	(18,335)	(972)
Class R	(79,236)	(5,492)
Class R6	(1,079,540)	(51,158)
Class Y	(141,379)	(25,627)
Increase from capital share transactions (Note 4)	7,171,765	2,531,480
Total increase (decrease) in net assets	(2,894,786)	5,750,688

NET ASSETS
Beginning of period	61,825,016	56,074,328
End of period (Note 1)	$58,930,230	$61,825,016

* Unaudited

The accompanying notes are an integral part of these financial statements.

40 RetirementReady® Funds

Statement of changes in net assets cont.

Putnam RetirementReady 2045 Fund —
TOTAL INCREASE (DECREASE) IN NET ASSETS	Six months ended 1/31/19*	Year ended 7/31/18
Operations
Net investment income	$1,035,621	$1,204,563
Net realized gain on sale of underlying
Putnam Fund shares	6,641,417	7,995,036
Net unrealized depreciation of underlying
Putnam Fund shares	(10,874,281)	(2,852,039)
Net increase (decrease) in net assets resulting
from operations	(3,197,243)	6,347,560
Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class A	(1,487,033)	(2,038,021)
Class B	(15,418)	(25,629)
Class C	(30,434)	(40,605)
Class M	(2,989)	(5,731)
Class R	(19,450)	(42,986)
Class R6	(298,992)	(351,274)
Class Y	(222,312)	(271,454)
From net realized long-term gain on investments
Class A	(4,183,087)	—
Class B	(56,252)	—
Class C	(104,369)	—
Class M	(9,951)	—
Class R	(65,885)	—
Class R6	(756,642)	—
Class Y	(584,700)	—
Increase from capital share transactions (Note 4)	8,496,165	7,837,935
Total increase (decrease) in net assets	(2,538,592)	11,409,795

NET ASSETS
Beginning of period	69,613,470	58,203,675
End of period (Note 1)	$67,074,878	$69,613,470

* Unaudited

The accompanying notes are an integral part of these financial statements.

RetirementReady® Funds 41

Statement of changes in net assets cont.

Putnam RetirementReady 2040 Fund —
TOTAL INCREASE (DECREASE) IN NET ASSETS	Six months ended 1/31/19*	Year ended 7/31/18
Operations
Net investment income	$2,472,960	$2,727,136
Net realized gain on sale of underlying
Putnam Fund shares	11,603,811	16,079,888
Net unrealized depreciation of underlying
Putnam Fund shares	(20,582,106)	(5,466,557)
Net increase (decrease) in net assets resulting
from operations	(6,505,335)	13,340,467
Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class A	(3,479,839)	(5,568,396)
Class B	(13,160)	(30,675)
Class C	(22,216)	(42,987)
Class M	(11,870)	(21,710)
Class R	(3,258)	(54,151)
Class R6	(537,429)	(638,826)
Class Y	(97,932)	(332,292)
From net realized long-term gain on investments
Class A	(8,800,029)	(96,094)
Class B	(46,376)	(621)
Class C	(74,250)	(856)
Class M	(36,169)	(386)
Class R	(12,543)	(1,028)
Class R6	(1,216,721)	(10,321)
Class Y	(235,532)	(5,457)
Increase from capital share transactions (Note 4)	20,092,150	6,114,100
Total increase (decrease) in net assets	(1,000,509)	12,650,767

NET ASSETS
Beginning of period	155,135,390	142,484,623
End of period (Note 1)	$154,134,881	$155,135,390

* Unaudited

The accompanying notes are an integral part of these financial statements.

42 RetirementReady® Funds

Statement of changes in net assets cont.

Putnam RetirementReady 2035 Fund —
TOTAL INCREASE (DECREASE) IN NET ASSETS	Six months ended 1/31/19*	Year ended 7/31/18
Operations
Net investment income	$1,971,755	$2,100,473
Net realized gain on sale of underlying
Putnam Fund shares	8,597,006	10,590,806
Net unrealized depreciation of underlying
Putnam Fund shares	(14,625,530)	(3,970,412)
Net increase (decrease) in net assets resulting
from operations	(4,056,769)	8,720,867
Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class A	(2,849,484)	(2,910,085)
Class B	(19,882)	(23,923)
Class C	(44,661)	(47,123)
Class M	(11,439)	(17,439)
Class R	(20,355)	(62,418)
Class R6	(639,728)	(621,005)
Class Y	(365,228)	(347,054)
From net realized long-term gain on investments
Class A	(4,921,165)	—
Class B	(44,311)	—
Class C	(95,549)	—
Class M	(24,752)	—
Class R	(41,173)	—
Class R6	(1,003,568)	—
Class Y	(591,005)	—
Increase from capital share transactions (Note 4)	13,946,209	14,964,796
Total increase (decrease) in net assets	(782,860)	19,656,616

NET ASSETS
Beginning of period	124,451,703	104,795,087
End of period (Note 1)	$123,668,843	$124,451,703

* Unaudited

The accompanying notes are an integral part of these financial statements.

RetirementReady® Funds 43

Statement of changes in net assets cont.

Putnam RetirementReady 2030 Fund —
TOTAL INCREASE (DECREASE) IN NET ASSETS	Six months ended 1/31/19*	Year ended 7/31/18
Operations
Net investment income	$3,299,997	$3,597,949
Net realized gain on sale of underlying
Putnam Fund shares	9,870,573	15,075,153
Net unrealized depreciation of underlying
Putnam Fund shares	(18,280,747)	(6,471,687)
Net increase (decrease) in net assets resulting
from operations	(5,110,177)	12,201,415
Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class A	(5,070,190)	(5,066,677)
Class B	(22,261)	(30,451)
Class C	(34,978)	(44,587)
Class M	(10,265)	(7,290)
Class R	(16,030)	(75,875)
Class R6	(709,693)	(511,113)
Class Y	(210,935)	(233,627)
From net realized long-term gain on investments
Class A	(7,092,529)	—
Class B	(42,916)	—
Class C	(65,025)	—
Class M	(16,642)	—
Class R	(26,779)	—
Class R6	(896,407)	—
Class Y	(275,946)	—-
Increase (decrease) from capital share
transactions (Note 4)	19,309,167	(5,353,189)
Total increase (decrease) in net assets	(291,606)	878,606

NET ASSETS
Beginning of period	196,892,760	196,014,154
End of period (Note 1)	$196,601,154	$196,892,760

* Unaudited

The accompanying notes are an integral part of these financial statements.

44 RetirementReady® Funds

Statement of changes in net assets cont.

Putnam RetirementReady 2025 Fund —
TOTAL INCREASE IN NET ASSETS	Six months ended 1/31/19*	Year ended 7/31/18
Operations
Net investment income	$2,429,925	$2,451,398
Net realized gain on sale of underlying
Putnam Fund shares	4,825,178	5,311,785
Net unrealized depreciation of underlying
Putnam Fund shares	(9,514,035)	(2,445,018)
Net increase (decrease) in net assets resulting
from operations	(2,258,932)	5,318,165
Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class A	(3,281,787)	(1,859,246)
Class B	(26,854)	(18,790)
Class C	(72,789)	(31,591)
Class M	(6,128)	(3,493)
Class R	(21,890)	(63,799)
Class R6	(720,492)	(355,490)
Class Y	(462,929)	(279,819)
From net realized long-term gain on investments
Class A	(2,815,320)	-
Class B	(29,780)	-
Class C	(75,444)	-
Class M	(6,228)	-
Class R	(23,110)	-
Class R6	(562,214)	-
Class Y	(371,870)	-
Increase from capital share transactions (Note 4)	10,877,822	19,109,931
Total increase in net assets	142,055	21,815,868

NET ASSETS
Beginning of period	128,999,602	107,183,734
End of period (Note 1)	$129,141,657	$128,999,602

* Unaudited

The accompanying notes are an integral part of these financial statements.

RetirementReady® Funds 45

Statement of changes in net assets cont.

Putnam RetirementReady 2020 Fund —
TOTAL INCREASE (DECREASE) IN NET ASSETS	Six months ended 1/31/19*	Year ended 7/31/18
Operations
Net investment income	$4,257,374	$4,593,462
Net realized gain on sale of underlying
Putnam Fund shares	3,342,864	8,354,529
Net unrealized depreciation of underlying
Putnam Fund shares	(9,942,106)	(6,755,840)
Net increase (decrease) in net assets resulting
from operations	(2,341,868)	6,192,151
Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class A	(5,971,049)	(4,208,984)
Class B	(20,065)	(15,108)
Class C	(51,868)	(30,710)
Class M	(3,188)	(2,326)
Class R	(69,978)	(92,656)
Class R6	(334,976)	(200,231)
Class Y	(97,977)	(59,117)
From net realized long-term gain on investments
Class A	(3,112,870)	—
Class B	(13,852)	—
Class C	(34,931)	—
Class M	(2,079)	—
Class R	(40,585)	—
Class R6	(158,825)	—
Class Y	(47,063)	—
Increase (decrease) from capital share
transactions (Note 4)	14,219,225	(1,651,223)
Total increase (decrease) in net assets	1,918,051	(68,204)

NET ASSETS
Beginning of period	199,611,000	199,679,204
End of period (Note 1)	$201,529,051	$199,611,000

* Unaudited

The accompanying notes are an integral part of these financial statements.

46 RetirementReady® Funds

Statement of changes in net assets cont.

Putnam Retirement Income Fund Lifestyle 1 —
TOTAL INCREASE IN NET ASSETS	Six months ended 1/31/19*	Year ended 7/31/18
Operations
Net investment income	$2,321,251	$2,411,783
Net realized gain on sale of underlying
Putnam Fund shares	803,654	678,133
Net unrealized depreciation of underlying
Putnam Fund shares	(4,106,822)	(878,075)
Net increase (decrease) in net assets resulting
from operations	(981,917)	2,211,841
Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class A	(2,053,905)	(2,157,640)
Class B	(13,205)	(19,321)
Class C	(24,697)	(31,012)
Class M	(11,703)	(11,858)
Class R	(10,852)	(16,169)
Class R6	(86,758)	(107,045)
Class Y	(120,995)	(115,351)
From net realized long-term gain on investments
Class A	(136,960)	—
Class B	(1,027)	—
Class C	(2,005)	—
Class M	(832)	—
Class R	(766)	—
Class R6	(5,284)	—
Class Y	(8,141)	—
Increase from capital share transactions (Note 4)	5,948,454	12,798,660
Total increase in net assets	2,489,407	12,552,105

NET ASSETS
Beginning of period	103,943,907	91,391,802
End of period (Note 1)	$106,433,314	$103,943,907

* Unaudited

The accompanying notes are an integral part of these financial statements.

RetirementReady® Funds 47

Financial highlights (For a common share outstanding throughout the period)
Putnam RetirementReady 2060 Fund

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
											Ratio	investment
	Net asset		Net realized								of expenses	income (loss)
	value,		and unrealized	Total from	From net	From		Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	net realized gain	Total	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss) [a,b]	on investments	operations	income	on investments	distributions	of period	value (%) [c]	(in thousands)	(%) [d,e]	(%) [b,e]	(%)
Class A
January 31, 2019**	$11.70	.21	(.87)	(.66)	(.34)	(.36)	(.70)	$10.34	(5.24)*	$678	.19*	1.94*	23*
July 31, 2018	11.11	.26	.98	1.24	(.45)	(.20)	(.65)	11.70	11.28	232.40		2.22	63
July 31, 2017	9.83	.04	1.43	1.47	(.09)	(.10)	(.19)	11.11	15.19	77.40		.39	15
July 31, 2016‡	10.00	.10	(.05)	.05	(.18)	(.04)	(.22)	9.83	.59*	23	.17*	1.02*	4*
Class B
January 31, 2019**	$11.66	.13	(.83)	(.70)	(.27)	(.36)	(.63)	$10.33	(5.64)*	$24	.57*	1.23*	23*
July 31, 2018	11.05	.12	1.03	1.15	(.34)	(.20)	(.54)	11.66	10.54	16	1.15	1.07	63
July 31, 2017	9.79	(.01)	1.39	1.38	(.02)	(.10)	(.12)	11.05	14.23	14	1.15	(.14)	15
July 31, 2016‡	10.00	.10	(.09)	.01	(.18)	(.04)	(.22)	9.79	.12*	11	.67*	1.11*	4*
Class C
January 31, 2019**	$11.60	.08	(.78)	(.70)	(.25)	(.36)	(.61)	$10.29	(5.65)*	$109	.57*	.76*	23*
July 31, 2018	11.03	.09	1.05	1.14	(.37)	(.20)	(.57)	11.60	10.41	85	1.15	.79	63
July 31, 2017	9.79	(.02)	1.40	1.38	(.04)	(.10)	(.14)	11.03	14.32	52	1.15	(.19)	15
July 31, 2016‡	10.00	.06	(.05)	.01	(.18)	(.04)	(.22)	9.79	.12*	22	.67*	.61*	4*
Class M
January 31, 2019**	$11.68	.12	(.80)	(.68)	(.22)	(.36)	(.58)	$10.42	(5.47)*	$23	.45*	1.09*	23*
July 31, 2018	11.08	.09	1.09	1.18	(.38)	(.20)	(.58)	11.68	10.75	27.90		.75	63
July 31, 2017	9.81	.01	1.39	1.40	(.03)	(.10)	(.13)	11.08	14.48	12.90		.11	15
July 31, 2016‡	10.00	.12	(.09)	.03	(.18)	(.04)	(.22)	9.81	.34*	10	.50*	1.31*	4*
Class R
January 31, 2019**	$11.69	.13	(.80)	(.67)	(.29)	(.36)	(.65)	$10.37	(5.33)*	$30	.32*	1.14*	23*
July 31, 2018	11.10	.14	1.06	1.20	(.41)	(.20)	(.61)	11.69	10.97	28.65		1.23	63
July 31, 2017	9.82	.04	1.40	1.44	(.06)	(.10)	(.16)	11.10	14.83	13.65		.36	15
July 31, 2016‡	10.00	.14	(.10)	.04	(.18)	(.04)	(.22)	9.82	.47*	10	.33*	1.47*	4*
Class R6
January 31, 2019**	$11.77	.26	(.91)	(.65)	(.35)	(.36)	(.71)	$10.41	(5.08)*	$567	.03*	2.34*	23*
July 31, 2018	11.15	.23	1.06	1.29	(.47)	(.20)	(.67)	11.77	11.71	435.05		2.00	63
July 31, 2017†	9.86	.07	1.41	1.48	(.09)	(.10)	(.19)	11.15	15.31*	80	.05*	.69*	15
Class Y
January 31, 2019**	$11.74	.06	(.70)	(.64)	(.34)	(.36)	(.70)	$10.40	(5.02)*	$87	.07*	.56*	23*
July 31, 2018	11.14	.26	1.00	1.26	(.46)	(.20)	(.66)	11.74	11.46	51.15		2.22	63
July 31, 2017	9.85	.06	1.43	1.49	(.10)	(.10)	(.20)	11.14	15.41	24.15		.60	15
July 31, 2016‡	10.00	.11	(.03)	.08	(.19)	(.04)	(.23)	9.85	.82*	23	— *	1.20 *	4*

See page 68 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

48 RetirementReady® Funds	RetirementReady® Funds 49

Financial highlights (For a common share outstanding throughout the period)
Putnam RetirementReady 2055 Fund

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
											Ratio	investment
	Net asset		Net realized								of expenses	income (loss)
	value,		and unrealized	Total from	From net	From		Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	net realized gain	Total	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss) [a,b]	on investments	operations	income	on investments	distributions	of period	value (%) [c]	(in thousands)	(%) [d,e]	(%) [b,e]	(%)
Class A
January 31, 2019**	$12.57	.17	(.93)	(.76)	(.31)	(1.13)	(1.44)	$10.37	(5.13)*	$12,072	.21*	1.43*	26*
July 31, 2018	11.92	.22	1.08	1.30	(.48)	(.17)	(.65)	12.57	11.05	12,962.44		1.80	34
July 31, 2017	10.46	.05	1.52	1.57	(.09)	(.02)	(.11)	11.92	15.08	10,030.45		.49	30
July 31, 2016	11.60	.15	(.39)	(.24)	(.24)	(.66)	(.90)	10.46	(1.77)	4,783.25		1.41	38
July 31, 2015	12.02	.11	.97	1.08	(.61)	(.89)	(1.50)	11.60	9.56	2,647.25		.95	69[g]
July 31, 2014	11.67	.09	1.56	1.65	(.33)	(.97)	(1.30)	12.02	14.60	568.25		.76	71[g]
Class B
January 31, 2019**	$12.45	.12	(.91)	(.79)	(.22)	(1.13)	(1.35)	$10.31	(5.53)*	$96	.59*	1.04*	26*
July 31, 2018	11.81	.11	1.09	1.20	(.39)	(.17)	(.56)	12.45	10.26	103	1.19	.94	34
July 31, 2017	10.37	(.02)	1.49	1.47	(.01)	(.02)	(.03)	11.81	14.17	98	1.20	(.21)	30
July 31, 2016	11.50	.09	(.40)	(.31)	(.16)	(.66)	(.82)	10.37	(2.51)	77	1.00	.86	38
July 31, 2015	11.93	.06	.93	.99	(.53)	(.89)	(1.42)	11.50	8.81	81	1.00	.54	69[g]
July 31, 2014	11.62	(.03)	1.58	1.55	(.27)	(.97)	(1.24)	11.93	13.67	55	1.00	(.23)	71[g]
Class C
January 31, 2019**	$12.28	.13	(.92)	(.79)	(.23)	(1.13)	(1.36)	$10.13	(5.57)*	$898	.59*	1.08*	26*
July 31, 2018	11.66	.13	1.06	1.19	(.40)	(.17)	(.57)	12.28	10.25	895	1.19	1.08	34
July 31, 2017	10.25	(.02)	1.46	1.44	(.01)	(.02)	(.03)	11.66	14.11	812	1.20	(.19)	30
July 31, 2016	11.38	.07	(.38)	(.31)	(.16)	(.66)	(.82)	10.25	(2.48)	655	1.00	.71	38
July 31, 2015	11.83	.06	.92	.98	(.54)	(.89)	(1.43)	11.38	8.81	545	1.00	.50	69[g]
July 31, 2014	11.54	(.04)	1.59	1.55	(.29)	(.97)	(1.26)	11.83	13.78	391	1.00	(.35)	71[g]
Class M
January 31, 2019**	$12.56	.14	(.93)	(.79)	(.27)	(1.13)	(1.40)	$10.37	(5.42)*	$97	.47*	1.20 *	26*
July 31, 2018	11.89	.12	1.12	1.24	(.40)	(.17)	(.57)	12.56	10.50	85.94		1.00	34
July 31, 2017	10.44	—[f]	1.51	1.51	(.04)	(.02)	(.06)	11.89	14.49	79.95		.03	30
July 31, 2016	11.58	.10	(.39)	(.29)	(.19)	(.66)	(.85)	10.44	(2.24)	57.75		.95	38
July 31, 2015	11.98	.09	.94	1.03	(.54)	(.89)	(1.43)	11.58	9.05	64.75		.79	69[g]
July 31, 2014	11.65	.02	1.57	1.59	(.29)	(.97)	(1.26)	11.98	14.02	30.75		.18	71[g]
Class R
January 31, 2019**	$12.52	.09	(.86)	(.77)	(.18)	(1.13)	(1.31)	$10.44	(5.27)*	$73	.34*	.74*	26*
July 31, 2018	11.86	.23	1.05	1.28	(.45)	(.17)	(.62)	12.52	10.86	176.69		1.91	34
July 31, 2017	10.42	.06	1.46	1.52	(.06)	(.02)	(.08)	11.86	14.68	253.70		.55	30
July 31, 2016	11.55	.13	(.39)	(.26)	(.21)	(.66)	(.87)	10.42	(2.00)	273.50		1.25	38
July 31, 2015	11.98	.20	.85	1.05	(.59)	(.89)	(1.48)	11.55	9.34	253.50		1.65	69[g]
July 31, 2014	11.65	.03	1.59	1.62	(.32)	(.97)	(1.29)	11.98	14.35	282.50		.21	71[g]
Class R6
January 31, 2019**	$12.71	.21	(.96)	(.75)	(.36)	(1.13)	(1.49)	$10.47	(4.98)*	$5,373	.03*	1.76*	26*
July 31, 2018	12.03	.25	1.12	1.37	(.52)	(.17)	(.69)	12.71	11.55	5,241.05		2.03	34
July 31, 2017†	10.55	.11	1.49	1.60	(.10)	(.02)	(.12)	12.03	15.23*	3,339	.05*	.96*	30
Class Y
January 31, 2019**	$12.68	.17	(.93)	(.76)	(.34)	(1.13)	(1.47)	$10.45	(5.08)*	$3,680	.09*	1.46*	26*
July 31, 2018	12.01	.22	1.13	1.35	(.51)	(.17)	(.68)	12.68	11.35	4,409.19		1.80	34
July 31, 2017	10.53	.08	1.52	1.60	(.10)	(.02)	(.12)	12.01	15.36	2,583.20		.67	30
July 31, 2016	11.66	.17	(.38)	(.21)	(.26)	(.66)	(.92)	10.53	(1.50)	3,831	—	1.64	38
July 31, 2015	12.06	.17	.95	1.12	(.63)	(.89)	(1.52)	11.66	9.89	1,730	—	1.42	69[g]
July 31, 2014	11.70	.13	1.56	1.69	(.36)	(.97)	(1.33)	12.06	14.88	1,013	—	1.13	71[g]

See page 68 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

50 RetirementReady® Funds	RetirementReady® Funds 51

Financial highlights (For a common share outstanding throughout the period)
Putnam RetirementReady 2050 Fund

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
											Ratio	investment
	Net asset		Net realized								of expenses	income (loss)
	value,		and unrealized	Total from	From net	From		Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	net realized gain	Total	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss) [a,b]	on investments	operations	income	on investments	distributions	of period	value (%) [c]	(in thousands)	(%) [d,e]	(%) [b,e]	(%)
Class A
January 31, 2019**	$20.52	.28	(1.50)	(1.22)	(.51)	(1.88)	(2.39)	$16.91	(5.03)*	$44,024	.20 *	1.48*	23*
July 31, 2018	19.41	.36	1.72	2.08	(.84)	(.13)	(.97)	20.52	10.82	45,447.41		1.81	38
July 31, 2017	17.05	.09	2.38	2.47	(.11)	—	(.11)	19.41	14.58	43,088.41		.48	37
July 31, 2016	17.69	.25	(.53)	(.28)	(.36)	—	(.36)	17.05	(1.54)	29,339.25		1.54	41
July 31, 2015	16.99	.19	1.37	1.56	(.86)	—	(.86)	17.69	9.43	16,701.25		1.11	40[g]
July 31, 2014	15.22	.12	2.06	2.18	(.41)	—	(.41)	16.99	14.45	4,423.25		.76	54[g]
Class B
January 31, 2019**	$20.19	.21	(1.45)	(1.24)	(.36)	(1.88)	(2.24)	$16.71	(5.30)*	$402	.57*	1.13*	23*
July 31, 2018	19.13	.23	1.65	1.88	(.69)	(.13)	(.82)	20.19	9.90	449	1.16	1.16	38
July 31, 2017	16.81	(.04)	2.36	2.32	—	—	—	19.13	13.80	470	1.16	(.24)	37
July 31, 2016	17.45	.13	(.54)	(.41)	(.23)	—	(.23)	16.81	(2.31)	453	1.00	.78	41
July 31, 2015	16.76	.10	1.32	1.42	(.73)	—	(.73)	17.45	8.65	334	1.00	.61	40[g]
July 31, 2014	15.05	—[f]	2.03	2.03	(.32)	—	(.32)	16.76	13.57	284	1.00	(.01)	54[g]
Class C
January 31, 2019**	$20.02	.22	(1.47)	(1.25)	(.37)	(1.88)	(2.25)	$16.52	(5.37)*	$722	.57*	1.15*	23*
July 31, 2018	18.95	.27	1.60	1.87	(.67)	(.13)	(.80)	20.02	9.93	703	1.16	1.40	38
July 31, 2017	16.65	(.05)	2.35	2.30	—	—	—	18.95	13.81	868	1.16	(.27)	37
July 31, 2016	17.29	.14	(.54)	(.40)	(.24)	—	(.24)	16.65	(2.29)	664	1.00	.85	41
July 31, 2015	16.64	.10	1.30	1.40	(.75)	—	(.75)	17.29	8.58	575	1.00	.60	40[g]
July 31, 2014	14.96	.01	2.01	2.02	(.34)	—	(.34)	16.64	13.58	409	1.00	.04	54[g]
Class M
January 31, 2019**	$20.68	.24	(1.50)	(1.26)	(.43)	(1.88)	(2.31)	$17.11	(5.23)*	$193	.45*	1.25*	23*
July 31, 2018	19.57	.24	1.74	1.98	(.74)	(.13)	(.87)	20.68	10.21	185.91		1.18	38
July 31, 2017	17.20	.01	2.40	2.41	(.04)	—	(.04)	19.57	14.06	137.91		.04	37
July 31, 2016	17.84	.16	(.53)	(.37)	(.27)	—	(.27)	17.20	(2.02)	124.75		.96	41
July 31, 2015	17.14	.14	1.35	1.49	(.79)	—	(.79)	17.84	8.90	87.75		.77	40[g]
July 31, 2014	15.37	.03	2.09	2.12	(.35)	—	(.35)	17.14	13.85	52.75		.15	54[g]
Class R
January 31, 2019**	$20.27	.26	(1.48)	(1.22)	(.47)	(1.88)	(2.35)	$16.70	(5.11)*	$817	.32*	1.37*	23*
July 31, 2018	19.20	.34	1.66	2.00	(.80)	(.13)	(.93)	20.27	10.51	823.66		1.69	38
July 31, 2017	16.86	.12	2.29	2.41	(.07)	—	(.07)	19.20	14.34	731.66		.69	37
July 31, 2016	17.41	.19	(.51)	(.32)	(.23)	—	(.23)	16.86	(1.81)	1,365.50		1.17	41
July 31, 2015	16.72	.20	1.31	1.51	(.82)	—	(.82)	17.41	9.22	3,088.50		1.16	40[g]
July 31, 2014	15.00	.07	2.03	2.10	(.38)	—	(.38)	16.72	14.13	2,553.50		.43	54[g]
Class R6
January 31, 2019**	$20.70	.32	(1.51)	(1.19)	(.59)	(1.88)	(2.47)	$17.04	(4.85)*	$11,233	.03*	1.68*	23*
July 31, 2018	19.58	.42	1.74	2.16	(.91)	(.13)	(1.04)	20.70	11.15	11,848.05		2.08	38
July 31, 2017†	17.17	.16	2.38	2.54	(.13)	—	(.13)	19.58	14.86*	7,136	.05*	.88*	37
Class Y
January 31, 2019**	$20.66	.25	(1.44)	(1.19)	(.53)	(1.88)	(2.41)	$17.06	(4.85)*	$1,539	.07*	1.28*	23*
July 31, 2018	19.54	.40	1.74	2.14	(.89)	(.13)	(1.02)	20.66	11.07	2,370.16		1.99	38
July 31, 2017	17.14	.09	2.45	2.54	(.14)	—	(.14)	19.54	14.91	3,645.16		.51	37
July 31, 2016	17.77	.31	(.56)	(.25)	(.38)	—	(.38)	17.14	(1.31)	7,514	—	1.88	41
July 31, 2015	17.05	.27	1.34	1.61	(.89)	—	(.89)	17.77	9.69	5,574	—	1.54	40[g]
July 31, 2014	15.27	.18	2.05	2.23	(.45)	—	(.45)	17.05	14.73	4,450	—	1.08	54[g]

See page 68 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

52 RetirementReady® Funds	RetirementReady® Funds 53

Financial highlights (For a common share outstanding throughout the period)
Putnam RetirementReady 2045 Fund

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
											Ratio	investment
	Net asset		Net realized								of expenses	income (loss)
	value,		and unrealized	Total from	From net	From		Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	net realized gain	Total	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss) [a,b]	on investments	operations	income	on investments	distributions	of period	value (%) [c]	(in thousands)	(%) [d,e]	(%) [b,e]	(%)
Class A
January 31, 2019**	$22.67	.32	(1.61)	(1.29)	(.69)	(1.94)	(2.63)	$18.75	(4.83)*	$46,138	.20 *	1.51*	26*
July 31, 2018	21.46	.40	1.80	2.20	(.99)	—	(.99)	22.67	10.35	47,694.42		1.79	43
July 31, 2017	18.91	.07	2.59	2.66	(.11)	—	(.11)	21.46	14.10	42,236.42		.35	37
July 31, 2016	19.58	.30	(.55)	(.25)	(.42)	—	(.42)	18.91	(1.23)	31,243.25		1.62	38
July 31, 2015	18.86	.25	1.43	1.68	(.96)	—	(.96)	19.58	9.14	20,065.25		1.30	38[g]
July 31, 2014	16.77	.15	2.19	2.34	(.25)	—	(.25)	18.86	14.01	9,373.25		.84	55[g]
Class B
January 31, 2019**	$20.50	.21	(1.46)	(1.25)	(.53)	(1.94)	(2.47)	$16.78	(5.20)*	$553	.58*	1.10 *	26*
July 31, 2018	19.51	.21	1.62	1.83	(.84)	—	(.84)	20.50	9.48	636	1.17	1.05	43
July 31, 2017	17.22	(.07)	2.36	2.29	—	—	—	19.51	13.30	605	1.17	(.41)	37
July 31, 2016	17.89	.14	(.50)	(.36)	(.31)	—	(.31)	17.22	(1.97)	547	1.00	.86	38
July 31, 2015	17.31	.12	1.29	1.41	(.83)	—	(.83)	17.89	8.31	420	1.00	.67	38[g]
July 31, 2014	15.43	.03	2.00	2.03	(.15)	—	(.15)	17.31	13.17	274	1.00	.19	55[g]
Class C
January 31, 2019**	$20.52	.22	(1.46)	(1.24)	(.57)	(1.94)	(2.51)	$16.77	(5.17)*	$954	.58*	1.16*	26*
July 31, 2018	19.53	.22	1.62	1.84	(.85)	—	(.85)	20.52	9.50	1,018	1.17	1.07	43
July 31, 2017	17.25	(.07)	2.35	2.28	—	—	—	19.53	13.22	918	1.17	(.40)	37
July 31, 2016	17.93	.14	(.49)	(.35)	(.33)	—	(.33)	17.25	(1.91)	1,098	1.00	.87	38
July 31, 2015	17.38	.11	1.31	1.42	(.87)	—	(.87)	17.93	8.33	864	1.00	.59	38[g]
July 31, 2014	15.51	.01	2.02	2.03	(.16)	—	(.16)	17.38	13.12	401	1.00	.07	55[g]
Class M
January 31, 2019**	$22.01	.27	(1.57)	(1.30)	(.58)	(1.94)	(2.52)	$18.19	(5.05)*	$107	.46*	1.30 *	26*
July 31, 2018	20.85	.36	1.63	1.99	(.83)	—	(.83)	22.01	9.64	103.92		1.68	43
July 31, 2017	18.35	(.04)	2.55	2.51	(.01)	—	(.01)	20.85	13.69	124.92		(.22)	37
July 31, 2016	19.00	.22	(.55)	(.33)	(.32)	—	(.32)	18.35	(1.69)	167.75		1.24	38
July 31, 2015	18.36	.17	1.37	1.54	(.90)	—	(.90)	19.00	8.56	161.75		.89	38[g]
July 31, 2014	16.34	(.04)	2.23	2.19	(.17)	—	(.17)	18.36	13.43	128.75		(.23)	55[g]
Class R
January 31, 2019**	$23.32	.26	(1.60)	(1.34)	(.57)	(1.94)	(2.51)	$19.47	(4.94)*	$758	.33*	1.19*	26*
July 31, 2018	22.04	.35	1.85	2.20	(.92)	—	(.92)	23.32	10.05	1,120.67		1.53	43
July 31, 2017	19.41	.07	2.61	2.68	(.05)	—	(.05)	22.04	13.85	1,169.67		.33	37
July 31, 2016	20.00	.25	(.55)	(.30)	(.29)	—	(.29)	19.41	(1.46)	1,573.50		1.35	38
July 31, 2015	19.25	.25	1.41	1.66	(.91)	—	(.91)	20.00	8.83	3,175.50		1.26	38[g]
July 31, 2014	17.13	.12	2.22	2.34	(.22)	—	(.22)	19.25	13.72	2,784.50		.65	55[g]
Class R6
January 31, 2019**	$27.44	.44	(1.92)	(1.48)	(.77)	(1.94)	(2.71)	$23.25	(4.67)*	$10,489	.03*	1.72*	26*
July 31, 2018	25.76	.58	2.16	2.74	(1.06)	—	(1.06)	27.44	10.75	10,434.05		2.17	43
July 31, 2017†	22.65	.19	3.04	3.23	(.12)	—	(.12)	25.76	14.32*	7,355	.05*	.77*	37
Class Y
January 31, 2019**	$27.38	.44	(1.93)	(1.49)	(.74)	(1.94)	(2.68)	$23.21	(4.73)*	$8,075	.08*	1.70 *	26*
July 31, 2018	25.72	.51	2.19	2.70	(1.04)	—	(1.04)	27.38	10.58	8,609.17		1.89	43
July 31, 2017	22.61	.10	3.15	3.25	(.14)	—	(.14)	25.72	14.42	5,797.17		.43	37
July 31, 2016	23.30	.42	(.66)	(.24)	(.45)	—	(.45)	22.61	(.95)	9,802	—	1.95	38
July 31, 2015	22.25	.40	1.65	2.05	(1.00)	—	(1.00)	23.30	9.41	6,556	—	1.73	38[g]
July 31, 2014	19.74	.27	2.53	2.80	(.29)	—	(.29)	22.25	14.25	5,544	—	1.25	55[g]

See page 68 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

54 RetirementReady® Funds	RetirementReady® Funds 55

Financial highlights (For a common share outstanding throughout the period)
Putnam RetirementReady 2040 Fund

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
											Ratio	investment
	Net asset		Net realized								of expenses	income (loss)
	value,		and unrealized	Total from	From net	From		Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	net realized gain	Total	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss) [a,b]	on investments	operations	income	on investments	distributions	of period	value (%) [c]	(in thousands)	(%) [d,e]	(%) [b,e]	(%)
Class A
January 31, 2019**	$24.24	.37	(1.58)	(1.21)	(.64)	(1.62)	(2.26)	$20.77	(4.34)*	$127,195	.19*	1.62*	15*
July 31, 2018	23.21	.42	1.73	2.15	(1.10)	(.02)	(1.12)	24.24	9.36	126,350.39		1.77	39
July 31, 2017	20.58	.04	2.66	2.70	(.07)	—	(.07)	23.21	13.13	119,021.39		.20	39
July 31, 2016	21.26	.38	(.57)	(.19)	(.49)	—	(.49)	20.58	(.83)	84,164.25		1.90	48
July 31, 2015	20.51	.28	1.46	1.74	(.99)	—	(.99)	21.26	8.65	49,628.25		1.34	51[g]
July 31, 2014	18.34	.21	2.24	2.45	(.28)	—	(.28)	20.51	13.42	12,384.25		1.04	47[g]
Class B
January 31, 2019**	$22.20	.24	(1.42)	(1.18)	(.46)	(1.62)	(2.08)	$18.94	(4.67)*	$601	.57*	1.16*	15*
July 31, 2018	21.35	.23	1.58	1.81	(.94)	(.02)	(.96)	22.20	8.53	672	1.14	1.05	39
July 31, 2017	19.02	(.11)	2.44	2.33	—	—	—	21.35	12.25	735	1.14	(.56)	39
July 31, 2016	19.69	.23	(.55)	(.32)	(.35)	—	(.35)	19.02	(1.59)	764	1.00	1.23	48
July 31, 2015	19.01	.16	1.32	1.48	(.80)	—	(.80)	19.69	7.92	666	1.00	.82	51[g]
July 31, 2014	17.04	.07	2.06	2.13	(.16)	—	(.16)	19.01	12.52	698	1.00	.40	47[g]
Class C
January 31, 2019**	$21.88	.30	(1.47)	(1.17)	(.49)	(1.62)	(2.11)	$18.60	(4.71)*	$966	.57*	1.44*	15*
July 31, 2018	21.06	.22	1.57	1.79	(.95)	(.02)	(.97)	21.88	8.58	993	1.14	1.02	39
July 31, 2017	18.76	(.11)	2.41	2.30	—	—	—	21.06	12.26	985	1.14	(.54)	39
July 31, 2016	19.44	.22	(.55)	(.33)	(.35)	—	(.35)	18.76	(1.62)	826	1.00	1.20	48
July 31, 2015	18.83	.15	1.31	1.46	(.85)	—	(.85)	19.44	7.91	805	1.00	.78	51[g]
July 31, 2014	16.92	.04	2.08	2.12	(.21)	—	(.21)	18.83	12.55	632	1.00	.23	47[g]
Class M
January 31, 2019**	$22.59	.28	(1.46)	(1.18)	(.53)	(1.62)	(2.15)	$19.26	(4.55)*	$479	.44*	1.30 *	15*
July 31, 2018	21.78	.35	1.55	1.90	(1.07)	(.02)	(1.09)	22.59	8.80	510.89		1.56	39
July 31, 2017	19.35	(.07)	2.50	2.43	—	—	—	21.78	12.56	282.89		(.34)	39
July 31, 2016	20.02	.21	(.49)	(.28)	(.39)	—	(.39)	19.35	(1.35)	160.75		1.10	48
July 31, 2015	19.37	.22	1.33	1.55	(.90)	—	(.90)	20.02	8.16	114.75		1.11	51[g]
July 31, 2014	17.36	.09	2.13	2.22	(.21)	—	(.21)	19.37	12.84	78.75		.50	47[g]
Class R
January 31, 2019**	$25.09	.34	(1.59)	(1.25)	(.42)	(1.62)	(2.04)	$21.80	(4.41)*	$187	.32*	1.41*	15*
July 31, 2018	23.95	.59	1.57	2.16	(1.00)	(.02)	(1.02)	25.09	9.09	212.64		2.38	39
July 31, 2017	21.23	.01	2.72	2.73	(.01)	—	(.01)	23.95	12.85	1,673.64		.08	39
July 31, 2016	21.80	.28	(.54)	(.26)	(.31)	—	(.31)	21.23	(1.13)	2,034.50		1.38	48
July 31, 2015	20.98	.29	1.45	1.74	(.92)	—	(.92)	21.80	8.45	4,726.50		1.35	51[g]
July 31, 2014	18.76	.16	2.30	2.46	(.24)	—	(.24)	20.98	13.13	3,894.50		.79	47[g]
Class R6
January 31, 2019**	$28.73	.47	(1.82)	(1.35)	(.72)	(1.62)	(2.34)	$25.04	(4.14)*	$20,157	.03*	1.72*	15*
July 31, 2018	27.29	.59	2.05	2.64	(1.18)	(.02)	(1.20)	28.73	9.75	22,335.05		2.10	39
July 31, 2017†	24.17	.14	3.06	3.20	(.08)	—	(.08)	27.29	13.28*	12,731	.05*	.56*	39
Class Y
January 31, 2019**	$28.68	.51	(1.88)	(1.37)	(.67)	(1.62)	(2.29)	$25.02	(4.21)*	$4,550	.06*	1.90 *	15*
July 31, 2018	27.26	.61	1.99	2.60	(1.16)	(.02)	(1.18)	28.68	9.61	4,063.14		2.16	39
July 31, 2017	24.13	.08	3.15	3.23	(.10)	—	(.10)	27.26	13.40	7,058.14		.33	39
July 31, 2016	24.82	.52	(.69)	(.17)	(.52)	—	(.52)	24.13	(.60)	13,806	—	2.23	48
July 31, 2015	23.75	.44	1.65	2.09	(1.02)	—	(1.02)	24.82	8.96	9,215	—	1.79	51[g]
July 31, 2014	21.18	.32	2.58	2.90	(.33)	—	(.33)	23.75	13.74	7,284	—	1.40	47[g]

See page 68 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

56 RetirementReady® Funds	RetirementReady® Funds 57

Financial highlights (For a common share outstanding throughout the period)
Putnam RetirementReady 2035 Fund

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
											Ratio	investment
	Net asset		Net realized								of expenses	income (loss)
	value,		and unrealized	Total from	From net	From		Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	net realized gain	Total	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss) [a,b]	on investments	operations	income	on investments	distributions	of period	value (%) [c]	(in thousands)	(%) [d,e]	(%) [b,e]	(%)
Class A
January 31, 2019**	$24.08	.36	(1.34)	(.98)	(.77)	(1.34)	(2.11)	$20.99	(3.54)*	$87,273	.20 *	1.60 *	24*
July 31, 2018	23.10	.41	1.41	1.82	(.84)	—	(.84)	24.08	7.94	86,367.41		1.73	43
July 31, 2017	20.85	.06	2.34	2.40	(.15)	—	(.15)	23.10	11.60	76,081.41		.25	37
July 31, 2016	21.53	.45	(.59)	(.14)	(.54)	—	(.54)	20.85	(.54)	51,869.25		2.20	38
July 31, 2015	20.66	.31	1.33	1.64	(.77)	—	(.77)	21.53	8.07	37,097.25		1.45	31[g]
July 31, 2014	18.55	.24	2.03	2.27	(.16)	—	(.16)	20.66	12.25	17,699.25		1.21	45[g]
Class B
January 31, 2019**	$22.07	.25	(1.22)	(.97)	(.60)	(1.34)	(1.94)	$19.16	(3.89)*	$701	.58*	1.19*	24*
July 31, 2018	21.21	.23	1.28	1.51	(.65)	—	(.65)	22.07	7.13	767	1.16	1.04	43
July 31, 2017	19.15	(.10)	2.16	2.06	—	—	—	21.21	10.76	827	1.16	(.49)	37
July 31, 2016	19.81	.28	(.55)	(.27)	(.39)	—	(.39)	19.15	(1.28)	1,167	1.00	1.49	38
July 31, 2015	19.07	.19	1.18	1.37	(.63)	—	(.63)	19.81	7.28	1,235	1.00	.95	31[g]
July 31, 2014	17.17	.10	1.85	1.95	(.05)	—	(.05)	19.07	11.39	1,061	1.00	.55	45[g]
Class C
January 31, 2019**	$21.96	.25	(1.23)	(.98)	(.62)	(1.34)	(1.96)	$19.02	(3.93)*	$1,515	.58*	1.22*	24*
July 31, 2018	21.12	.21	1.30	1.51	(.67)	—	(.67)	21.96	7.18	1,496	1.16	.98	43
July 31, 2017	19.08	(.10)	2.15	2.05	(.01)	—	(.01)	21.12	10.73	1,625	1.16	(.50)	37
July 31, 2016	19.78	.26	(.53)	(.27)	(.43)	—	(.43)	19.08	(1.28)	1,549	1.00	1.40	38
July 31, 2015	19.08	.18	1.19	1.37	(.67)	—	(.67)	19.78	7.30	1,147	1.00	.91	31[g]
July 31, 2014	17.17	.09	1.87	1.96	(.05)	—	(.05)	19.08	11.44	655	1.00	.51	45[g]
Class M
January 31, 2019**	$23.14	.28	(1.27)	(.99)	(.62)	(1.34)	(1.96)	$20.19	(3.80)*	$412	.45*	1.27*	24*
July 31, 2018	22.23	.29	1.35	1.64	(.73)	—	(.73)	23.14	7.43	572.91		1.26	43
July 31, 2017	20.07	(.05)	2.26	2.21	(.05)	—	(.05)	22.23	11.04	529.91		(.25)	37
July 31, 2016	20.74	.34	(.57)	(.23)	(.44)	—	(.44)	20.07	(1.05)	473.75		1.72	38
July 31, 2015	19.92	.16	1.32	1.48	(.66)	—	(.66)	20.74	7.54	460.75		.79	31[g]
July 31, 2014	17.93	.14	1.96	2.10	(.11)	—	(.11)	19.92	11.70	298.75		.73	45[g]
Class R
January 31, 2019**	$23.16	.31	(1.28)	(.97)	(.66)	(1.34)	(2.00)	$20.19	(3.68)*	$692	.33*	1.42*	24*
July 31, 2018	22.26	.46	1.24	1.70	(.80)	—	(.80)	23.16	7.69	797.66		2.00	43
July 31, 2017	20.10	.02	2.24	2.26	(.10)	—	(.10)	22.26	11.30	1,369.66		.11	37
July 31, 2016	20.67	.32	(.50)	(.18)	(.39)	—	(.39)	20.10	(.80)	2,000.50		1.66	38
July 31, 2015	19.85	.30	1.24	1.54	(.72)	—	(.72)	20.67	7.86	4,657.50		1.49	31[g]
July 31, 2014	17.84	.19	1.94	2.13	(.12)	—	(.12)	19.85	11.96	4,334.50		1.01	45[g]
Class R6
January 31, 2019**	$28.35	.48	(1.57)	(1.09)	(.85)	(1.34)	(2.19)	$25.07	(3.39)*	$20,788	.03*	1.77*	24*
July 31, 2018	27.03	.60	1.64	2.24	(.92)	—	(.92)	28.35	8.34	21,366.05		2.14	43
July 31, 2017†	24.34	.16	2.70	2.86	(.17)	—	(.17)	27.03	11.81*	15,359	.05*	.63*	37
Class Y
January 31, 2019**	$28.30	.49	(1.59)	(1.10)	(.83)	(1.34)	(2.17)	$25.03	(3.46)*	$12,288	.07*	1.84*	24*
July 31, 2018	26.98	.55	1.67	2.22	(.90)	—	(.90)	28.30	8.26	13,086.16		1.97	43
July 31, 2017	24.30	.10	2.76	2.86	(.18)	—	(.18)	26.98	11.85	9,005.16		.38	37
July 31, 2016	24.99	.56	(.66)	(.10)	(.59)	—	(.59)	24.30	(.33)	17,298	—	2.40	38
July 31, 2015	23.84	.46	1.50	1.96	(.81)	—	(.81)	24.99	8.35	12,853	—	1.88	31[g]
July 31, 2014	21.37	.37	2.30	2.67	(.20)	—	(.20)	23.84	12.55	11,300	—	1.64	45[g]

See page 68 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

58 RetirementReady® Funds	RetirementReady® Funds 59

Financial highlights (For a common share outstanding throughout the period)
Putnam RetirementReady 2030 Fund

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
											Ratio	investment
	Net asset		Net realized								of expenses	income (loss)
	value,		and unrealized	Total from	From net	From		Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	net realized gain	Total	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss) [a,b]	on investments	operations	income	on investments	distributions	of period	value (%) [c]	(in thousands)	(%) [d,e]	(%) [b,e]	(%)
Class A
January 31, 2019**	$23.22	.37	(1.07)	(.70)	(.71)	(.99)	(1.70)	$20.82	(2.66)*	$161,731	.19*	1.67*	18*
July 31, 2018	22.51	.41	1.02	1.43	(.72)	—	(.72)	23.22	6.38	164,247.39		1.80	46
July 31, 2017	20.68	.16	1.82	1.98	(.15)	—	(.15)	22.51	9.61	169,766.39		.73	41
July 31, 2016	21.38	.47	(.59)	(.12)	(.58)	—	(.58)	20.68	(.45)	122,277.25		2.35	47
July 31, 2015	20.35	.29	1.23	1.52	(.49)	—	(.49)	21.38	7.53	72,342.25		1.36	40[g]
July 31, 2014	18.52	.26	1.73	1.99	(.16)	—	(.16)	20.35	10.75	23,180.25		1.32	44[g]
Class B
January 31, 2019**	$22.02	.26	(1.01)	(.75)	(.51)	(.99)	(1.50)	$19.77	(3.05)*	$877	.57*	1.24*	18*
July 31, 2018	21.36	.26	.95	1.21	(.55)	—	(.55)	22.02	5.66	1,025	1.14	1.17	46
July 31, 2017	19.64	—[f]	1.72	1.72	—	—	—	21.36	8.76	1,299	1.14	—[h]	41
July 31, 2016	20.32	.33	(.58)	(.25)	(.43)	—	(.43)	19.64	(1.18)	1,251	1.00	1.74	47
July 31, 2015	19.35	.16	1.13	1.29	(.32)	—	(.32)	20.32	6.71	1,325	1.00	.80	40[g]
July 31, 2014	17.62	.11	1.64	1.75	(.02)	—	(.02)	19.35	9.94	1,231	1.00	.58	44[g]
Class C
January 31, 2019**	$21.94	.27	(1.01)	(.74)	(.53)	(.99)	(1.52)	$19.68	(3.02)*	$1,365	.57*	1.30 *	18*
July 31, 2018	21.32	.25	.95	1.20	(.58)	—	(.58)	21.94	5.62	1,454	1.14	1.16	46
July 31, 2017	19.60	—[f]	1.73	1.73	(.01)	—	(.01)	21.32	8.81	1,544	1.14	.01	41
July 31, 2016	20.29	.31	(.56)	(.25)	(.44)	—	(.44)	19.60	(1.19)	1,515	1.00	1.61	47
July 31, 2015	19.36	.17	1.11	1.28	(.35)	—	(.35)	20.29	6.68	1,313	1.00	.84	40[g]
July 31, 2014	17.64	.10	1.66	1.76	(.04)	—	(.04)	19.36	9.98	1,060	1.00	.51	44[g]
Class M
January 31, 2019**	$22.55	.30	(1.04)	(.74)	(.61)	(.99)	(1.60)	$20.21	(2.92)*	$370	.44*	1.40 *	18*
July 31, 2018	21.88	.26	1.03	1.29	(.62)	—	(.62)	22.55	5.91	363.89		1.16	46
July 31, 2017	20.06	.03	1.79	1.82	—	—	—	21.88	9.07	259.89		.15	41
July 31, 2016	20.75	.38	(.59)	(.21)	(.48)	—	(.48)	20.06	(.96)	273.75		1.93	47
July 31, 2015	19.75	.20	1.17	1.37	(.37)	—	(.37)	20.75	6.99	248.75		.97	40[g]
July 31, 2014	18.03	.19	1.65	1.84	(.12)	—	(.12)	19.75	10.24	222.75		.98	44[g]
Class R
January 31, 2019**	$22.02	.32	(1.01)	(.69)	(.59)	(.99)	(1.58)	$19.75	(2.76)*	$585	.32*	1.54*	18*
July 31, 2018	21.39	.44	.86	1.30	(.67)	—	(.67)	22.02	6.12	570.64		2.02	46
July 31, 2017	19.64	.11	1.73	1.84	(.09)	—	(.09)	21.39	9.39	2,543.64		.53	41
July 31, 2016	20.23	.37	(.53)	(.16)	(.43)	—	(.43)	19.64	(.71)	2,916.50		1.94	47
July 31, 2015	19.28	.25	1.13	1.38	(.43)	—	(.43)	20.23	7.22	8,425.50		1.26	40[g]
July 31, 2014	17.56	.20	1.64	1.84	(.12)	—	(.12)	19.28	10.51	7,296.50		1.07	44[g]
Class R6
January 31, 2019**	$26.78	.49	(1.25)	(.76)	(.78)	(.99)	(1.77)	$24.25	(2.49)*	$24,293	.03*	1.92*	18*
July 31, 2018	25.84	.57	1.17	1.74	(.80)	—	(.80)	26.78	6.75	21,927.05		2.16	46
July 31, 2017†	23.67	.25	2.08	2.33	(.16)	—	(.16)	25.84	9.90*	13,797	.05*	1.02*	41
Class Y
January 31, 2019**	$26.74	.51	(1.28)	(.77)	(.76)	(.99)	(1.75)	$24.22	(2.56)*	$7,379	.07*	1.97*	18*
July 31, 2018	25.80	.54	1.18	1.72	(.78)	—	(.78)	26.74	6.70	7,307.14		2.03	46
July 31, 2017	23.65	.21	2.11	2.32	(.17)	—	(.17)	25.80	9.88	6,806.14		.86	41
July 31, 2016	24.34	.62	(.69)	(.07)	(.62)	—	(.62)	23.65	(.19)	15,306	—	2.71	47
July 31, 2015	23.09	.43	1.34	1.77	(.52)	—	(.52)	24.34	7.76	13,241	—	1.79	40[g]
July 31, 2014	20.98	.38	1.93	2.31	(.20)	—	(.20)	23.09	11.05	11,725	—	1.70	44[g]

See page 68 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

60 RetirementReady® Funds	RetirementReady® Funds 61

Financial highlights (For a common share outstanding throughout the period)
Putnam RetirementReady 2025 Fund

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
											Ratio	investment
	Net asset		Net realized								of expenses	income (loss)
	value,		and unrealized	Total from	From net	From		Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	net realized gain	Total	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss) [a,b]	on investments	operations	income	on investments	distributions	of period	value (%) [c]	(in thousands)	(%) [d,e]	(%) [b,e]	(%)
Class A
January 31, 2019**	$22.91	.42	(.91)	(.49)	(.80)	(.68)	(1.48)	$20.94	(1.88)*	$94,424	.20 *	1.88*	26*
July 31, 2018	22.36	.45	.59	1.04	(.49)	—	(.49)	22.91	4.64	93,296.41		1.99	52
July 31, 2017	21.08	.22	1.36	1.58	(.30)	—	(.30)	22.36	7.60	80,908.41		1.02	37
July 31, 2016	21.73	.55	(.65)	(.10)	(.55)	—	(.55)	21.08	(.40)	60,363.25		2.66	42
July 31, 2015	20.62	.31	1.07	1.38	(.27)	—	(.27)	21.73	6.72	40,668.25		1.44	30[g]
July 31, 2014	19.06	.29	1.45	1.74	(.18)	—	(.18)	20.62	9.16	27,543.25		1.44	41[g]
Class B
January 31, 2019**	$21.32	.30	(.84)	(.54)	(.62)	(.68)	(1.30)	$19.48	(2.30)*	$893	.58*	1.47*	26*
July 31, 2018	20.84	.28	.53	.81	(.33)	—	(.33)	21.32	3.90	998	1.16	1.31	52
July 31, 2017	19.66	.05	1.28	1.33	(.15)	—	(.15)	20.84	6.81	1,200	1.16	.26	37
July 31, 2016	20.29	.37	(.62)	(.25)	(.38)	—	(.38)	19.66	(1.17)	1,082	1.00	1.90	42
July 31, 2015	19.28	.14	1.00	1.14	(.13)	—	(.13)	20.29	5.91	1,128	1.00	.72	30[g]
July 31, 2014	17.84	.13	1.36	1.49	(.05)	—	(.05)	19.28	8.35	982	1.00	.71	41[g]
Class C
January 31, 2019**	$21.26	.31	(.85)	(.54)	(.66)	(.68)	(1.34)	$19.38	(2.28)*	$2,250	.58*	1.53*	26*
July 31, 2018	20.78	.25	.56	.81	(.33)	—	(.33)	21.26	3.89	2,175	1.16	1.19	52
July 31, 2017	19.62	.06	1.27	1.33	(.17)	—	(.17)	20.78	6.84	1,972	1.16	.29	37
July 31, 2016	20.27	.36	(.61)	(.25)	(.40)	—	(.40)	19.62	(1.17)	1,851	1.00	1.86	42
July 31, 2015	19.27	.14	.99	1.13	(.13)	—	(.13)	20.27	5.90	1,532	1.00	.68	30[g]
July 31, 2014	17.87	.13	1.36	1.49	(.09)	—	(.09)	19.27	8.32	1,244	1.00	.67	41[g]
Class M
January 31, 2019**	$21.68	.35	(.87)	(.52)	(.67)	(.68)	(1.35)	$19.81	(2.13)*	$195	.45*	1.65*	26*
July 31, 2018	21.13	.31	.56	.87	(.32)	—	(.32)	21.68	4.14	222.91		1.45	52
July 31, 2017	19.96	.11	1.30	1.41	(.24)	—	(.24)	21.13	7.11	262.91		.55	37
July 31, 2016	20.60	.41	(.61)	(.20)	(.44)	—	(.44)	19.96	(.92)	240.75		2.08	42
July 31, 2015	19.57	.20	1.00	1.20	(.17)	—	(.17)	20.60	6.16	205.75		1.00	30[g]
July 31, 2014	18.09	.17	1.38	1.55	(.07)	—	(.07)	19.57	8.57	188.75		.88	41[g]
Class R
January 31, 2019**	$21.44	.34	(.82)	(.48)	(.65)	(.68)	(1.33)	$19.63	(1.99)*	$716	.33*	1.61*	26*
July 31, 2018	20.97	.45	.47	.92	(.45)	—	(.45)	21.44	4.38	1,045.66		2.13	52
July 31, 2017	19.78	.16	1.29	1.45	(.26)	—	(.26)	20.97	7.39	2,734.66		.79	37
July 31, 2016	20.29	.36	(.51)	(.15)	(.36)	—	(.36)	19.78	(.69)	2,458.50		1.87	42
July 31, 2015	19.28	.23	1.00	1.23	(.22)	—	(.22)	20.29	6.42	6,829.50		1.18	30[g]
July 31, 2014	17.85	.22	1.36	1.58	(.15)	—	(.15)	19.28	8.88	5,442.50		1.19	41[g]
Class R6
January 31, 2019**	$23.11	.47	(.93)	(.46)	(.87)	(.68)	(1.55)	$21.10	(1.68)*	$17,905	.03*	2.11*	26*
July 31, 2018	22.55	.54	.58	1.12	(.56)	—	(.56)	23.11	5.00	18,185.05		2.36	52
July 31, 2017†	21.20	.28	1.39	1.67	(.32)	—	(.32)	22.55	7.98*	11,072	.05*	1.30 *	37
Class Y
January 31, 2019**	$23.06	.47	(.94)	(.47)	(.85)	(.68)	(1.53)	$21.06	(1.75)*	$12,760	.07*	2.12*	26*
July 31, 2018	22.50	.51	.59	1.10	(.54)	—	(.54)	23.06	4.91	13,079.16		2.23	52
July 31, 2017	21.19	.27	1.38	1.65	(.34)	—	(.34)	22.50	7.90	9,036.16		1.22	37
July 31, 2016	21.83	.61	(.66)	(.05)	(.59)	—	(.59)	21.19	(.15)	17,559	—	2.91	42
July 31, 2015	20.72	.37	1.05	1.42	(.31)	—	(.31)	21.83	6.92	12,152	—	1.70	30[g]
July 31, 2014	19.15	.38	1.42	1.80	(.23)	—	(.23)	20.72	9.44	9,870	—	1.91	41[g]

See page 68 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

62 RetirementReady® Funds	RetirementReady® Funds 63

Financial highlights (For a common share outstanding throughout the period)
Putnam RetirementReady 2020 Fund

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
											Ratio	investment
	Net asset		Net realized								of expenses	income (loss)
	value,		and unrealized	Total from	From net	From		Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	net realized gain	Total	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss) [a,b]	on investments	operations	income	on investments	distributions	of period	value (%) [c]	(in thousands)	(%) [d,e]	(%) [b,e]	(%)
Class A
January 31, 2019**	$19.63	.41	(.69)	(.28)	(.63)	(.33)	(.96)	$18.39	(1.25)*	$183,676	.19*	2.14*	20 *
July 31, 2018	19.47	.45	.16	.61	(.45)	—	(.45)	19.63	3.14	182,670.38		2.27	69
July 31, 2017	18.55	.20	.91	1.11	(.19)	—	(.19)	19.47	6.05	186,299.37		1.05	49
July 31, 2016	19.18	.52	(.61)	(.09)	(.54)	—	(.54)	18.55	(.38)	127,482.25		2.82	47
July 31, 2015	18.40	.27	.73	1.00	(.22)	—	(.22)	19.18	5.44	71,290.25		1.43	45[g]
July 31, 2014	17.31	.29	.98	1.27	(.18)	—	(.18)	18.40	7.37	25,336.25		1.60	42[g]
Class B
January 31, 2019**	$18.89	.32	(.65)	(.33)	(.48)	(.33)	(.81)	$17.75	(1.62)*	$710	.57*	1.73*	20 *
July 31, 2018	18.73	.30	.15	.45	(.29)	—	(.29)	18.89	2.38	829	1.13	1.56	69
July 31, 2017	17.85	.06	.87	.93	(.05)	—	(.05)	18.73	5.24	1,106	1.12	.34	49
July 31, 2016	18.45	.38	(.59)	(.21)	(.39)	—	(.39)	17.85	(1.11)	1,151	1.00	2.15	47
July 31, 2015	17.68	.14	.68	.82	(.05)	—	(.05)	18.45	4.65	1,123	1.00	.80	45[g]
July 31, 2014	16.66	.15	.94	1.09	(.07)	—	(.07)	17.68	6.56	1,380	1.00	.84	42[g]
Class C
January 31, 2019**	$18.87	.30	(.63)	(.33)	(.49)	(.33)	(.82)	$17.72	(1.60)*	$1,787	.57*	1.64*	20 *
July 31, 2018	18.71	.27	.19	.46	(.30)	—	(.30)	18.87	2.43	2,197	1.13	1.41	69
July 31, 2017	17.84	.07	.86	.93	(.06)	—	(.06)	18.71	5.25	2,063	1.12	.37	49
July 31, 2016	18.46	.38	(.59)	(.21)	(.41)	—	(.41)	17.84	(1.12)	2,092	1.00	2.15	47
July 31, 2015	17.74	.15	.67	.82	(.10)	—	(.10)	18.46	4.63	1,842	1.00	.80	45[g]
July 31, 2014	16.71	.15	.95	1.10	(.07)	—	(.07)	17.74	6.62	1,587	1.00	.89	42[g]
Class M
January 31, 2019**	$19.31	.35	(.66)	(.31)	(.51)	(.33)	(.84)	$18.16	(1.48)*	$120	.44*	1.85*	20 *
July 31, 2018	19.10	.32	.19	.51	(.30)	—	(.30)	19.31	2.64	163.88		1.67	69
July 31, 2017	18.21	.10	.90	1.00	(.11)	—	(.11)	19.10	5.51	258.87		.55	49
July 31, 2016	18.82	.42	(.60)	(.18)	(.43)	—	(.43)	18.21	(.89)	180.75		2.33	47
July 31, 2015	18.05	.19	.70	.89	(.12)	—	(.12)	18.82	4.93	180.75		1.02	45[g]
July 31, 2014	16.99	.20	.96	1.16	(.10)	—	(.10)	18.05	6.81	154.75		1.12	42[g]
Class R
January 31, 2019**	$18.90	.37	(.66)	(.29)	(.57)	(.33)	(.90)	$17.71	(1.38)*	$2,289	.32*	1.99*	20 *
July 31, 2018	18.77	.43	.12	.55	(.42)	—	(.42)	18.90	2.90	2,324.63		2.28	69
July 31, 2017	17.88	.15	.88	1.03	(.14)	—	(.14)	18.77	5.79	4,442.62		.80	49
July 31, 2016	18.44	.44	(.56)	(.12)	(.44)	—	(.44)	17.88	(.60)	3,269.50		2.47	47
July 31, 2015	17.69	.23	.68	.91	(.16)	—	(.16)	18.44	5.17	5,716.50		1.29	45[g]
July 31, 2014	16.67	.23	.95	1.18	(.16)	—	(.16)	17.69	7.09	5,348.50		1.35	42[g]
Class R6
January 31, 2019**	$22.15	.51	(.78)	(.27)	(.70)	(.33)	(1.03)	$20.85	(1.08)*	$9,793	.03*	2.36*	20 *
July 31, 2018	21.90	.66	.11	.77	(.52)	—	(.52)	22.15	3.50	9,691.05		2.97	69
July 31, 2017†	20.80	.30	1.01	1.31	(.21)	—	(.21)	21.90	6.34*	3,838	.05*	1.41*	49
Class Y
January 31, 2019**	$22.13	.67	(.95)	(.28)	(.69)	(.33)	(1.02)	$20.83	(1.12)*	$3,154	.06*	3.15*	20 *
July 31, 2018	21.88	.64	.12	.76	(.51)	—	(.51)	22.13	3.46	1,737.13		2.89	69
July 31, 2017	20.79	.23	1.07	1.30	(.21)	—	(.21)	21.88	6.32	1,673.12		1.11	49
July 31, 2016	21.41	.65	(.69)	(.04)	(.58)	—	(.58)	20.79	(.13)	4,982	—	3.15	47
July 31, 2015	20.49	.37	.80	1.17	(.25)	—	(.25)	21.41	5.72	5,325	—	1.75	45[g]
July 31, 2014	19.26	.44	1.02	1.46	(.23)	—	(.23)	20.49	7.60	5,125	—	2.20	42[g]

See page 68 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

64 RetirementReady® Funds	RetirementReady® Funds 65

Financial highlights (For a common share outstanding throughout the period)
Putnam RetirementReady Income Fund Lifestyle 1

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
											Ratio	investment
	Net asset		Net realized								of expenses	income (loss)
	value,		and unrealized	Total from	From net	From		Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	net realized gain	Total	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss) [a,b]	on investments	operations	income	on investments	distributions	of period	value (%) [c]	(in thousands)	(%) [d,e]	(%) [b,e]	(%)
Class A
January 31, 2019**	$17.62	.38	(.57)	(.19)	(.38)	(.03)	(.41)	$17.02	(1.06)*	$93,937	.19*	2.23*	18*
July 31, 2018	17.65	.44	(.02)	.42	(.45)	—	(.45)	17.62	2.37	92,361.39		2.47	68
July 31, 2017	17.02	.20	.63	.83	(.20)	—	(.20)	17.65	4.94	80,263.38		1.14	39
July 31, 2016	17.69	.64	(.70)	(.06)	(.61)	—	(.61)	17.02	(.27)	63,447.25		3.83	33
July 31, 2015	17.49	.30	.31	.61	(.41)	—	(.41)	17.69	3.52	17,655.25		1.71	28[g]
July 31, 2014	16.98	.33	.52	.85	(.34)	—	(.34)	17.49	5.04	15,527.25		1.90	39[g]
Class B
January 31, 2019**	$17.20	.29	(.54)	(.25)	(.31)	(.03)	(.34)	$16.61	(1.41)*	$687	.57*	1.73*	18*
July 31, 2018	17.28	.31	(.02)	.29	(.37)	—	(.37)	17.20	1.64	849	1.14	1.78	68
July 31, 2017	16.74	.07	.61	.68	(.14)	—	(.14)	17.28	4.11	981	1.13	.43	39
July 31, 2016	17.45	.52	(.70)	(.18)	(.53)	—	(.53)	16.74	(.99)	1,094	1.00	3.11	33
July 31, 2015	17.32	.15	.31	.46	(.33)	—	(.33)	17.45	2.68	368	1.00	.88	28[g]
July 31, 2014	16.86	.17	.55	.72	(.26)	—	(.26)	17.32	4.32	274	1.00	1.01	39[g]
Class C
January 31, 2019**	$17.24	.27	(.51)	(.24)	(.32)	(.03)	(.35)	$16.65	(1.38)*	$1,321	.57*	1.62*	18*
July 31, 2018	17.33	.31	(.03)	.28	(.37)	—	(.37)	17.24	1.58	1,172	1.14	1.81	68
July 31, 2017	16.79	.07	.61	.68	(.14)	—	(.14)	17.33	4.09	1,681	1.13	.44	39
July 31, 2016	17.49	.44	(.61)	(.17)	(.53)	—	(.53)	16.79	(.93)	1,852	1.00	2.63	33
July 31, 2015	17.36	.17	.29	.46	(.33)	—	(.33)	17.49	2.68	814	1.00	.98	28[g]
July 31, 2014	16.91	.20	.51	.71	(.26)	—	(.26)	17.36	4.25	710	1.00	1.16	39[g]
Class M
January 31, 2019**	$17.67	.36	(.57)	(.21)	(.36)	(.03)	(.39)	$17.07	(1.18)*	$580	.32*	2.09*	18*
July 31, 2018	17.69	.39	(.01)	.38	(.40)	—	(.40)	17.67	2.16	562.64		2.21	68
July 31, 2017	17.07	.16	.62	.78	(.16)	—	(.16)	17.69	4.62	506.63		.94	39
July 31, 2016	17.73	.52	(.61)	(.09)	(.57)	—	(.57)	17.07	(.46)	528.50		3.05	33
July 31, 2015	17.54	.25	.30	.55	(.36)	—	(.36)	17.73	3.18	396.50		1.42	28[g]
July 31, 2014	17.02	.31	.50	.81	(.29)	—	(.29)	17.54	4.82	332.50		1.77	39[g]
Class R
January 31, 2019**	$17.61	.40	(.61)	(.21)	(.36)	(.03)	(.39)	$17.01	(1.19)*	$533	.32*	2.35*	18*
July 31, 2018	17.64	.43	(.06)	.37	(.40)	—	(.40)	17.61	2.10	527.64		2.42	68
July 31, 2017	17.01	.19	.60	.79	(.16)	—	(.16)	17.64	4.70	730.63		1.12	39
July 31, 2016	17.68	.61	(.71)	(.10)	(.57)	—	(.57)	17.01	(.53)	1,439.50		3.62	33
July 31, 2015	17.48	.24	.33	.57	(.37)	—	(.37)	17.68	3.26	854.50		1.34	28[g]
July 31, 2014	16.97	.30	.51	.81	(.30)	—	(.30)	17.48	4.78	1,069.50		1.75	39[g]
Class R6
January 31, 2019**	$17.68	.42	(.58)	(.16)	(.41)	(.03)	(.44)	$17.08	(.89)*	$3,684	.03*	2.41*	18*
July 31, 2018	17.71	.50	(.02)	.48	(.51)	—	(.51)	17.68	2.71	3,842.05		2.83	68
July 31, 2017†	17.08	.25	.63	.88	(.25)	—	(.25)	17.71	5.20*	3,711	.05*	1.42*	39
Class Y
January 31, 2019**	$17.68	.47	(.64)	(.17)	(.40)	(.03)	(.43)	$17.08	(.93)*	$5,690	.07*	2.72*	18*
July 31, 2018	17.71	.48	(.02)	.46	(.49)	—	(.49)	17.68	2.62	4,630.14		2.70	68
July 31, 2017	17.08	.27	.60	.87	(.24)	—	(.24)	17.71	5.17	3,519.13		1.56	39
July 31, 2016	17.75	.72	(.73)	(.01)	(.66)	—	(.66)	17.08	(.02)	7,602	—	4.24	33
July 31, 2015	17.55	.34	.32	.66	(.46)	—	(.46)	17.75	3.78	1,460	—	1.90	28[g]
July 31, 2014	17.04	.68	.21	.89	(.38)	—	(.38)	17.55	5.28	1,203	—	3.96	39[g]

See page 68 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

66 RetirementReady® Funds	RetirementReady® Funds 67

Financial highlights cont.

* Not annualized.

** Unaudited.

† For the period September 2, 2016 (commencement of operations) to July 31, 2017.

‡ For the period November 30, 2015 (commencement of operations) to July 31, 2016.

a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b The ratio of net investment income and net investment income per share amounts shown may not correspond with the expected class specific difference due to the timing of income received from the underlying Putnam Funds and the timing of subscriptions/redemption to the class.

c Total return does not reflect the effect of sales charges.

d Expense ratios do not include expenses of the underlying funds.

e Reflects an involuntary contractual expense limitation in effect during the period. As a result of such limitation the expenses for the following periods reflect a reduction of the following based on each fund’s average net assets (Note 2):

	1/31/19	7/31/18	7/31/17	7/31/16	7/31/15	7/31/14
Putnam RetirementReady 2060 Fund
Class A, B, C, M, R, Y	4.03%	16.06%	73.93%	114.41%	N/A	N/A
Class R6	4.03%	16.06%	60.14%	N/A	N/A	N/A
Putnam RetirementReady 2055 Fund
Class A, B, C, M, R, Y	0.23	0.44	0.88	1.13	2.09%	3.14%
Class R6	0.23	0.44	0.80	N/A	N/A	N/A
Putnam RetirementReady 2050 Fund
Class A, B, C, M, R, Y	0.09	0.18	0.27	0.28	0.46	0.45
Class R6	0.09	0.18	0.25	N/A	N/A	N/A
Putnam RetirementReady 2045 Fund
Class A, B, C, M, R, Y	0.08	0.18	0.25	0.26	0.36	0.45
Class R6	0.08	0.18	0.24	N/A	N/A	N/A
Putnam RetirementReady 2040 Fund
Class A, B, C, M, R, Y	0.05	0.12	0.13	0.14	0.23	0.35
Class R6	0.05	0.12	0.13	N/A	N/A	N/A
Putnam RetirementReady 2035 Fund
Class A, B, C, M, R, Y	0.05	0.11	0.17	0.17	0.22	0.27
Class R6	0.05	0.11	0.16	N/A	N/A	N/A
Putnam RetirementReady 2030 Fund
Class A, B, C, M, R, Y	0.03	0.08	0.11	0.11	0.17	0.23
Class R6	0.03	0.08	0.11	N/A	N/A	N/A
Putnam RetirementReady 2025 Fund
Class A, B, C, M, R, Y	0.05	0.11	0.16	0.15	0.20	0.23
Class R6	0.05	0.11	0.15	N/A	N/A	N/A

68 RetirementReady® Funds

Financial highlights cont.
	1/31/19	7/31/18	7/31/17	7/31/16	7/31/15	7/31/14
Putnam RetirementReady 2020 Fund
Class A, B, C, M, R, Y	0.04	0.09	0.13	0.11	0.18	0.25
Class R6	0.04	0.09	0.13	N/A	N/A	N/A
Putnam Retirement Income Fund Lifestyle 1
Class A, B, C, M, R, Y	0.06	0.12	0.19	0.21	0.55	0.37
Class R6	0.06	0.12	0.17	N/A	N/A	N/A
[f] Amount represents less than $0.01 per share.
[g] Reflects revision of portfolio turnover rate. The portfolio turnover rates previously reported were the following:
				7/31/15		7/31/14
Putnam RetirementReady 2055 Fund				249%		202%
Putnam RetirementReady 2050 Fund				158		100
Putnam RetirementReady 2045 Fund				116		92
Putnam RetirementReady 2040 Fund				204		90
Putnam RetirementReady 2035 Fund				101		79
Putnam RetirementReady 2030 Fund				157		77
Putnam RetirementReady 2025 Fund				71		74
Putnam RetirementReady 2020 Fund				160		75
Putnam Retirement Income Fund Lifestyle 1				39		98

h Amount represents less than 0.01% of average net assets.

The accompanying notes are an integral part of these financial statements.

RetirementReady® Funds 69

Notes to financial statements 1/31/19 (Unaudited)

Within the following Notes to financial statements, references to “State Street” represent State Street Bank and Trust Company, references to “the SEC” represent the Securities and Exchange Commission and references to “Putnam Management” represent Putnam Investment Management, LLC, each fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Unless otherwise noted, the “reporting period” represents the period from August 1, 2018 through January 31, 2019.

Each of the Putnam RetirementReady® Funds: Putnam RetirementReady 2060 Fund, Putnam RetirementReady 2055 Fund, Putnam RetirementReady 2050 Fund, Putnam RetirementReady 2045 Fund, Putnam RetirementReady 2040 Fund, Putnam RetirementReady 2035 Fund, Putnam RetirementReady 2030 Fund, Putnam RetirementReady 2025 Fund, Putnam RetirementReady 2020 Fund, and Putnam Retirement Income Fund Lifestyle 1 (collectively the funds) is a diversified series of Putnam RetirementReady® Funds (the Trust), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end investment company. Each fund, except the Putnam Retirement Income Fund Lifestyle 1, seeks capital appreciation and current income consistent with a decreasing emphasis on capital appreciation and an increasing emphasis on current income as it approaches its target date. Putnam Retirement Income Fund Lifestyle 1 seeks as high a rate of current income as Putnam Management believes is consistent with preservation of capital.

Currently there are ten separate funds, of which nine have a target date specified by the calendar year in the name of each fund. The target dates are in five-year increments beginning with the year 2020. The tenth fund is named Putnam Retirement Income Fund Lifestyle 1. Amounts invested in each target date fund are allocated among underlying Putnam funds based on the fund’s target date. The target percentages for each target date fund gradually change over time based on the number of years that remain until the target date of the fund so that a fund’s asset allocation will become more conservative as the fund approaches its target date. The asset allocation of each target date fund is designed to provide a diversified investment that Putnam Management believes is neither overly aggressive nor overly conservative for a typical investor planning to retire (or otherwise begin using the invested funds) in the target year. When a fund’s target percentages correspond to those of the Putnam Retirement Income Fund Lifestyle 1, which currently is expected to occur during the latter part of the target year, the fund will be merged into Putnam Retirement Income Fund Lifestyle 1.

These financial statements report on each fund, which may invest in certain Putnam Funds which are managed by Putnam Management. As of January 31, 2019, each fund invests in the following diversified funds: Putnam Fixed Income Absolute Return Fund, Putnam Multi-Asset Absolute Return Fund, Putnam Dynamic Asset Allocation Balanced Fund, Putnam Dynamic Asset Allocation Conservative Fund, Putnam Dynamic Asset Allocation Equity Fund, Putnam Dynamic Asset Allocation Growth Fund and Putnam Government Money Market Fund (the underlying Putnam Funds). The financial statements of the underlying Putnam Funds contain additional information about the expenses and investments of the underlying Putnam Funds and are available upon request.

Each fund offers class A, class B, class C, class M, class R, class R6 and class Y shares. Purchases of class B shares are closed to new and existing investors except by exchange from class B shares of another Putnam fund or through dividend and/or capital gains reinvestment. Class A and class M shares are sold with a maximum front-end sales charge of 5.75% (4.00% for Putnam Retirement Income Fund Lifestyle 1) and 3.50% (3.25% for Putnam Retirement Income Fund Lifestyle 1), respectively. Class A shares generally are not subject to a contingent deferred sales charge and class M, class R, class R6, and class Y are not subject to a contingent deferred sales charge. Class B shares, which convert to class A shares after approximately eight years, are not subject to a front-end sales charge and are subject to a contingent deferred sales charge if those shares are redeemed within six years of purchase. Class C shares are subject to a one-year 1.00% contingent deferred sales charge and generally convert to class A shares after approximately ten years. Class R shares, which are not available to all investors, are sold at net asset value. The expenses for class A, class B, class C, class M and class R shares may differ based on the distribution fee of each class, which is identified in Note 2. Class R6 and class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A, class B, class C, class M and class R shares, but do not bear a distribution fee and in the case of class R6 shares, bear a lower investor servicing fee, which is identified in Note 2. Class R6 and class Y shares are not available to all investors.

In the normal course of business, each fund enters into contracts that may include agreements to indemnify another party under given circumstances. Each fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against each fund. However, each fund’s management team expects the risk of material loss to be remote.

70 RetirementReady® Funds

Each fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent and custodian, who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under each fund’s Amended and Restated Agreement and Declaration of Trust, any claims asserted against or on behalf of the Putnam Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

Note 1: Significant accounting policies

The following is a summary of significant accounting policies consistently followed by each fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Investment income, realized and unrealized gains and losses and expenses of each fund are borne pro-rata based on the relative net assets of each class to the total net assets of each fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if that fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

Security valuation The price of each fund’s shares is based on its net asset value (NAV), which is in turn based on the NAVs of the underlying Putnam Funds in which it invests, which are classified as Level 1 securities under Accounting Standards Codification 820 Fair Value Measurements and Disclosures (ASC 820). The NAVs of the underlying Putnam Funds are determined based on the policies contained in each underlying Putnam Fund’s financial statements. The NAV per share of each class equals the total value of its assets, less its liabilities, divided by the number of its outstanding shares. Shares are only valued as of the scheduled close of regular trading on the New York Stock Exchange each day the exchange is open.

Security transactions and related investment income Security transactions, which consist of shares of the underlying Putnam Funds, are recorded on the trade date (date the order to buy or sell is executed). Gains or losses from the sale of the underlying Putnam Funds are determined on the identified cost basis. Income and capital gain distributions from the underlying Putnam Funds are recorded on the ex-dividend date.

Interfund lending Each fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the funds to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the funds did not utilize the program.

Federal taxes It is the policy of each fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of each fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code.

Each fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The funds did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the funds’ federal tax returns for the prior three fiscal years, or life of the fund, if shorter, remain subject to examination by the Internal Revenue Service.

RetirementReady® Funds 71

Pursuant to federal income tax regulations applicable to regulated investment companies, the following fund’s have elected to defer the following amounts of certain capital losses recognized during the period between November 1, 2017 and July 31, 2018 to its fiscal year ending July 31, 2019.

Post-October loss
Putnam RetirementReady 2035 Fund	$3,575
Putnam RetirementReady 2025 Fund	7,430
Putnam RetirementReady 2020 Fund	11,494
Putnam Retirement Income Fund Lifestyle 1	1,188

Pursuant to federal income tax regulations applicable to regulated investment companies, the following fund’s have elected to defer the following amounts to their fiscal year ending July 31, 2019 late year ordinary losses ((i) ordinary losses recognized between January 1, 2018 and July 31, 2018, and (ii) specified ordinary and currency losses recognized between November 1, 2017 and July 31, 2018).

Late year ordinary loss deferral
Putnam RetirementReady 2055 Fund	$40,498
Putnam RetirementReady 2050 Fund	109,941
Putnam RetirementReady 2040 Fund	185,918

Tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be final tax cost basis adjustments, but closely approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. The aggregate identified cost on a tax basis, resulting in gross unrealized appreciation and depreciation were as follows:

			Net unrealized	Cost for federal
	Unrealized	Unrealized	appreciation/	income tax
	appreciation	(depreciation)	(depreciation)	purposes
Putnam RetirementReady 2060 Fund	$20,611	$(176,174)	$(155,563)	$1,673,928
Putnam RetirementReady 2055 Fund	234,557	(3,289,175)	(3,054,618)	25,353,929
Putnam RetirementReady 2050 Fund	608,051	(7,593,993)	(6,985,942)	65,953,374
Putnam RetirementReady 2045 Fund	615,971	(8,482,651)	(7,866,680)	74,968,255
Putnam RetirementReady 2040 Fund	1,298,084	(15,617,108)	(14,319,024)	168,032,158
Putnam RetirementReady 2035 Fund	918,035	(12,199,008)	(11,280,973)	134,872,889
Putnam RetirementReady 2030 Fund	1,176,104	(15,215,644)	(14,039,540)	211,012,868
Putnam RetirementReady 2025 Fund	743,310	(9,326,831)	(8,583,521)	137,489,530
Putnam RetirementReady 2020 Fund	1,338,022	(12,757,954)	(11,419,932)	213,623,079
Putnam Retirement Income Fund
Lifestyle 1	885,371	(8,002,567)	(7,117,196)	113,558,115

Distributions to shareholders Each fund normally distributes any net investment income and any net realized capital gains annually, except Putnam Retirement Income Fund Lifestyle 1, which normally distributes any net investment income monthly and any net realized capital gains annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of each fund’s fiscal year. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

72 RetirementReady® Funds

For the fiscal year ended July 31, 2018, each fund had the following undistributed net investment income or
(distributions in excess of net investment income):
Putnam RetirementReady 2060 Fund	$—
Putnam RetirementReady 2055 Fund	(40,499)
Putnam RetirementReady 2050 Fund	(109,940)
Putnam RetirementReady 2045 Fund	159,640
Putnam RetirementReady 2040 Fund	(185,921)
Putnam RetirementReady 2035 Fund	721,514
Putnam RetirementReady 2030 Fund	1,378,137
Putnam RetirementReady 2025 Fund	1,699,921
Putnam RetirementReady 2020 Fund	2,250,827
Putnam Retirement Income Fund Lifestyle 1	6,280

Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Note 2: Management fee, administrative services and other transactions

The funds do not pay a monthly management fee to Putnam Management.

Putnam Management has contractually agreed through November 30, 2019 for all the funds with the exception of Putnam RetirementReady 2060 Fund, where the contractual agreement is through November 30, 2028 to reimburse each fund for other expenses (excluding payments under each fund’s distribution plans, payments under the investor servicing contract, brokerage, interest, taxes, investment-related expenses, extraordinary expenses, and acquired fund fees and expenses). During the reporting period, each fund’s expenses were reduced by the following amounts as a result of this limit.

Fees waived and reimbursed
by the Manager
Putnam RetirementReady 2060 Fund	$45,740
Putnam RetirementReady 2055 Fund	49,886
Putnam RetirementReady 2050 Fund	54,047
Putnam RetirementReady 2045 Fund	56,358
Putnam RetirementReady 2040 Fund	68,779
Putnam RetirementReady 2035 Fund	63,194
Putnam RetirementReady 2030 Fund	66,396
Putnam RetirementReady 2025 Fund	63,538
Putnam RetirementReady 2020 Fund	74,047
Putnam Retirement Income Fund Lifestyle 1	60,393

Putnam Investments Limited (PIL), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of each fund as determined by Putnam Management from time to time. PIL did not manage any portion of the assets of the funds during the reporting period. If Putnam Management were to engage the services of PIL, Putnam Management would pay a quarterly sub-management fee to PIL for its services at an annual rate of 0.35% of the average net assets of the portion of the funds managed by PIL.

RetirementReady® Funds 73

Putnam Investor Services, Inc., an affiliate of Putnam Management, provides investor servicing agent functions to each fund and received fees for investor servicing for class A, B, C, M, R and Y that include (1) a specified rate of the fund’s assets attributable to defined contribution plan accounts; and (2) a specified rate based on the average net assets attributable to direct and underlying non-defined contribution accounts.  Putnam Investor Services, Inc. has agreed that the aggregate investor servicing fees for each fund’s defined and non-defined contribution accounts for these share classes will not exceed an annual rate of 0.25% of the fund’s average assets attributable to such accounts. Class R6 shares will pay a monthly fee for investor servicing based on the average net assets of class R6 shares at an annual rate of 0.05%. During the reporting period, the expenses for each class of shares related to investor servicing fees for each fund were as follows:

	Class A	Class B	Class C	Class M	Class R	Class R6	Class Y	Total
Putnam
RetirementReady
2060 Fund	$293	$13	$65	$17	$19	$121	$32	$560
Putnam
RetirementReady
2055 Fund	10,652	86	772	77	94	1,287	3,221	$16,189
Putnam
RetirementReady
2050 Fund	30,728	289	487	130	557	2,814	1,124	$36,129
Putnam
RetirementReady
2045 Fund	35,675	452	765	80	672	2,541	5,830	$46,015
Putnam
RetirementReady
2040 Fund	80,708	402	624	313	123	5,238	2,213	$89,621
Putnam
RetirementReady
2035 Fund	62,454	526	1,077	315	524	5,105	8,221	$78,222
Putnam
RetirementReady
2030 Fund	106,340	631	922	238	370	5,726	4,238	$118,465
Putnam
RetirementReady
2025 Fund	68,204	691	1,661	139	615	4,499	8,650	$84,459
Putnam
RetirementReady
2020 Fund	114,700	499	1,255	76	1,455	2,480	1,232	$121,697
Putnam
Retirement
Income Fund
Lifestyle 1	60,862	509	785	367	349	934	3,056	$66,862

74 RetirementReady® Funds

Each fund has adopted distribution plans (the Plans) with respect to the following share classes pursuant to Rule 12b–1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management Limited Partnership, an indirect wholly-owned subsidiary of Putnam Investments, LLC, for services provided and expenses incurred in distributing shares of the funds. The Plans provide for payments by each fund to Putnam Retail Management Limited Partnership at an annual rate of up to the following amounts (“Maximum %”) of the average net assets attributable to each class. The Trustees have approved payment by the funds at the following annual rates (“Approved %”) of the average net assets attributable to each class. During the reporting period, the class-specific expenses related to distribution fees for each fund were as follows:

	Class A	Class B	Class C	Class M	Class R	Total
Maximum %	0.35%	1.00%	1.00%	1.00%	1.00%
Approved %	0.25%	1.00%	1.00%	0.75%	0.50%
Putnam RetirementReady 2060 Fund	$550	$94	$487	$97	$71	$1,299
Putnam RetirementReady 2055 Fund	15,349	483	4,351	327	267	20,777
Putnam RetirementReady 2050 Fund	55,245	2,035	3,427	684	2,001	63,392
Putnam RetirementReady 2045 Fund	56,982	2,898	4,901	383	2,149	67,313
Putnam RetirementReady 2040 Fund	157,329	3,129	4,864	1,831	478	167,631
Putnam RetirementReady 2035 Fund	107,573	3,620	7,408	1,626	1,803	122,030
Putnam RetirementReady 2030 Fund	203,059	4,820	7,040	1,363	1,415	217,697
Putnam RetirementReady 2025 Fund	116,660	4,723	11,360	712	2,096	135,551
Putnam RetirementReady 2020 Fund	227,438	3,872	9,761	442	5,774	247,287
	Class A	Class B	Class C	Class M	Class R	Total
Maximum %	0.35%	1.00%	1.00%	1.00%	1.00%
Approved %	0.25%	1.00%	1.00%	0.50%	0.50%
Putnam Retirement Income Fund
Lifestyle 1	115,950	3,850	5,991	1,400	1,329	128,520

For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received net commissions from the sale of class A and class M shares, and received contingent deferred sales charges from redemptions of class B and class C shares, in the following amounts:

	Class A net	Class M net
	commissions	commissions	Class B CDSC	Class C CDSC
Putnam RetirementReady 2060 Fund	$418	$7	$—	$7
Putnam RetirementReady 2055 Fund	1,746	96	8	27
Putnam RetirementReady 2050 Fund	2,546	110	173	48
Putnam RetirementReady 2045 Fund	2,888	79	312	129
Putnam RetirementReady 2040 Fund	2,302	59	35	121
Putnam RetirementReady 2035 Fund	7,718	22	—	—
Putnam RetirementReady 2030 Fund	4,559	116	9	123
Putnam RetirementReady 2025 Fund	6,810	105	185	39
Putnam RetirementReady 2020 Fund	743	76	694	61
Putnam Retirement Income Fund
Lifestyle 1	521	5	—	—

RetirementReady® Funds 75

A deferred sales charge of up to 1.00% is assessed on certain redemptions of class A shares. For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received the following amounts on class A redemptions:

Class A CDSC
Putnam RetirementReady 2060 Fund	$2
Putnam RetirementReady 2055 Fund	20
Putnam RetirementReady 2050 Fund	40
Putnam RetirementReady 2045 Fund	46
Putnam RetirementReady 2040 Fund	54
Putnam RetirementReady 2035 Fund	—
Putnam RetirementReady 2030 Fund	17
Putnam RetirementReady 2025 Fund	—
Putnam RetirementReady 2020 Fund	—
Putnam Retirement Income Fund Lifestyle 1	—

Note 3: Purchases and sales of securities

During the reporting period, cost of purchases and proceeds from sales of underlying Putnam Funds were as follows:

	Cost of purchases	Proceeds from sales
Putnam RetirementReady 2060 Fund	$1,106,967	$283,484
Putnam RetirementReady 2055 Fund	7,838,184	5,976,662
Putnam RetirementReady 2050 Fund	19,433,115	13,634,566
Putnam RetirementReady 2045 Fund	24,178,238	17,510,375
Putnam RetirementReady 2040 Fund	40,030,623	23,045,637
Putnam RetirementReady 2035 Fund	40,556,146	29,391,526
Putnam RetirementReady 2030 Fund	51,700,048	35,856,049
Putnam RetirementReady 2025 Fund	40,420,301	32,672,078
Putnam RetirementReady 2020 Fund	52,316,101	40,575,357
Putnam Retirement Income Fund Lifestyle 1	25,892,019	19,213,182

Note 4: Capital shares

At the close of the reporting period, there were an unlimited number of shares of beneficial interest authorized. Transactions, including, if applicable, direct exchanges pursuant to share conversions, in capital shares were as follows:

Putnam RetirementReady 2060 Fund

	SIX MONTHS ENDED 1/31/19		YEAR ENDED 7/31/18
Class A	Shares	Amount	Shares	Amount
Shares sold	53,615	$589,588	23,049	$262,489
Shares issued in connection with
reinvestment of distributions	4,317	41,397	1,042	11,877
	57,932	630,985	24,091	274,366
Shares repurchased	(12,139)	(131,757)	(11,198)	(131,358)
Net increase	45,793	$499,228	12,893	$143,008

76 RetirementReady® Funds

	SIX MONTHS ENDED 1/31/19		YEAR ENDED 7/31/18
Class B	Shares	Amount	Shares	Amount
Shares sold	825	$9,261	—	$—
Shares issued in connection with
reinvestment of distributions	140	1,344	60	689
	965	10,605	60	689
Shares repurchased	—	—	—	—
Net increase	965	$10,605	60	$689

	SIX MONTHS ENDED 1/31/19		YEAR ENDED 7/31/18
Class C	Shares	Amount	Shares	Amount
Shares sold	2,809	$30,733	5,317	$60,171
Shares issued in connection with
reinvestment of distributions	594	5,677	258	2,931
	3,403	36,410	5,575	63,102
Shares repurchased	(128)	(1,404)	(3,019)	(34,271)
Net increase	3,275	$35,006	2,556	$28,831

	SIX MONTHS ENDED 1/31/19		YEAR ENDED 7/31/18
Class M	Shares	Amount	Shares	Amount
Shares sold	663	$6,961	1,158	$13,293
Shares issued in connection with
reinvestment of distributions	98	951	61	700
	761	7,912	1,219	13,993
Shares repurchased	(897)	(8,749)	(2)	(25)
Net increase (decrease)	(136)	$(837)	1,217	$13,968

	SIX MONTHS ENDED 1/31/19		YEAR ENDED 7/31/18
Class R	Shares	Amount	Shares	Amount
Shares sold	350	$3,856	1,183	$13,728
Shares issued in connection with
reinvestment of distributions	162	1,555	66	755
	512	5,411	1,249	14,483
Shares repurchased	(6)	(58)	(4)	(40)
Net increase	506	$5,353	1,245	$14,443

	SIX MONTHS ENDED 1/31/19		YEAR ENDED 7/31/18
Class R6	Shares	Amount	Shares	Amount
Shares sold	21,743	$235,691	32,208	$376,949
Shares issued in connection with
reinvestment of distributions	3,277	31,625	1,062	12,154
	25,020	267,316	33,270	389,103
Shares repurchased	(7,548)	(80,229)	(3,481)	(39,682)
Net increase	17,472	$187,087	29,789	$349,421

RetirementReady® Funds 77

	SIX MONTHS ENDED 1/31/19		YEAR ENDED 7/31/18
Class Y	Shares	Amount	Shares	Amount
Shares sold	5,553	$57,781	8,781	$99,939
Shares issued in connection with
reinvestment of distributions	304	2,926	197	2,250
	5,857	60,707	8,978	102,189
Shares repurchased	(1,831)	(21,448)	(6,736)	(76,241)
Net increase	4,026	$39,259	2,242	$25,948

Putnam RetirementReady 2055 Fund

	SIX MONTHS ENDED 1/31/19		YEAR ENDED 7/31/18
Class A	Shares	Amount	Shares	Amount
Shares sold	216,969	$2,518,462	421,158	$5,219,947
Shares issued in connection with
reinvestment of distributions	148,198	1,425,664	49,838	611,013
	365,167	3,944,126	470,996	5,830,960
Shares repurchased	(231,772)	(2,743,741)	(281,531)	(3,471,971)
Net increase	133,395	$1,200,385	189,465	$2,358,989

	SIX MONTHS ENDED 1/31/19		YEAR ENDED 7/31/18
Class B	Shares	Amount	Shares	Amount
Shares sold	—	$—	375	$4,659
Shares issued in connection with
reinvestment of distributions	1,157	11,084	397	4,846
	1,157	11,084	772	9,505
Shares repurchased	(100)	(1,095)	(798)	(9,756)
Net increase (decrease)	1,057	$9,989	(26)	$(251)

	SIX MONTHS ENDED 1/31/19		YEAR ENDED 7/31/18
Class C	Shares	Amount	Shares	Amount
Shares sold	6,931	$79,648	15,018	$182,904
Shares issued in connection with
reinvestment of distributions	11,214	105,525	3,373	40,572
	18,145	185,173	18,391	223,476
Shares repurchased	(2,373)	(26,223)	(15,152)	(183,540)
Net increase	15,772	$158,950	3,239	$39,936

	SIX MONTHS ENDED 1/31/19		YEAR ENDED 7/31/18
Class M	Shares	Amount	Shares	Amount
Shares sold	1,476	$17,207	1,619	$20,026
Shares issued in connection with
reinvestment of distributions	1,168	11,246	246	3,023
	2,644	28,453	1,865	23,049
Shares repurchased	(65)	(725)	(1,699)	(21,101)
Net increase	2,579	$27,728	166	$1,948

78 RetirementReady® Funds

	SIX MONTHS ENDED 1/31/19		YEAR ENDED 7/31/18
Class R	Shares	Amount	Shares	Amount
Shares sold	1,285	$15,152	9,257	$112,525
Shares issued in connection with
reinvestment of distributions	735	7,124	575	7,028
	2,020	22,276	9,832	119,553
Shares repurchased	(9,089)	(115,361)	(17,123)	(209,774)
Net decrease	(7,069)	$(93,085)	(7,291)	$(90,221)

	SIX MONTHS ENDED 1/31/19		YEAR ENDED 7/31/18
Class R6	Shares	Amount	Shares	Amount
Shares sold	80,617	$951,506	189,268	$2,375,618
Shares issued in connection with
reinvestment of distributions	67,932	659,615	17,365	214,802
	148,549	1,611,121	206,633	2,590,420
Shares repurchased	(47,772)	(564,466)	(71,679)	(903,655)
Net increase	100,777	$1,046,655	134,954	$1,686,765

	SIX MONTHS ENDED 1/31/19		YEAR ENDED 7/31/18
Class Y	Shares	Amount	Shares	Amount
Shares sold	75,407	$874,564	189,344	$2,366,766
Shares issued in connection with
reinvestment of distributions	44,075	427,526	14,125	174,442
	119,482	1,302,090	203,469	2,541,208
Shares repurchased	(115,127)	(1,459,571)	(70,895)	(879,879)
Net increase (decrease)	4,355	$(157,481)	132,574	$1,661,329

Putnam RetirementReady 2050 Fund

	SIX MONTHS ENDED 1/31/19		YEAR ENDED 7/31/18
Class A	Shares	Amount	Shares	Amount
Shares sold	452,365	$8,502,290	501,844	$10,131,226
Shares issued in connection with
reinvestment of distributions	336,604	5,288,049	106,244	2,128,074
	788,969	13,790,339	608,088	12,259,300
Shares repurchased	(401,049)	(7,676,178)	(612,353)	(12,350,267)
Net increase (decrease)	387,920	$6,114,161	(4,265)	$(90,967)

	SIX MONTHS ENDED 1/31/19		YEAR ENDED 7/31/18
Class B	Shares	Amount	Shares	Amount
Shares sold	—	$—	813	$15,998
Shares issued in connection with
reinvestment of distributions	3,036	47,157	989	19,588
	3,036	47,157	1,802	35,586
Shares repurchased	(1,206)	(23,889)	(4,141)	(81,334)
Net increase (decrease)	1,830	$23,268	(2,339)	$(45,748)

RetirementReady® Funds 79

	SIX MONTHS ENDED 1/31/19		YEAR ENDED 7/31/18
Class C	Shares	Amount	Shares	Amount
Shares sold	4,456	$81,866	9,571	$188,258
Shares issued in connection with
reinvestment of distributions	5,515	84,708	1,517	29,776
	9,971	166,574	11,088	218,034
Shares repurchased	(1,363)	(25,307)	(21,803)	(426,770)
Net increase (decrease)	8,608	$141,267	(10,715)	$(208,736)

	SIX MONTHS ENDED 1/31/19		YEAR ENDED 7/31/18
Class M	Shares	Amount	Shares	Amount
Shares sold	963	$18,385	1,660	$33,820
Shares issued in connection with
reinvestment of distributions	1,417	22,534	326	6,609
	2,380	40,919	1,986	40,429
Shares repurchased	(41)	(734)	(31)	(648)
Net increase	2,339	$40,185	1,955	$39,781

	SIX MONTHS ENDED 1/31/19		YEAR ENDED 7/31/18
Class R	Shares	Amount	Shares	Amount
Shares sold	4,055	$75,591	22,906	$449,918
Shares issued in connection with
reinvestment of distributions	6,206	96,317	1,634	32,376
	10,261	171,908	24,540	482,294
Shares repurchased	(1,975)	(40,255)	(22,006)	(437,329)
Net increase	8,286	$131,653	2,534	$44,965

	SIX MONTHS ENDED 1/31/19		YEAR ENDED 7/31/18
Class R6	Shares	Amount	Shares	Amount
Shares sold	57,346	$1,096,606	255,214	$5,209,738
Shares issued in connection with
reinvestment of distributions	89,394	1,415,104	20,509	413,659
	146,740	2,511,710	275,723	5,623,397
Shares repurchased	(59,977)	(1,148,481)	(67,881)	(1,373,106)
Net increase	86,763	$1,363,229	207,842	$4,250,291

	SIX MONTHS ENDED 1/31/19		YEAR ENDED 7/31/18
Class Y	Shares	Amount	Shares	Amount
Shares sold	37,495	$705,854	79,119	$1,617,214
Shares issued in connection with
reinvestment of distributions	11,439	181,194	10,034	202,082
	48,934	887,048	89,153	1,819,296
Shares repurchased	(73,387)	(1,529,046)	(160,968)	(3,277,402)
Net decrease	(24,453)	$(641,998)	(71,815)	$(1,458,106)

80 RetirementReady® Funds

Putnam RetirementReady 2045 Fund
	SIX MONTHS ENDED 1/31/19		YEAR ENDED 7/31/18
Class A	Shares	Amount	Shares	Amount
Shares sold	465,032	$9,939,735	767,723	$17,072,176
Shares issued in connection with
reinvestment of distributions	323,919	5,655,620	91,405	2,025,536
	788,951	15,595,355	859,128	19,097,712
Shares repurchased	(431,777)	(9,151,595)	(723,059)	(16,163,814)
Net increase	357,174	$6,443,760	136,069	$2,933,898

	SIX MONTHS ENDED 1/31/19		YEAR ENDED 7/31/18
Class B	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with
reinvestment of distributions	4,582	71,670	1,273	25,629
	4,582	71,670	1,273	25,629
Shares repurchased	(2,683)	(50,800)	(1,248)	(25,260)
Net increase	1,899	$20,870	25	$369

	SIX MONTHS ENDED 1/31/19		YEAR ENDED 7/31/18
Class C	Shares	Amount	Shares	Amount
Shares sold	5,611	$103,813	12,604	$255,144
Shares issued in connection with
reinvestment of distributions	8,625	134,803	2,015	40,605
	14,236	238,616	14,619	295,749
Shares repurchased	(6,945)	(117,001)	(12,015)	(237,859)
Net increase	7,291	$121,615	2,604	$57,890

	SIX MONTHS ENDED 1/31/19		YEAR ENDED 7/31/18
Class M	Shares	Amount	Shares	Amount
Shares sold	685	$13,989	1,646	$35,117
Shares issued in connection with
reinvestment of distributions	763	12,940	266	5,731
	1,448	26,929	1,912	40,848
Shares repurchased	(233)	(4,628)	(3,203)	(70,124)
Net increase (decrease)	1,215	$22,301	(1,291)	$(29,276)

	SIX MONTHS ENDED 1/31/19		YEAR ENDED 7/31/18
Class R	Shares	Amount	Shares	Amount
Shares sold	1,818	$39,507	21,635	$502,618
Shares issued in connection with
reinvestment of distributions	4,704	85,329	1,483	33,851
	6,522	124,836	23,118	536,469
Shares repurchased	(15,575)	(365,614)	(28,135)	(638,578)
Net decrease	(9,053)	$(240,778)	(5,017)	$(102,109)

RetirementReady® Funds 81

	SIX MONTHS ENDED 1/31/19		YEAR ENDED 7/31/18
Class R6	Shares	Amount	Shares	Amount
Shares sold	51,254	$1,283,139	148,082	$3,996,787
Shares issued in connection with
reinvestment of distributions	48,759	1,055,634	13,122	351,274
	100,013	2,338,773	161,204	4,348,061
Shares repurchased	(29,081)	(744,293)	(66,409)	(1,774,274)
Net increase	70,932	$1,594,480	94,795	$2,573,787

	SIX MONTHS ENDED 1/31/19		YEAR ENDED 7/31/18
Class Y	Shares	Amount	Shares	Amount
Shares sold	83,524	$2,104,345	156,308	$4,218,798
Shares issued in connection with
reinvestment of distributions	37,327	807,012	10,051	268,671
	120,851	2,911,357	166,359	4,487,469
Shares repurchased	(87,340)	(2,377,440)	(77,367)	(2,084,093)
Net increase	33,511	$533,917	88,992	$2,403,376

Putnam RetirementReady 2040 Fund

	SIX MONTHS ENDED 1/31/19		YEAR ENDED 7/31/18
Class A	Shares	Amount	Shares	Amount
Shares sold	686,669	$15,519,738	1,113,139	$26,666,589
Shares issued in connection with
reinvestment of distributions	631,770	12,275,285	237,462	5,646,854
	1,318,439	27,795,023	1,350,601	32,313,443
Shares repurchased	(408,465)	(9,203,004)	(1,266,771)	(30,286,883)
Net increase	909,974	$18,592,019	83,830	$2,026,560

	SIX MONTHS ENDED 1/31/19		YEAR ENDED 7/31/18
Class B	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with
reinvestment of distributions	3,312	58,721	1,413	30,922
	3,312	58,721	1,413	30,922
Shares repurchased	(1,884)	(40,748)	(5,557)	(123,298)
Net increase (decrease)	1,428	$17,973	(4,144)	$(92,376)

	SIX MONTHS ENDED 1/31/19		YEAR ENDED 7/31/18
Class C	Shares	Amount	Shares	Amount
Shares sold	3,084	$62,399	7,520	$162,914
Shares issued in connection with
reinvestment of distributions	5,541	96,466	2,034	43,843
	8,625	158,865	9,554	206,757
Shares repurchased	(2,100)	(41,606)	(10,905)	(234,996)
Net increase (decrease)	6,525	$117,259	(1,351)	$(28,239)

82 RetirementReady® Funds

	SIX MONTHS ENDED 1/31/19		YEAR ENDED 7/31/18
Class M	Shares	Amount	Shares	Amount
Shares sold	650	$13,678	10,644	$241,443
Shares issued in connection with
reinvestment of distributions	2,666	48,039	994	22,096
	3,316	61,717	11,638	263,539
Shares repurchased	(1,043)	(22,134)	(2,011)	(45,615)
Net increase	2,273	$39,583	9,627	$217,924

	SIX MONTHS ENDED 1/31/19		YEAR ENDED 7/31/18
Class R	Shares	Amount	Shares	Amount
Shares sold	506	$11,908	9,940	$241,813
Shares issued in connection with
reinvestment of distributions	723	14,741	1,948	48,015
	1,229	26,649	11,888	289,828
Shares repurchased	(1,083)	(27,279)	(73,279)	(1,803,888)
Net increase (decrease)	146	$(630)	(61,391)	$(1,514,060)

	SIX MONTHS ENDED 1/31/19		YEAR ENDED 7/31/18
Class R6	Shares	Amount	Shares	Amount
Shares sold	56,443	$1,527,808	357,796	$10,177,067
Shares issued in connection with
reinvestment of distributions	74,932	1,754,150	23,077	649,147
	131,375	3,281,958	380,873	10,826,214
Shares repurchased	(103,666)	(2,793,256)	(70,029)	(1,996,864)
Net increase	27,709	$488,702	310,844	$8,829,350

	SIX MONTHS ENDED 1/31/19		YEAR ENDED 7/31/18
Class Y	Shares	Amount	Shares	Amount
Shares sold	92,696	$2,424,650	89,179	$2,505,318
Shares issued in connection with
reinvestment of distributions	14,251	333,464	12,020	337,749
	106,947	2,758,114	101,199	2,843,067
Shares repurchased	(66,794)	(1,920,870)	(218,503)	(6,168,126)
Net increase (decrease)	40,153	$837,244	(117,304)	$(3,325,059)

Putnam RetirementReady 2035 Fund

	SIX MONTHS ENDED 1/31/19		YEAR ENDED 7/31/18
Class A	Shares	Amount	Shares	Amount
Shares sold	604,016	$13,742,020	1,137,032	$27,039,902
Shares issued in connection with
reinvestment of distributions	392,180	7,757,325	121,855	2,892,843
	996,196	21,499,345	1,258,887	29,932,745
Shares repurchased	(424,298)	(9,776,238)	(966,370)	(22,923,372)
Net increase	571,898	$11,723,107	292,517	$7,009,373

RetirementReady® Funds 83

	SIX MONTHS ENDED 1/31/19		YEAR ENDED 7/31/18
Class B	Shares	Amount	Shares	Amount
Shares sold	—	$—	542	$11,677
Shares issued in connection with
reinvestment of distributions	3,552	64,193	1,060	23,169
	3,552	64,193	1,602	34,846
Shares repurchased	(1,715)	(36,791)	(5,860)	(128,194)
Net increase (decrease)	1,837	$27,402	(4,258)	$(93,348)

	SIX MONTHS ENDED 1/31/19		YEAR ENDED 7/31/18
Class C	Shares	Amount	Shares	Amount
Shares sold	4,419	$89,965	7,684	$166,528
Shares issued in connection with
reinvestment of distributions	7,816	140,210	2,127	46,237
	12,235	230,175	9,811	212,765
Shares repurchased	(709)	(14,484)	(18,631)	(405,331)
Net increase (decrease)	11,526	$215,691	(8,820)	$(192,566)

	SIX MONTHS ENDED 1/31/19		YEAR ENDED 7/31/18
Class M	Shares	Amount	Shares	Amount
Shares sold	198	$4,330	442	$10,115
Shares issued in connection with
reinvestment of distributions	1,901	36,191	763	17,439
	2,099	40,521	1,205	27,554
Shares repurchased	(6,410)	(148,431)	(263)	(5,982)
Net increase (decrease)	(4,311)	$(107,910)	942	$21,572

	SIX MONTHS ENDED 1/31/19		YEAR ENDED 7/31/18
Class R	Shares	Amount	Shares	Amount
Shares sold	1,350	$29,410	28,317	$641,881
Shares issued in connection with
reinvestment of distributions	3,109	59,166	2,317	52,966
	4,459	88,576	30,634	694,847
Shares repurchased	(4,629)	(108,156)	(57,731)	(1,316,348)
Net decrease	(170)	$(19,580)	(27,097)	$(621,501)

	SIX MONTHS ENDED 1/31/19		YEAR ENDED 7/31/18
Class R6	Shares	Amount	Shares	Amount
Shares sold	76,287	$2,059,648	226,586	$6,382,951
Shares issued in connection with
reinvestment of distributions	69,572	1,643,296	22,266	621,005
	145,859	3,702,944	248,852	7,003,956
Shares repurchased	(70,238)	(1,941,615)	(63,460)	(1,781,017)
Net increase	75,621	$1,761,329	185,392	$5,222,939

84 RetirementReady® Funds

	SIX MONTHS ENDED 1/31/19		YEAR ENDED 7/31/18
Class Y	Shares	Amount	Shares	Amount
Shares sold	145,180	$3,844,916	220,019	$6,156,470
Shares issued in connection with
reinvestment of distributions	40,525	955,977	12,458	346,950
	185,705	4,800,893	232,477	6,503,420
Shares repurchased	(157,239)	(4,454,723)	(103,745)	(2,885,093)
Net increase	28,466	$346,170	128,732	$3,618,327

Putnam RetirementReady 2030 Fund

	SIX MONTHS ENDED 1/31/19		YEAR ENDED 7/31/18
Class A	Shares	Amount	Shares	Amount
Shares sold	802,221	$17,789,670	1,249,347	$28,768,089
Shares issued in connection with
reinvestment of distributions	612,973	12,142,997	220,018	5,060,413
	1,415,194	29,932,667	1,469,365	33,828,502
Shares repurchased	(720,252)	(15,876,393)	(1,940,004)	(44,685,804)
Net increase (decrease)	694,942	$14,056,274	(470,639)	$(10,857,302)

	SIX MONTHS ENDED 1/31/19		YEAR ENDED 7/31/18
Class B	Shares	Amount	Shares	Amount
Shares sold	—	$—	110	$2,412
Shares issued in connection with
reinvestment of distributions	3,462	65,161	1,391	30,451
	3,462	65,161	1,501	32,863
Shares repurchased	(5,658)	(116,127)	(15,751)	(345,551)
Net decrease	(2,196)	$(50,966)	(14,250)	$(312,688)

	SIX MONTHS ENDED 1/31/19		YEAR ENDED 7/31/18
Class C	Shares	Amount	Shares	Amount
Shares sold	3,832	$78,555	20,608	$448,673
Shares issued in connection with
reinvestment of distributions	5,339	99,999	2,043	44,587
	9,171	178,554	22,651	493,260
Shares repurchased	(6,048)	(123,794)	(28,808)	(627,397)
Net increase (decrease)	3,123	$54,760	(6,157)	$(134,137)

	SIX MONTHS ENDED 1/31/19		YEAR ENDED 7/31/18
Class M	Shares	Amount	Shares	Amount
Shares sold	833	$17,886	5,212	$118,148
Shares issued in connection with
reinvestment of distributions	1,399	26,907	326	7,290
	2,232	44,793	5,538	125,438
Shares repurchased	(40)	(801)	(1,269)	(28,296)
Net increase	2,192	$43,992	4,269	$97,142

RetirementReady® Funds 85

	SIX MONTHS ENDED 1/31/19		YEAR ENDED 7/31/18
Class R	Shares	Amount	Shares	Amount
Shares sold	2,514	$52,196	15,700	$341,955
Shares issued in connection with
reinvestment of distributions	1,995	37,491	3,145	68,680
	4,509	89,687	18,845	410,635
Shares repurchased	(747)	(16,480)	(111,896)	(2,424,057)
Net increase (decrease)	3,762	$73,207	(93,051)	$(2,013,422)

	SIX MONTHS ENDED 1/31/19		YEAR ENDED 7/31/18
Class R6	Shares	Amount	Shares	Amount
Shares sold	166,377	$4,259,785	295,816	$7,880,145
Shares issued in connection with
reinvestment of distributions	69,649	1,606,100	19,309	511,113
	236,026	5,865,885	315,125	8,391,258
Shares repurchased	(52,875)	(1,337,907)	(30,406)	(806,792)
Net increase	183,151	$4,527,978	284,719	$7,584,466

	SIX MONTHS ENDED 1/31/19		YEAR ENDED 7/31/18
Class Y	Shares	Amount	Shares	Amount
Shares sold	105,258	$2,664,882	150,549	$4,004,307
Shares issued in connection with
reinvestment of distributions	21,132	486,881	8,706	230,176
	126,390	3,151,763	159,255	4,234,483
Shares repurchased	(95,031)	(2,547,841)	(149,748)	(3,951,731)
Net increase	31,359	$603,922	9,507	$282,752

Putnam RetirementReady 2025 Fund

	SIX MONTHS ENDED 1/31/19		YEAR ENDED 7/31/18
Class A	Shares	Amount	Shares	Amount
Shares sold	860,121	$18,971,513	1,349,052	$30,706,949
Shares issued in connection with
reinvestment of distributions	302,815	6,086,586	81,133	1,851,453
	1,162,936	25,058,099	1,430,185	32,558,402
Shares repurchased	(726,129)	(16,081,258)	(976,388)	(22,218,910)
Net increase	436,807	$8,976,841	453,797	$10,339,492

	SIX MONTHS ENDED 1/31/19		YEAR ENDED 7/31/18
Class B	Shares	Amount	Shares	Amount
Shares sold	—	$—	1,592	$33,599
Shares issued in connection with
reinvestment of distributions	3,027	56,634	881	18,790
	3,027	56,634	2,473	52,389
Shares repurchased	(4,047)	(82,907)	(13,235)	(281,927)
Net decrease	(1,020)	$(26,273)	(10,762)	$(229,538)

86 RetirementReady® Funds

	SIX MONTHS ENDED 1/31/19		YEAR ENDED 7/31/18
Class C	Shares	Amount	Shares	Amount
Shares sold	10,332	$216,028	25,680	$543,735
Shares issued in connection with
reinvestment of distributions	7,926	147,508	1,478	31,416
	18,258	363,536	27,158	575,151
Shares repurchased	(4,498)	(87,675)	(19,702)	(417,810)
Net increase	13,760	$275,861	7,456	$157,341

	SIX MONTHS ENDED 1/31/19		YEAR ENDED 7/31/18
Class M	Shares	Amount	Shares	Amount
Shares sold	2,783	$54,800	507	$10,937
Shares issued in connection with
reinvestment of distributions	650	12,356	161	3,493
	3,433	67,156	668	14,430
Shares repurchased	(3,821)	(77,075)	(2,852)	(61,579)
Net decrease	(388)	$(9,919)	(2,184)	$(47,149)

	SIX MONTHS ENDED 1/31/19		YEAR ENDED 7/31/18
Class R	Shares	Amount	Shares	Amount
Shares sold	3,036	$61,738	24,035	$511,340
Shares issued in connection with
reinvestment of distributions	1,509	28,424	2,033	43,496
	4,545	90,162	26,068	554,836
Shares repurchased	(16,831)	(360,920)	(107,701)	(2,288,585)
Net decrease	(12,286)	$(270,758)	(81,633)	$(1,733,749)

	SIX MONTHS ENDED 1/31/19		YEAR ENDED 7/31/18
Class R6	Shares	Amount	Shares	Amount
Shares sold	65,156	$1,451,391	332,539	$7,677,081
Shares issued in connection with
reinvestment of distributions	63,375	1,282,706	15,476	355,490
	128,531	2,734,097	348,015	8,032,571
Shares repurchased	(66,583)	(1,415,276)	(52,319)	(1,207,051)
Net increase	61,948	$1,318,821	295,696	$6,825,520

	SIX MONTHS ENDED 1/31/19		YEAR ENDED 7/31/18
Class Y	Shares	Amount	Shares	Amount
Shares sold	160,895	$3,537,217	285,613	$6,548,156
Shares issued in connection with
reinvestment of distributions	41,299	834,647	12,193	279,712
	202,194	4,371,864	297,806	6,827,868
Shares repurchased	(163,424)	(3,758,615)	(132,216)	(3,029,854)
Net increase	38,770	$613,249	165,590	$3,798,014

RetirementReady® Funds 87

Putnam RetirementReady 2020 Fund

	SIX MONTHS ENDED 1/31/19		YEAR ENDED 7/31/18
Class A	Shares	Amount	Shares	Amount
Shares sold	1,467,652	$27,943,126	2,129,950	$41,813,235
Shares issued in connection with
reinvestment of distributions	509,508	9,064,139	213,746	4,197,962
	1,977,160	37,007,265	2,343,696	46,011,197
Shares repurchased	(1,295,880)	(24,711,520)	(2,609,365)	(51,183,656)
Net increase (decrease)	681,280	$12,295,745	(265,669)	$(5,172,459)

	SIX MONTHS ENDED 1/31/19		YEAR ENDED 7/31/18
Class B	Shares	Amount	Shares	Amount
Shares sold	2	$33	3,565	$67,281
Shares issued in connection with
reinvestment of distributions	1,974	33,917	795	15,097
	1,976	33,950	4,360	82,378
Shares repurchased	(5,868)	(104,601)	(19,537)	(370,889)
Net decrease	(3,892)	$(70,651)	(15,177)	$(288,511)

	SIX MONTHS ENDED 1/31/19		YEAR ENDED 7/31/18
Class C	Shares	Amount	Shares	Amount
Shares sold	13,195	$237,971	34,038	$640,963
Shares issued in connection with
reinvestment of distributions	5,061	86,799	1,621	30,710
	18,256	324,770	35,659	671,673
Shares repurchased	(33,880)	(619,061)	(29,463)	(556,024)
Net increase (decrease)	(15,624)	$(294,291)	6,196	$115,649

	SIX MONTHS ENDED 1/31/19		YEAR ENDED 7/31/18
Class M	Shares	Amount	Shares	Amount
Shares sold	224	$4,226	1,005	$19,409
Shares issued in connection with
reinvestment of distributions	300	5,267	120	2,326
	524	9,493	1,125	21,735
Shares repurchased	(2,339)	(45,229)	(6,183)	(118,064)
Net decrease	(1,815)	$(35,736)	(5,058)	$(96,329)

	SIX MONTHS ENDED 1/31/19		YEAR ENDED 7/31/18
Class R	Shares	Amount	Shares	Amount
Shares sold	3,969	$72,663	15,638	$295,915
Shares issued in connection with
reinvestment of distributions	6,311	108,177	4,830	91,430
	10,280	180,840	20,468	387,345
Shares repurchased	(4,021)	(72,933)	(134,242)	(2,524,063)
Net increase (decrease)	6,259	$107,907	(113,774)	$(2,136,718)

88 RetirementReady® Funds

	SIX MONTHS ENDED 1/31/19		YEAR ENDED 7/31/18
Class R6	Shares	Amount	Shares	Amount
Shares sold	82,878	$1,792,087	341,753	$7,618,254
Shares issued in connection with
reinvestment of distributions	24,482	493,801	9,056	200,231
	107,360	2,285,888	350,809	7,818,485
Shares repurchased	(75,186)	(1,597,998)	(88,580)	(1,962,913)
Net increase	32,174	$687,890	262,229	$5,855,572

	SIX MONTHS ENDED 1/31/19		YEAR ENDED 7/31/18
Class Y	Shares	Amount	Shares	Amount
Shares sold	94,995	$2,028,758	60,162	$1,344,882
Shares issued in connection with
reinvestment of distributions	7,202	145,040	2,673	59,066
	102,197	2,173,798	62,835	1,403,948
Shares repurchased	(29,290)	(645,437)	(60,763)	(1,332,375)
Net increase	72,907	$1,528,361	2,072	$71,573

Putnam Retirement Income Fund Lifestyle 1

	SIX MONTHS ENDED 1/31/19		YEAR ENDED 7/31/18
Class A	Shares	Amount	Shares	Amount
Shares sold	1,071,923	$18,341,057	1,740,133	$30,843,973
Shares issued in connection with
reinvestment of distributions	130,678	2,176,717	121,015	2,143,157
	1,202,601	20,517,774	1,861,148	32,987,130
Shares repurchased	(926,477)	(15,832,825)	(1,166,532)	(20,676,771)
Net increase	276,124	$4,684,949	694,616	$12,310,359

	SIX MONTHS ENDED 1/31/19		YEAR ENDED 7/31/18
Class B	Shares	Amount	Shares	Amount
Shares sold	—	$—	1	$22
Shares issued in connection with
reinvestment of distributions	877	14,209	1,097	19,005
	877	14,209	1,098	19,027
Shares repurchased	(8,870)	(148,174)	(8,494)	(147,052)
Net decrease	(7,993)	$(133,965)	(7,396)	$(128,025)

	SIX MONTHS ENDED 1/31/19		YEAR ENDED 7/31/18
Class C	Shares	Amount	Shares	Amount
Shares sold	14,663	$241,773	6,637	$115,997
Shares issued in connection with
reinvestment of distributions	1,648	26,701	1,781	30,944
	16,311	268,474	8,418	146,941
Shares repurchased	(4,911)	(81,950)	(37,432)	(649,590)
Net increase (decrease)	11,400	$186,524	(29,014)	$(502,649)

RetirementReady® Funds 89

	SIX MONTHS ENDED 1/31/19		YEAR ENDED 7/31/18
Class M	Shares	Amount	Shares	Amount
Shares sold	2,098	$35,446	3,173	$56,412
Shares issued in connection with
reinvestment of distributions	752	12,535	668	11,858
	2,850	47,981	3,841	68,270
Shares repurchased	(706)	(12,227)	(595)	(10,574)
Net increase	2,144	$35,754	3,246	$57,696

	SIX MONTHS ENDED 1/31/19		YEAR ENDED 7/31/18
Class R	Shares	Amount	Shares	Amount
Shares sold	6,068	$102,726	31,918	$559,273
Shares issued in connection with
reinvestment of distributions	699	11,617	913	16,169
	6,767	114,343	32,831	575,442
Shares repurchased	(5,331)	(89,030)	(44,323)	(779,677)
Net increase (decrease)	1,436	$25,313	(11,492)	$(204,235)

	SIX MONTHS ENDED 1/31/19		YEAR ENDED 7/31/18
Class R6	Shares	Amount	Shares	Amount
Shares sold	12,747	$219,898	36,022	$639,353
Shares issued in connection with
reinvestment of distributions	5,493	92,041	6,024	107,045
	18,240	311,939	42,046	746,398
Shares repurchased	(19,924)	(342,708)	(34,305)	(611,303)
Net increase (decrease)	(1,684)	$(30,769)	7,741	$135,095

	SIX MONTHS ENDED 1/31/19		YEAR ENDED 7/31/18
Class Y	Shares	Amount	Shares	Amount
Shares sold	126,301	$2,154,576	130,494	$2,325,432
Shares issued in connection with
reinvestment of distributions	7,731	129,136	6,490	115,351
	134,032	2,283,712	136,984	2,440,783
Shares repurchased	(62,869)	(1,103,064)	(73,797)	(1,310,364)
Net increase	71,163	$1,180,648	63,187	$1,130,419

At the close of the reporting period, Putnam Investments, LLC owned the following shares of each fund:

			Fair value at the
		Percentage of	end of the
	Shares owned	shares outstanding	reporting period
Putnam RetirementReady 2060 Fund class B	1,155	50.33%	$11,931
Putnam RetirementReady 2060 Fund class M	1,154	52.26	12,025
Putnam RetirementReady 2060 Fund class R	1,169	40.59	12,123
Putnam RetirementReady 2060 Fund class R6	1,174	2.16	12,221
Putnam RetirementReady 2060 Fund class Y	1,184	14.10	12,314

90 RetirementReady® Funds

At the close of the reporting period, the following funds’ had shareholders of record that owned the following percentages of the outstanding shares of the fund.

Putnam RetirementReady 2060 Fund	28.7%
Putnam RetirementReady 2055 Fund	19.3%, 14.1%
Putnam RetirementReady 2050 Fund	11.3%
Putnam RetirementReady 2045 Fund	9.7%, 7.1%
Putnam RetirementReady 2040 Fund	6.2%
Putnam RetirementReady 2035 Fund	11.5%
Putnam RetirementReady 2030 Fund	6.9%
Putnam RetirementReady 2025 Fund	8.7%, 5.2%

RetirementReady® Funds 91

Note 5: Transactions with affiliated issuers

Transactions during the reporting period with a company which is under common ownership or control, or involving securities of companies in which a fund owned at least 5% of the outstanding voting securities, were as follows:

Putnam RetirementReady 2060 Fund

							Change in
							unrealized	Shares
	Fair value	Purchase	Sale	Investment	Capital gain	Realized	appreciation	outstanding	Fair value
Name of affiliate	as of 7/31/18	cost	proceeds	income	distributions	gain (loss)	(depreciation)	as of 1/31/19	as of 1/31/19
Putnam Fixed Income Absolute
Return Fund Class P	$5,237	$6,022	$2,413	$218	$—	$(60)	$(138)	899	$8,648
Putnam Multi-Asset Absolute
Return Fund Class P	84,524	99,720	35,255	5,133	—	(4,299)	(2,605)	12,754	142,085
Putnam Dynamic Asset Allocation
Equity Fund Class P	658,293	825,077	199,797	14,709	115,765	(27,737)	(137,896)	100,264	1,117,940
Putnam Dynamic Asset Allocation
Growth Fund Class P	142,910	170,286	42,559	3,354	16,998	(5,838)	(21,629)	15,946	243,170
Putnam Government Money
Market Fund Class G	4,120	5,862	3,460	—	—	—	—	6,522	6,522
Totals	$895,084	$1,106,967	$283,484	$23,414	$132,763	$(37,934)	$(162,268)		$1,518,365

Putnam RetirementReady 2055 Fund

							Change in
							unrealized	Shares
	Fair value	Purchase	Sale	Investment	Capital gain	Realized	appreciation	outstanding	Fair value
Name of affiliate	as of 7/31/18	cost	proceeds	income	distributions	gain (loss)	(depreciation)	as of 1/31/19	as of 1/31/19
Putnam Fixed Income Absolute
Return Fund Class P	$185,894	$75,480	$65,581	$5,841	$—	$(1,304)	$(4,297)	19,770	$190,192
Putnam Multi-Asset Absolute
Return Fund Class P	2,251,756	619,882	644,074	80,516	—	(15,686)	(126,461)	187,201	2,085,417
Putnam Dynamic Asset Allocation
Equity Fund Class P	16,446,088	4,955,258	4,104,680	204,237	1,607,401	517,693	(3,088,219)	1,320,730	14,726,140
Putnam Dynamic Asset Allocation
Growth Fund Class P	4,886,147	2,132,760	1,092,730	75,921	384,748	77,199	(798,672)	341,292	5,204,704
Putnam Government Money
Market Fund Class G	107,651	54,804	69,597	914	—	—	—	92,858	92,858
Totals	$23,877,536	$7,838,184	$5,976,662	$367,429	$1,992,149	$577,902	$(4,017,649)		$22,299,311

92 RetirementReady® Funds	RetirementReady® Funds 93

Putnam RetirementReady 2050 Fund

							Change in
							unrealized	Shares
	Fair value	Purchase	Sale	Investment	Capital gain	Realized	appreciation	outstanding	Fair value
Name of affiliate	as of 7/31/18	cost	proceeds	income	distributions	gain (loss)	(depreciation)	as of 1/31/19	as of 1/31/19
Putnam Fixed Income Absolute
Return Fund Class P	$903,978	$288,594	$270,904	$27,758	$—	$(6,276)	$(20,157)	93,060	$895,235
Putnam Multi-Asset Absolute
Return Fund Class P	5,839,835	1,499,878	1,442,326	212,804	—	(15,504)	(360,602)	495,627	5,521,281
Putnam Dynamic Asset Allocation
Equity Fund Class P	32,578,477	9,231,880	7,745,024	401,222	3,157,722	1,109,290	(6,168,087)	2,601,483	29,006,536
Putnam Dynamic Asset Allocation
Growth Fund Class P	22,260,546	8,274,673	4,006,724	339,080	1,718,366	308,389	(3,532,519)	1,528,155	23,304,365
Putnam Government Money
Market Fund Class G	271,513	138,090	169,588	3,264	—	—	—	240,015	240,015
Totals	$61,854,349	$19,433,115	$13,634,566	$984,128	$4,876,088	$1,395,899	$(10,081,365)		$58,967,432

Putnam RetirementReady 2045 Fund

							Change in
							unrealized	Shares
	Fair value	Purchase	Sale	Investment	Capital gain	Realized	appreciation	outstanding	Fair value
Name of affiliate	as of 7/31/18	cost	proceeds	income	distributions	gain (loss)	(depreciation)	as of 1/31/19	as of 1/31/19
Putnam Fixed Income Absolute
Return Fund Class P	$1,699,524	$445,871	$503,710	$50,026	$—	$(11,845)	$(35,371)	165,745	$1,594,469
Putnam Multi-Asset Absolute
Return Fund Class P	6,723,543	2,208,393	1,794,871	257,640	—	(27,790)	(425,766)	599,956	6,683,509
Putnam Dynamic Asset Allocation
Equity Fund Class P	23,325,258	6,740,878	7,665,036	264,653	2,082,887	1,109,770	(4,400,626)	1,713,923	19,110,244
Putnam Dynamic Asset Allocation
Growth Fund Class P	37,591,573	14,466,557	7,322,088	571,910	2,898,285	590,110	(6,012,518)	2,577,943	39,313,634
Putnam Government Money
Market Fund Class G	307,850	316,539	224,670	4,720	—	—	—	399,719	399,719
Totals	$69,647,748	$24,178,238	$17,510,375	$1,148,949	$4,981,172	$1,660,245	$(10,874,281)		$67,101,575

Putnam RetirementReady 2040 Fund

							Change in
							unrealized	Shares
	Fair value	Purchase	Sale	Investment	Capital gain	Realized	appreciation	outstanding	Fair value
Name of affiliate	as of 7/31/18	cost	proceeds	income	distributions	gain (loss)	(depreciation)	as of 1/31/19	as of 1/31/19
Putnam Fixed Income Absolute
Return Fund Class P	$4,407,324	$1,348,292	$925,058	$142,830	$—	$(29,355)	$(105,659)	488,102	$4,695,544
Putnam Multi-Asset Absolute
Return Fund Class P	19,737,186	5,432,848	3,198,355	792,014	—	(102,809)	(1,265,568)	1,849,488	20,603,302
Putnam Dynamic Asset Allocation
Balanced Fund Class P	5,897,029	4,779,690	869,600	78,990	533,698	14,611	(960,143)	635,695	8,861,587
Putnam Dynamic Asset Allocation
Equity Fund Class P	16,490,472	3,224,329	6,820,648	152,889	1,203,278	1,085,910	(2,906,454)	993,149	11,073,609
Putnam Dynamic Asset Allocation
Growth Fund Class P	106,017,147	24,104,997	10,378,515	1,532,428	7,765,932	1,132,546	(15,344,282)	6,920,124	105,531,893
Putnam Government Money
Market Fund Class G	2,660,193	1,140,467	853,461	31,061	—	—	—	2,947,199	2,947,199
Totals	$155,209,351	$40,030,623	$23,045,637	$2,730,212	$9,502,908	$2,100,903	$(20,582,106)		$153,713,134

94 RetirementReady® Funds	RetirementReady® Funds 95

Putnam RetirementReady 2035 Fund

							Change in
							unrealized	Shares
	Fair value	Purchase	Sale	Investment	Capital gain	Realized	appreciation	outstanding	Fair value
Name of affiliate	as of 7/31/18	cost	proceeds	income	distributions	gain (loss)	(depreciation)	as of 1/31/19	as of 1/31/19
Putnam Fixed Income Absolute
Return Fund Class P	$6,483,928	$2,541,623	$1,572,726	$213,092	$—	$(49,315)	$(149,276)	754,078	$7,254,234
Putnam Multi-Asset Absolute
Return Fund Class P	20,898,834	5,871,658	3,872,999	802,221	—	(14,622)	(1,347,520)	1,933,155	21,535,351
Putnam Dynamic Asset Allocation
Balanced Fund Class P	27,110,465	15,003,679	4,263,901	321,754	2,009,316	284,878	(3,719,388)	2,468,847	34,415,733
Putnam Dynamic Asset Allocation
Growth Fund Class P	66,398,884	16,027,595	18,629,354	798,501	4,046,576	2,320,173	(9,409,346)	3,718,554	56,707,952
Putnam Government Money
Market Fund Class G	3,619,601	1,111,591	1,052,546	36,439	—	—	—	3,678,646	3,678,646
Totals	$124,511,712	$40,556,146	$29,391,526	$2,172,007	$6,055,892	$2,541,114	$(14,625,530)		$123,591,916

Putnam RetirementReady 2030 Fund

							Change in
							unrealized	Shares
	Fair value	Purchase	Sale	Investment	Capital gain	Realized	appreciation	outstanding	Fair value
Name of affiliate	as of 7/31/18	cost	proceeds	income	distributions	gain (loss)	(depreciation)	as of 1/31/19	as of 1/31/19
Putnam Fixed Income Absolute
Return Fund Class P	$18,850,733	$5,796,750	$3,425,924	$609,929	$—	$(42,745)	$(522,913)	2,147,183	$20,655,901
Putnam Multi-Asset Absolute
Return Fund Class P	40,575,918	9,912,855	5,385,523	1,576,474	—	(23,916)	(2,659,937)	3,807,845	42,419,397
Putnam Dynamic Asset Allocation
Balanced Fund Class P	93,081,454	24,807,689	9,657,698	1,005,247	5,738,233	697,234	(10,365,722)	7,070,513	98,562,957
Putnam Dynamic Asset Allocation
Conservative Fund Class P	1,966,822	2,583,682	463,536	37,918	104,077	(232)	(191,677)	376,334	3,895,059
Putnam Dynamic Asset Allocation
Growth Fund Class P	34,894,836	6,474,979	15,098,072	329,307	1,668,839	1,729,083	(4,540,498)	1,538,382	23,460,328
Putnam Government Money
Market Fund Class G	7,680,889	2,124,093	1,825,296	77,284	—	—	—	7,979,686	7,979,686
Totals	$197,050,652	$51,700,048	$35,856,049	$3,636,159	$7,511,149	$2,359,424	$(18,280,747)		$196,973,328

Putnam RetirementReady 2025 Fund

							Change in
							unrealized	Shares
	Fair value	Purchase	Sale	Investment	Capital gain	Realized	appreciation	outstanding	Fair value
Name of affiliate	as of 7/31/18	cost	proceeds	income	distributions	gain (loss)	(depreciation)	as of 1/31/19	as of 1/31/19
Putnam Fixed Income Absolute
Return Fund Class P	$19,303,082	$6,112,140	$4,412,786	$598,630	$—	$(6,473)	$(535,318)	2,126,886	$20,460,645
Putnam Multi-Asset Absolute
Return Fund Class P	32,948,207	9,654,105	6,063,043	1,248,356	—	(8,044)	(2,095,370)	3,091,190	34,435,855
Putnam Dynamic Asset Allocation
Balanced Fund Class P	54,559,282	14,033,944	16,789,076	529,539	2,697,070	1,562,700	(5,906,664)	3,404,604	47,460,186
Putnam Dynamic Asset Allocation
Conservative Fund Class P	15,652,880	8,534,803	3,470,244	211,652	516,338	63,587	(976,683)	1,913,463	19,804,343
Putnam Government Money
Market Fund Class G	6,596,600	2,085,309	1,936,929	61,758	—	—	—	6,744,980	6,744,980
Totals	$129,060,051	$40,420,301	$32,672,078	$2,649,935	$3,213,408	$1,611,770	$(9,514,035)		$128,906,009

96 RetirementReady® Funds	RetirementReady® Funds 97

Putnam RetirementReady 2020 Fund

							Change in
							unrealized	Shares
	Fair value	Purchase	Sale	Investment	Capital gain	Realized	appreciation	outstanding	Fair value
Name of affiliate	as of 7/31/18	cost	proceeds	income	distributions	gain (loss)	(depreciation)	as of 1/31/19	as of 1/31/19
Putnam Fixed Income Absolute
Return Fund Class P	$45,281,168	$14,158,803	$8,046,520	$1,437,426	$—	$(74,196)	$(1,214,552)	5,208,389	$50,104,703
Putnam Multi-Asset Absolute
Return Fund Class P	58,529,242	13,710,067	8,105,179	2,164,477	—	(392,766)	(3,214,559)	5,433,286	60,526,805
Putnam Dynamic Asset Allocation
Balanced Fund Class P	29,003,467	5,804,908	13,829,093	249,135	1,082,923	1,055,082	(2,704,147)	1,386,673	19,330,217
Putnam Dynamic Asset Allocation
Conservative Fund Class P	55,073,497	16,130,846	7,932,066	668,746	1,557,703	114,118	(2,808,848)	5,852,903	60,577,547
Putnam Government Money
Market Fund Class G	11,814,897	2,511,477	2,662,499	106,574	—	—	—	11,663,875	11,663,875
Totals	$199,702,271	$52,316,101	$40,575,357	$4,626,358	$2,640,626	$702,238	$(9,942,106)		$202,203,147

Putnam Retirement Income Fund Lifestyle 1

							Change in
							unrealized	Shares
	Fair value	Purchase	Sale	Investment	Capital gain	Realized	appreciation	outstanding	Fair value
Name of affiliate	as of 7/31/18	cost	proceeds	income	distributions	gain (loss)	(depreciation)	as of 1/31/19	as of 1/31/19
Putnam Fixed Income Absolute
Return Fund Class P	$31,094,455	$7,265,125	$5,940,367	$914,417	$—	$(14,179)	$(783,220)	3,287,091	$31,621,814
Putnam Multi-Asset Absolute
Return Fund Class P	31,064,700	8,244,188	5,273,883	1,133,062	—	(341,446)	(1,519,382)	2,888,167	32,174,177
Putnam Dynamic Asset Allocation
Conservative Fund Class P	35,660,386	8,854,194	6,451,532	408,812	924,079	235,200	(1,804,220)	3,525,993	36,494,028
Putnam Government Money
Market Fund Class G	6,169,788	1,528,512	1,547,400	60,342	—	—	—	6,150,900	6,150,900
Totals	$103,989,329	$25,892,019	$19,213,182	$2,516,633	$924,079	$(120,425)	$(4,106,822)		$106,440,919

Note 6: Market, credit and other risks

In the normal course of business, the underlying Putnam Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The underlying Putnam Funds may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. The underlying Putnam Funds may invest in foreign securities that involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations. The financial statements of the underlying Putnam Funds contain additional information about the expenses and investments of the underlying Putnam Funds and are available upon request.

98 RetirementReady® Funds	RetirementReady® Funds 99

Services for shareholders

Investor services

Systematic investment plan Tell us how much you wish to invest regularly — weekly, semimonthly, or monthly — and the amount you choose will be transferred automatically from your checking or savings account. There’s no additional fee for this service, and you can suspend it at any time. This plan may be a great way to save for college expenses or to plan for your retirement.

Please note that regular investing does not guarantee a profit or protect against loss in a declining market. Before arranging a systematic investment plan, consider your financial ability to continue making purchases in periods when prices are low.

Systematic exchange You can make regular transfers from one Putnam fund to another Putnam fund. There are no additional fees for this service, and you can cancel or change your options at any time.

Dividends PLUS You can choose to have the dividend distributions from one of your Putnam funds automatically reinvested in another Putnam fund at no additional charge.

Free exchange privilege You can exchange money between Putnam funds free of charge, as long as they are the same class of shares. A signature guarantee is required if you are exchanging more than $500,000. The fund reserves the right to revise or terminate the exchange privilege.

Reinstatement privilege If you’ve sold Putnam shares or received a check for a dividend or capital gain, you may reinvest the proceeds with Putnam within 90 days of the transaction and they will be reinvested at the fund’s current net asset value — with no sales charge. However, reinstatement of class B shares may have special tax consequences. Ask your financial or tax representative for details.

Check-writing service You have ready access to many Putnam accounts. It’s as simple as writing a check, and there are no special fees or service charges. For more information about the check-writing service, call Putnam or visit our website.

Dollar cost averaging When you’re investing for long-term goals, it’s time, not timing, that counts. Investing on a systematic basis is a better strategy than trying to figure out when the markets will go up or down. This means investing the same amount of money regularly over a long period. This method of investing is called dollar cost averaging. When a fund’s share price declines, your investment dollars buy more shares at lower prices. When it increases, they buy fewer shares. Over time, you will pay a lower average price per share.

For more information

Visit the Individual Investors section at putnam.com A secure section of our website contains complete information on your account, including balances and transactions, updated daily. You may also conduct transactions, such as exchanges, additional investments, and address changes. Log on today to get your password.

Call us toll free at 1-800-225-1581 Ask a helpful Putnam representative or your financial advisor for details about any of these or other services, or see your prospectus.

100 RetirementReady® Funds

Fund information

Founded over 80 years ago, Putnam Investments was built around the concept that a balance between risk and reward is the hallmark of a well-rounded financial program. We manage funds across income, value, blend, growth, sustainable, asset allocation, absolute return, and global sector categories.

Investment Manager	Trustees	Michael J. Higgins
Putnam Investment	Kenneth R. Leibler, Chair	Vice President, Treasurer,
Management, LLC	Liaquat Ahamed	and Clerk
100 Federal Street	Ravi Akhoury
Boston, MA 02110	Barbara M. Baumann	Janet C. Smith
	Katinka Domotorffy	Vice President,
Investment Sub-Advisor	Catharine Bond Hill	Principal Financial Officer,
Putnam Investments Limited	Paul L. Joskow	Principal Accounting Officer,
16 St James’s Street	Robert E. Patterson	and Assistant Treasurer
London, England SW1A 1ER	George Putnam, III
	Robert L. Reynolds	Susan G. Malloy
Marketing Services	Manoj P. Singh	Vice President and
Putnam Retail Management		Assistant Treasurer
100 Federal Street	Officers
Boston, MA 02110	Robert L. Reynolds	Mark C. Trenchard
	President	Vice President and
Custodian		BSA Compliance Officer
State Street Bank	Jonathan S. Horwitz
and Trust Company	Executive Vice President,	Nancy E. Florek
	Principal Executive Officer,	Vice President, Director of
Legal Counsel	and Compliance Liaison	Proxy Voting and Corporate
Ropes & Gray LLP		Governance, Assistant Clerk,
	Robert T. Burns	and Assistant Treasurer
Vice President and
	Chief Legal Officer	Denere P. Poulack
Assistant Vice President, Assistant
	James F. Clark	Clerk, and Assistant Treasurer
Vice President and
Chief Compliance Officer

This report is for the information of shareholders of Putnam RetirementReady® Funds. It may also be used as sales literature when preceded or accompanied by the current prospectus, the most recent copy of Putnam’s Quarterly Performance Summary, and Putnam’s Quarterly Ranking Summary. For more recent performance, please visit putnam.com. Investors should carefully consider the investment objectives, risks, charges, and expenses of a fund, which are described in its prospectus. For this and other information or to request a prospectus or summary prospectus, call 1-800-225-1581 toll free. Please read the prospectus carefully before investing. The funds’ Statement of Additional Information contains additional information about each fund’s Trustees and is available without charge upon request by calling 1-800-225-1581.

Putnam
INVESTMENTS

100 Federal Street
Boston, MA 02110

1-800-225-1581
putnam.com

PRSRT STD
U.S. POSTAGE PAID
BROCKTON, MA
PERMIT NO. 600

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SA097 315318 3/19

Item 2. Code of Ethics:

Not applicable

Item 3. Audit Committee Financial Expert:

Not applicable

Item 4. Principal Accountant Fees and Services:

Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 11. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Disclosures of Securities Lending Activities for Closed-End Investment Companies:

Not applicable

Item 13. Exhibits:

(a)(1) Not applicable

(a)(2) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam RetirementReady Funds

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer

Date: March 28, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer

Date: March 28, 2019

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer

Date: March 28, 2019